Supplement Dated September 15, 2014
To The Prospectus Dated April 28, 2014

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 15, 2014, unless otherwise noted below.

This supplement adds the following new funds and respective Investment Sub-Advisers:

New Fund	Sub-Adviser
JNL/Boston Partners Global Long Short Equity Fund	Robeco Investment Management, Inc.

JNL/S&P International 5 Fund	Mellon Capital Management Corporation Standard & Poor’s Investment Advisory Services LLC

This supplement discloses the following fund merger:

Acquired Fund	Acquiring Fund
JNL/Mellon Capital NYSE® International 25 Fund (“NYSE Fund”), a portfolio of JNL Variable Fund LLC	JNL/Mellon Capital International Index Fund (“International Index Fund”), a series of the JNL Series Trust

On June 3-4, 2014, the Board of Managers (“Board”) of the JNL Variable Fund LLC approved the reorganization of the NYSE Fund into the International Index Fund (the “Reorganization”).  The investment objectives, principal investment strategies and risks of the NYSE Fund and the International Index Fund are similar.

Under the terms of the Plan of Reorganization, the NYSE Fund’s assets and liabilities will be transferred to International Index Fund in return for shares of the International Index Fund of equal value as of the valuation date. These International Index Fund shares will be distributed pro rata to shareholders of the NYSE Fund in exchange for their fund shares. Current NYSE Fund shareholders will thus become shareholders of the International Index Fund and receive shares of International Index Fund with a total net asset value equal to that of their shares of the NYSE Fund at the time of reorganization.  The proposed transaction is expected to be tax-free for Contract owners and for the funds for federal income tax purposes.

It is expected that the Reorganization will take place on or around September 12, 2014.  Please note that the Reorganization requires no action on your part.

This supplement discloses the following fund update:

Certain disclosures relating to the JNL/Mellon Capital Utilities Sector Fund are revised to reflect the change in benchmark from the Dow Jones US Utilities Index to the MSCI USA IMI Utilities Index for the Fund effective September 15, 2014.

Please add the following Funds on the cover page and to the Table of Contents:

JNL/Boston Partners Global Long Short Equity Fund
JNL/S&P International 5 Fund

The following Fund should be added to the summary prospectus section entitled “Summary Overview of Each Fund”:

JNL/Boston Partners Global Long Short Equity Fund
Class A and B

Investment Objective.  The investment objective of the Fund is to seek long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	1.20%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1, 2	1.05%
Total Annual Fund Operating Expenses	2.45%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	1.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1, 2	1.05%
Total Annual Fund Operating Expenses	2.25%
1 “Other Expenses” are based on estimated amounts for the current fiscal year. The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period are expected to be 0.90%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.
2 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$248	$764

Class B
1 year	3 years
$228	$703

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies.  The Fund invests in long positions in stocks identified by the Sub-Adviser, Robeco Investment Management, Inc. (doing business as “Boston Partners”) as undervalued and takes short positions in stocks that Boston Partners has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund will invest, both long and short, in securities issued by U.S. and non-U.S. companies of any capitalization size. With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). Boston Partners will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. Selection of individual securities to be held long or sold short will be based on a mix of quantitative techniques and fundamental security analysis.  Boston Partners selects stocks on the basis of three criteria: valuation, business fundamentals and business momentum.  Boston Partners examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, including return on equity, earnings growth and cash flow. Boston Partners selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may invest in all types of equity and equity-related securities, including without limitation exchange traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (“ETFs”)), real estate investment trusts (“REITs”) and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (ordinarily at least 40% —unless market conditions are not deemed favorable by Boston Partners, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund’s portfolio is rebalanced regularly. Boston Partners assesses each investment’s changing characteristics relative to its contribution to portfolio risk. Boston Partners will sell an investment held long or close out a short position that Boston Partners believes no longer offers an appropriate return-to-risk tradeoff.

Under normal circumstances, Boston Partners expects to sell securities short so that the Fund’s portfolio is approximately 50% net long with an average of between 30% and 70% net long.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than $1 billion.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by U.S. and foreign corporations and other business organizations (e.g. trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Non-investment grade fixed income securities (commonly known as “junk bonds”) are rated BB or lower by Standard & Poor’s Rating Group, or have a comparable rating by another nationally recognized statistical rating organization (“NRSRO”) (or, if unrated are determined by Boston Partners to be of comparable quality at the time of investment). The Fund may invest in securities of the lowest rating category, including securities in default. Boston Partners may, but is not required to, sell a bond or note held by the Fund in the event that its credit rating is downgraded.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.  When trading derivatives, the Fund may be required to post securities to a segregated account. Asset segregation may be required for short sales and for many, but not all, derivatives transactions, including swaps, options, futures, forwards and contracts for differences.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

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Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

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Derivatives risk – Investing in derivative instruments, such as swaps (including interest rate swaps and credit default swaps), options, futures contracts, forward currency contracts, reverse repurchase agreements, other over-the-counter contracts, and certain exchange-traded funds, involves risks, including liquidity, market, counterparty, credit, and currency risks, mispricing or improper valuation.  Changes in the value of the derivative may not move as expected relative to the value of the assets, rates, or indices the derivative is designed to track, and the Fund could lose more than the principal amount invested.
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Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

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Exchange traded funds investing risk – An investment in an exchange-traded fund (“ETF”) generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value (“NAV”); (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•	Investments in initial public offerings of securities (“IPOs”) risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Options risk – If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by a Fund. If a Fund sells an option, it sells to another person the right to buy from or sell to a Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by a Fund.

•
Segregated account risk – A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
•
Short sales risk – The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short sale may be affected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•	Small cap investing risk– Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.
•
Unseasoned issuers risk – Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Performance.  Performance for the Fund has not been included because the Fund has not yet commenced operations. Performance, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Robeco Investment Management, Inc. (“Robeco”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Joseph F. Feeney, Jr.	September 2014	Co-Chief Executive Officer and Chief Investment Officer, Robeco Investment Management
Christopher K. Hart	September 2014	Equity Portfolio Manager
Joshua Jones	September 2014	Associate Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Utilities Sector Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.34%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.18%
Total Annual Fund Operating Expenses	0.72%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Utilities Sector Fund under “Expense Example,” please delete the table following the first paragraph in its entirety and replace it with the following:

Class A
1 year	3 years	5 years	10 years
$74	$230	$401	$894

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Utilities Sector Fund under “Principal Investment Strategies,” please delete the first two paragraphs in their entirety and replace them with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Utilities Index in proportion to their market capitalization weighting in the MSCI USA IMI Utilities Index.  The MSCI USA IMI Utilities Index measures the performance of the utilities sector of the U.S. equity market.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Utilities Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that the Fund will outperform the MSCI USA IMI Utilities Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2013, the market capitalization range of the MSCI USA IMI Utilities Index was $119.59 million to $52.59 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Utilities Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Utilities Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Utilities Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones US Utilities Index with the MSCI USA IMI Utilities Index as the Fund’s primary benchmark.

The following Fund should be added to the summary prospectus section entitled “Summary Overview of Each Fund”:

JNL/S&P International 5 Fund
Class A and B

Investment Objective.  The investment objective of the Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.15%
Total Annual Fund Operating Expenses	0.80%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses1	0.15%
Total Annual Fund Operating Expenses	0.60%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$82	$255

Class B
1 year	3 years
$61	$192

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the common stocks of foreign companies located in developed countries throughout the world, excluding the United States, that are identified through a disciplined, rules-based strategy. The Fund allocates all of its net assets among the underlying regional strategies listed below:

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S&P Asia Pac Ex Japan Strategy – This strategy focuses on companies located in developed countries in the Asia-Pacific (excluding Japan) geographic region that have delivered attractive cash returns to shareholders while seeking to avoid companies with less attractive profitability.

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S&P Canada Strategy – This strategy focuses on companies located in Canada that the Sub-Adviser believes to have attractive free cash flows in relation to equity market capitalization while seeking to avoid companies that the Sub-Adviser believes have undergone unattractive changes to capital structure.

•
S&P Europe Strategy –This strategy focuses on companies located in Western Europe that the Sub-Adviser believes have above average free cash flows in relation to equity market valuation and attractive price momentum.

•	S&P Japan Strategy – This strategy focuses on companies located in Japan that the Sub-Adviser believes have attractive dividend yields while attempting to avoid overpaying through valuation metrics.
•
S&P Middle East Strategy –This strategy focuses on companies located in Israel that the Sub-Adviser believes to have strong free cash flows in relation to equity market valuation and attractive appreciation prospects in the equity market.

While each of these underlying regional strategies seeks to provide capital appreciation, each underlying regional strategy follows a different principal investment strategy.

Each of the underlying regional strategies invests by selecting from the common stock of companies included in a corresponding regional index, each of which is a sub-index of the S&P Developed Ex-U.S. BMI LargeMidIndex.  The S&P Developed Ex-U.S. BMI LargeMid Index measures the performance of companies located in developed countries around the world, excluding the United States.  As of December 31, 2013, the range of market capitalizations of companies included in the index was between $174.9 million and $236.8 billion.  The size of companies in the S&P Developed Ex-U.S. BMI LargeMid Index changes with market conditions, which can result in changes to the market capitalization range of companies in the index.

The securities for each underlying regional strategy are selected only once annually on each stock selection date.  The initial stock selection date will be on or about September 15, 2014. After the initial stock selection date the Fund will be rebalanced annually between each of the above specialized strategies on or the first business day of March.

Standard & Poor’s Investment Advisory Services LLC and Mellon Capital Management Corporation, (“Sub-Advisers”) generally use a buy and hold strategy, trading only around each stock selection date, when cash flow activity occurs, and for dividend reinvestment.  The Sub-Advisers may also trade for mergers if the original stock is not the surviving company.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  Performance for the Fund has not been included because the Fund has not yet commenced operations. Performance, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Co-Sub-Advisers:
Standard & Poor’s Investment Advisory Services LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Erin Gibbs (SPIAS)	April 2014	Equity Chief Investment Officer
William Charles Bassignani (SPIAS)	April 2014	Chief Investment Officer & Asset Allocation Manager
Karen Q. Wong, CFA (MCM)	April 2014	Managing Director
Thomas J. Durante, CFA (MCM)	April 2014	Managing Director
Richard A. Brown, CFA (MCM)	April 2014	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

In the section entitled, “Additional Information About Each Fund” for the JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, and JNL/American Funds New World Fund, under the section entitled “Management”, subsection "Investment Manager to the Feeder Fund", please delete the fourth paragraph in its entirety and replace it with the following:

A discussion regarding the basis for the Board’s approval of investment advisory agreement for the Feeder Fund is available in the Fund’s Semi-Annual Report to shareholders for the period ended June 30, 2014.

In the section entitled, “Additional Information About Each Fund” for all funds, except the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/AllianceBernstein Dynamic Asset Allocation, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund, JNL/MMRS Moderate Fund, JNL/Scout Unconstrained Bond Fund, JNL/S&P 4 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL Investment Committee – Global Strategic Moderate with Alts Fund, JNL Investment Committee – Global Strategic Moderately Aggressive with Alts Fund, JNL Investment Committee – Strategic Moderate Fund, and JNL Investment Committee – Strategic Moderately Aggressive Fund in the section entitled "The Sub-Adviser and Portfolio Management", please delete the last paragraph in its entirety and replace it with the following:

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2014.

In the section entitled, “Additional Information About Each Fund” under “Principal Investment Strategies” for JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and JNL/S&P Managed Aggressive Fund, Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL Investment Committee – Global Strategic Moderate with Alts Fund, JNL Investment Committee – Global Strategic Moderately Aggressive with Alts Fund, JNL Investment Committee – Strategic Moderate Fund, and JNL Investment Committee – Strategic Moderately Aggressive Fund, please delete the table and replace it with the following:

Domestic/Global Equity	Domestic/Global Fixed Income

Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund

Domestic/Global Equity
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust
JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund
Curian Dynamic Risk Advantage – Income Fund

JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P International 5 Fund
JNL Variable Fund LLC	JNL/S&P Mid 3 Fund
JNL/Mellon Capital Communications Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Nasdaq® 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund
Alternative Strategies
Alternative Assets
Curian Variable Series Trust
Curian Variable Series Trust	Curian/AQR Risk Parity Fund
Curian/CenterSquare International Real Estate Securities Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian/Van Eck International Gold Fund	Curian Long Short Credit Fund
Curian/Neuberger Berman Currency Fund

JNL Series Trust	Curian/Nicholas Convertible Arbitrage Fund
JNL/BlackRock Commodity Securities Strategy Fund	Curian/Pinebridge Merger Arbitrage Fund
JNL/Brookfield Global Infrastructure and MLP Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
JNL/Invesco Global Real Estate Fund
JNL/Red Rocks Listed Private Equity Fund	JNL Series Trust
JNL/AQR Managed Futures Strategy Fund
Tactical Management	JNL/Boston Partners Global Long Short Equity Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL Series Trust	JNL/Mellon Capital Global Alpha Fund
JNL/BlackRock Global Allocation Fund
JNL/Ivy Asset Strategy Fund

The following Fund should be added to the prospectus section entitled “Additional Information About Each Fund”:

JNL/Boston Partners Global Long Short Equity Fund
Class A and B

Investment Objective.  The investment objective of the Fund is to seek long-term growth of capital.

Principal Investment Strategies.  The Fund invests in long positions in stocks identified by the Boston Partners as undervalued and takes short positions in stocks that Boston Partners has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund will invest, both long and short, primarily in equity securities issued by U.S. and non-U.S. companies of any market capitalization size. With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. The Fund is then obligated to return a security of the same issuer and quantity at some future date. The Fund may realize a loss to the extent the security increases in value or a profit to the extent the security declines in value (after taking into account any associated costs).The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). Boston Partners will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. Selection of individual securities to be held long or sold short will be based on a mix of quantitative techniques and fundamental security analysis.  Boston Partners selects stocks on the basis of three criteria: valuation, business fundamentals and business momentum. Boston Partners examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, including return on equity, earnings growth and cash flow. Boston Partners selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may invest in all types of equity and equity-related securities, including without limitation exchange traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (“ETFs”)), real estate investment trusts (“REITs”) and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (ordinarily at least 40% —unless market conditions are not deemed favorable by Boston Partners, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund’s portfolio is rebalanced regularly. Boston Partners assesses each investment’s changing characteristics relative to its contribution to portfolio risk. Boston Partners will sell an investment held long or close out a short position that Boston Partners believes no longer offers an appropriate return-to-risk tradeoff.

Under normal circumstances, Boston Partners expects to sell securities short so that the Fund’s portfolio is approximately 50% net long with an average of between 30% and 70% net long.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

Boston Partners will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which Boston Partners regularly monitors and adjusts as appropriate.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than $1 billion.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by U.S. and foreign corporations and other business organizations (e.g. trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Non-investment grade fixed income securities (commonly known as “junk bonds”) are rated BB or lower by Standard & Poor’s Rating Group, or have a comparable rating by another nationally recognized statistical rating organization (“NRSRO”) (or, if unrated are determined by Boston Partners to be of comparable quality at the time of investment). The Fund may invest in securities of the lowest rating category, including securities in default. Boston Partners may, but is not required to, sell a bond or note held by the Fund in the event that its credit rating is downgraded.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.  When trading derivatives, the Fund may be required to post securities to a segregated account. Asset segregation may be required for short sales and for many, but not all, derivatives transactions, including swaps, options, futures, forwards and contracts for differences.

While Boston Partners intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. Boston Partners will determine when market conditions warrant temporary defensive measures.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Convertible securities risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Exchange traded funds investing risk
•	Foreign regulatory risk
•	Foreign securities risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Investments in initial public offerings of securities (“IPOs”) risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Options risk

•	Segregated account risk
•	Short sales risk
•	Small cap investing risk
•	Unseasoned issuers risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions risk
•	When-issued and delayed delivery securities and forward commitments risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Adviser and Portfolio Management. Robeco Investment Management, Inc. (“Robeco”), located at 909 Third Avenue, 32nd Floor, New York, New York 10022, is a subsidiary of Robeco Groep N.V., a Dutch public limited liability company (“Robeco Groep”). Founded in 1929, Robeco Groep is one of the world’s oldest asset management organizations. Robeco provides investment management and investment advisory services to other institutional and proprietary accounts.

Joseph F. Feeney, Jr., Christopher K. Hart and Joshua Jones manage the Fund as a team. Mr. Hart is the lead portfolio manager and Mr. Jones is the associate portfolio manager of the Fund. Mr. Feeney is the Chief Investment Officer and oversees both the team and the Fund.

Mr. Feeney is Co-Chief Executive Officer and Chief Investment Officer for Robeco Investment Management.  He is responsible for the firm’s strategic, financial and operating decisions, and all aspects of investment management including the firm’s fundamental and quantitative research groups.  He was one of the original partners of Boston Partners Asset Management in 1995. Prior to assuming these roles, he was Director of Research.  Mr. Feeney joined the firm upon its inception in 1995 from Putnam Investments where he managed mortgage-backed securities portfolios.  He began his career at the Bank of Boston where he was a loan officer specializing on highly leveraged loan portfolios.  Mr. Feeney holds a B.S. degree in finance (Summa Cum Laude, Phi Beta Kappa) from the University of New Hampshire and an M.B.A. with High Honors from the University of Chicago.  He holds the Chartered Financial Analyst® designation and is past President of the Fixed Income Management Society of Boston.  He has twenty-nine years of investment experience.

Mr. Hart is an equity portfolio manager for Robeco Boston Partners Global Equity and International Equity products. Prior to this, he was an assistant portfolio manager for the Robeco Boston Partners Small Cap Value products for three years.  Before that, he was a research analyst and specialized in conglomerates, engineering and construction, building, machinery, aerospace & defense, and REITs sectors of the equity market. He joined the firm from Fidelity Investments where he was a research analyst. Mr. Hart holds a B.S. degree in finance, with a concentration in corporate finance from Clemson University. He holds the Chartered Financial Analyst® designation. He has twenty-three years of investment experience.

Mr. Jones is a research analyst with Robeco Boston Partners, specializing in the energy, metals and mining sectors of the equity market and is a global generalist. He is also an associate portfolio manager on Robeco Boston Partners Global and International products. He joined the firm from Cambridge Associates where he was a consulting associate specializing in hedge fund clients.  Mr. Jones holds a B.A. degree in economics from Bowdoin College. He holds the Chartered Financial Analyst® designation.  He has ten years of professional experience.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreements is available in the Fund’s Semi-Annual Report for the fiscal year ended June 30, 2014.

In the section entitled, “Additional Information About Each Fund” for the JNL/Goldman Sachs Core Plus Bond Fund, in the section entitled “Principal Investment Strategies,” please delete the second paragraph in its entirety and replace it with the following:

The Sub-Adviser uses duration management as a fundamental part of the management for this Fund. Generally, the Sub-Adviser expects to track the duration of the Barclays U.S. Aggregate Bond Index (plus or minus 2.5 years) although the securities held may have short, intermediate, and long terms to maturity.  Duration is a mathematical measure of the average life of a bond that includes its yield, coupon, final maturity and call features. It’s often used to measure the potential volatility of a bond’s price, and is considered a more accurate measure than maturity of a bond’s sensitivity to changes in market interest rates.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Utilities Sector Fund, in the section entitled “Principal Investment Strategies,” please delete the first three paragraphs in their entirety and replace it with the following:

Principal Investment Strategies.  The Utilities Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Utilities Index. The Utilities Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  The Utilities Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the MSCI USA IMI Utilities Index in proportion to their market capitalization weighting in the Dow Jones US Utilities Index.  When replicating a capitalization-weighted index such as the MSCI USA IMI Utilities Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income.  The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Utilities Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Utilities Index.  As of April 30, 2014, the market capitalization range of the MSCI USA IMI Utilities Index was $119.59 million to $52.59 billion.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code.  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The MSCI USA IMI Utilities Index is a subset of the benchmark MSCI USA Investable Market Index (“IMI”) and is comprised of securities that are classified in the Utilities sector by the Global Industry Classification Standard (GICS®).

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

The following Fund should be added to the prospectus section entitled “Additional Information About Each Fund”:

JNL/S&P International 5 Fund
Class A and B

Investment Objective.  The investment objective of the JNL/S&P International 5 Fund is capital appreciation.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in the common stock of foreign companies that are identified by a model strategy comprised of five underlying regional strategies.  The Fund allocates all of its net assets among the underlying regional strategies listed below on a pro rata basis according to the approximate market-capitalization weight that a corresponding regional sub-index of the S&P Developed Ex-U.S. BMI LargeMid Index bears to the S&P Developed Ex-U.S. BMI LargeMid Index.  The five underlying regional strategies are:

Underlying Regional Strategy	Approximate Proportion of the S&P Developed Ex-U.S. BMI LargeMid® Index as of December 31, 2013
S&P Asia Pac Ex Japan Strategy	14.7%
S&P Canada Strategy	8.8%
S&P Europe Strategy	55.4%
S&P Japan Strategy	20.5%
S&P Middle East Strategy	0.6%

Each of the underlying regional strategies invests by selecting from the common stock of companies included in a corresponding regional index (described below), each of which is a sub-index of the S&P Developed Ex-U.S. BMI LargeMid Index.  The S&P Developed Ex-U.S. BMI LargeMid Index measures the performance of companies located in developed countries around the world, excluding the United States.  As of December 31, 2013, the range of market capitalizations of companies in the index was between $175.9 million and $236.8 billion.  The size of companies in the S&P Developed Ex-U.S. BMI LargeMid Index changes with market conditions, which can result in changes to the market capitalization range of companies in the index.

The investment policies of the five underlying regional strategies are described more fully below.

The securities for each underlying regional strategy are selected only once annually on each stock selection date.  The initial stock selection date will be on or about September 15, 2014. After the initial stock selection date the Fund will be rebalanced annually between each of the above specialized strategies on or around the first international unified business day of March.

Standard & Poor’s Investment Advisory Services LLC and Mellon Capital Management Corporation, (“Sub-Advisers”) generally use a buy and hold strategy, trading only around each stock selection date, when cash flow activity occurs, and for dividend reinvestment.  The Sub-Advisers may also trade for mergers if the original stock is not the surviving company.

Between stock selection dates, when cash inflows and outflows require, the Sub-Advisers make new purchases and sales of common stocks of the five underlying regional strategies in approximately the same proportion that such stocks are then held in the Fund (determined based on market value).

The universe of investable common stocks for each of the five underlying regional strategies begins with the S&P Developed Ex-U.S. BMI LargeMid® Index and then excludes the least liquid 20% of constituents based on trading volume from the investable universe of the index. The weight of the remaining securities in each sub-model sub-strategy is scaled based on liquidity, so that the more liquid names are relatively larger positions.

Certain provisions of the 1940 Act, and other U.S. “Federal Securities Laws” may limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments.  If a Securities Related Company is selected by the strategy described above, the Sub-Advisers may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions.  Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities or other permissible investments.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

While each of the five underlying regional strategies seeks to provide capital appreciation, each underlying regional strategy follows a different principal investment strategy.

S&P Asia Pac Ex Japan Strategy

Principal Investment Strategies. The S&P Asia Pac Ex Japan Strategy seeks to achieve capital appreciation by investing liquidity weighted allocations to the common stock of approximately 10% of the companies in the S&P Asia Pacific Ex-Japan BMI Large Mid® Index that the Sub-Adviser believes to be the most attractive.  The Sub-Adviser defines attractive stocks as those with the highest Total Equity Yield (a measure of cash returned to equity shareholders). Companies that are considered as having either the least attractive share buyback yield (as represented by net shares repurchased to issued relative to market capitalization) or below average profitability are excluded.  Companies with lower S&P Capital IQ™ Quality Ranks are also excluded, helping filter those stocks that may look attractive on a capital appreciation basis but may have longer term low quality characteristics.

S&P Canada Strategy

Principal Investment Strategies. The S&P Canada Strategy seeks to achieve capital appreciation by investing in liquidity weighted allocations to the common stock of approximately 15% of the companies in the S&P Canada BMI Large Mid® Index that the Sub-Adviser believes to be the most attractive. The Sub-Adviser defines attractive stocks as those with the strongest Free Cash Flow Yield (as represented by the ratio of free cash flow to equity market capitalization), excluding companies with unattractive share buyback yields or, unattractive net debt issuance to repayment ratios. Companies with lower S&P Capital IQTM Quality Ranks are also excluded, helping filter those stocks that may look attractive on a capital appreciation basis but may have longer term low quality characteristics.

S&P Europe Strategy

Principal Investment Strategies. The S&P Europe Strategy seeks to achieve capital appreciation by investing in liquidity weighted allocations to the common stock of approximately 15% of the companies in the S&P Europe BMI LargeMid® Index that the Sub-Adviser believes to be the most attractive. The Sub-Adviser defines attractive stocks as those having above average Free Cash Flow Yield, and attractive Price Momentum while excluding below average Total Equity Yield (a measure of Dividend Yield and Share Buyback Yield). Companies with lower S&P Capital IQTM Quality Ranks are also excluded, helping filter those stocks that may look attractive on a capital appreciation basis but may have longer term low quality characteristics.

S&P Japan Strategy

Principal Investment Strategies. The S&P Japan Strategy seeks to achieve capital appreciation by investing liquidity weighted allocations to the common stock of approximately 10% of the companies in the S&P Japan BMI LargeMid Index that the Sub-Adviser believes to be the most attractive. The Sub-Adviser defines attractive stocks as those with the highest Dividend Yield after excluding the lowest Total Equity Yield (a measure of cash returned to equity shareholders) and most overvalued companies.  Companies with lower S&P Capital IQTM Quality Ranks are also excluded, helping filter those stocks that may look attractive on a capital appreciation basis but may have longer term low quality characteristics.

S&P Middle East Strategy

Principal Investment Strategies. The S&P Middle East Strategy seeks to achieve capital appreciation by investing liquidity weighted allocations to the common stock of approximately 10% of the companies in the S&P Israel BMI LargeMid® Index that the Sub-Adviser believes to be the most attractive. The Sub-Adviser defines attractive stocks as those with the strongest Free Cash Flow Yield, and either above average profitability or favorable price momentum. S&P Capital IQ™ Quality Ranks are used to exclude companies with the lower quality, helping to filter those that may look attractive on a capital appreciation basis but may have longer term low quality characteristics.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Limited management, trading cost and rebalance risk
•	Market risk
•	Mid-capitalization investing risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Liquidity risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ ability to effectively implement the investment strategies of the Underlying Funds.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to it.

The Sub-Advisers and Portfolio Management.  The Fund engages co-sub-advisers.  Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) serves as the Sub-Adviser responsible for the selection and allocation of investments.  Mellon Capital Management Corporation (“Mellon Capital”) serves as the Sub-Adviser responsible for trading services for the Fund.

SPIAS is located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of McGraw Hill Financial, Inc. (“McGraw Hill”), a publicly traded company that provides, financial information, including credit ratings, benchmarks and analytics to the global capital and commodity markets.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC and S&P Dow Jones Indices LLC, both subsidiaries of McGraw-Hill.  Standard & Poor’s Financial Services LLC is a provider of financial market intelligence, including independent credit ratings, risk evaluation, investment research and data.  S&P Dow Jones Indices LLC is a provider of indices. In addition to SPIAS, Standard & Poor’s Financial Services LLC and S&P Dow Jones Indices LLC operate several independent businesses that engage in other separate business activities.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor’s Financial Services LLC in connection with its ratings business, except to the extent such information is made available by Standard & Poor’s Financial Services LLC to the general public.

Erin Gibbs and William Charles Bassignani share the primary responsibility for the development of the investment allocations of each Fund.

In December 2011, William Charles Bassignani was appointed President, Chief Investment Officer & Asset Allocation Manager for SPIAS. Mr. Bassignani is primarily responsible for driving the asset allocation recommendations for SPIAS. In addition, Mr. Bassignani is currently Managing Director, Head of Analytical Model Development for Market Credit and Risk Strategies since March 2010 for Standard & Poor’s Securities Evaluations, Inc. From March 2008 to March 2010, Mr. Bassignani was Managing Director, Head of Analytical Model Development, Market Credit and Risk Strategies for Standard & Poor’s. Prior to that, Mr. Bassignani was Managing Director of Quantitative Model Development for the Quantitative Analytics Research Group for Standard & Poor’s Ratings Services from August 2002 to March 2008. Mr. Bassignani earned his Masters in Business Administration and a BA in International Relations and Economics (Political Science) from Boston University.

Erin Gibbs was appointed Vice President, Equity Models Management, Global Market Intelligence for S&P Capital IQ in March 2014 and Equity Chief Investment Officer, SPIAS and Director, Quantitative Portfolio Research, Global Market Intelligence for S&P Capital IQ in September 2011. Ms. Gibbs is responsible for developing the advisory business in the United States and for equity quantitative portfolio research. Ms. Gibbs was Director, ClariFI group for S&P Capital IQ from May 2006 to September 2011. Ms. Gibbs has worked in the investment teams at Pilgrim Baxter and Sanford Bernstein and has over 15 years experience in the investment industry. Ms. Gibbs earned a bachelor’s degree in International Management with a focus in Finance from Pace University. She has also completed level 3 of the CMT certification program and completed additional courses at the Courant Institute of New York University.

Mellon Capital is located at 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Mellon Capital is responsible for managing the investment of portfolio assets according to the allocations developed by SPIAS.  Mellon Capital directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by SPIAS.  The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of SPIAS portfolio allocations are:

Karen Q. Wong, CFA is a Managing Director, Head of Equity Portfolio Management at Mellon Capital.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 15 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco. Ms. Wong has been a manager of the Fund since its inception.

Thomas Durante, CFA, Managing Director, Equity Portfolio Management has been at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 31 years of investment experience, and 14 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 18 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research, and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Ms. Wong, Mr. Durante, and Mr. Brown review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

They play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Trustees’ basis for approving the sub-advisory agreements is available in the Fund’s Semi-Annual Report for the fiscal year ended June 30, 2014.

In the section entitled “More About the Funds,” sub-section entitled “Benchmarks,” please delete the row for JNL/Mellon Capital Utilities Sector Fund and replace it with the following:

Name	Primary Benchmark	Secondary Benchmark(s)
JNL/Mellon Capital Utilities Sector Fund	MSCI USA IMI Utilities Index	Not Applicable

In the section entitled “More About the Funds,” sub-section entitled “Benchmarks,” please add the following rows to the table:

Name	Primary Benchmark	Secondary Benchmark(s)
JNL/Boston Partners Global Long Short Equity Fund	MSCI World NR USD Index	Not Applicable
JNL/S&P International 5 Fund	S&P Developed Ex US LargeMid Index	Not Applicable

In the prospectus, in the section entitled “Glossary of Risks”, please add the following risks:

Unseasoned issuers risk – Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

In the section entitled "Management of the Trust," sub-section entitled “Investment Adviser,” please delete the third paragraph in its entirety and replace it with the following:

A discussion regarding the Board of Trustees’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2014.

In the section entitled "Management of the Trust," sub-section entitled “Management Fee,” please add the following rows to the table:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of Each Fund)	Aggregate Fee Paid to Adviser in Most Recent Fiscal year (Annual Rate Based on Average Net Assets of Each Fund)
JNL/Boston Partners Global Long Short Equity Fund	$0 to $1 billion Over $1 billion	1.20% 1.15%	N/A
JNL/S&P International 5 Fund	$0 to $1 billion Over $1 billion	0.45% 0.40%	N/A

In the section entitled "Management of the Trust," sub-section entitled “Management Fee,” please delete the rows and corresponding footnotes for the JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/Ivy Asset Strategy Fund, JNL/Neuberger Berman Strategic Income Fund, and JNL/PIMCO Total Return Bond Fund in their entirety and replace with the following:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of Each Fund)	Aggregate Fee Paid to Adviser in Most Recent Fiscal year (Annual Rate Based on Average Net Assets of Each Fund)
JNL/Franklin Templeton Global Multisector Bond Fund	$0 to $1 billion $1 billion to $2 billion Over $2 billion	.75%5 .70% .65%	.74%
JNL/Goldman Sachs Core Plus Bond Fund	$0 to $500 million $500 million to $1 billion Over $1 billion	.60% .55% .50%	.58%
JNL/Ivy Asset Strategy Fund	$0 to $500 million $500 million to $1.5 billion $1.5 billion to $3 billion Over $3 billion	.90% .85% .825% .75%	.85%
JNL/Neuberger Berman Strategic Income Fund	$0 to $500 million $500 million to $1 billion Over $1 billion	.60% .55% .50%	.60%
JNL/PIMCO Total Return Bond Fund	$0 to $3 billion Over $3 billion	.50% .49%	.50%
5 JNAM has contractually agreed to waive 0.025% of the management fee of the Fund on the first $1 billion of the Fund’s assets.  The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

In the section entitled "Management of the Trust," sub-section entitled “Administrative Fee,” please add the following to the table:

Funds	Assets	Administrative Fee
JNL/Boston Partners Global Long Short Equity Fund	All Assets	.15%
JNL/S&P International 5 Fund	All Assets	.15%

In the section entitled "Financial Highlights", please delete the second paragraph and the Financial Highlights in its entirety and replace it with the following:

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.  The information as of June 30, 2014 (semi-annual report) has not been audited.

JNL Series Trust Sub-Advised Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from					Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/AllianceBernstein Dynamic Asset Allocation Fund(x)
Class A
06/30/2014*	$10.00	$0.02	$0.35	$0.37	$–	$–		$10.37	3.70%	$14,933	15%		1.16%		1.16%		1.35%
JNL/AQR Managed Futures Strategy Fund(e)
Class A
06/30/2014	10.30	(0.06)	(0.49)	(0.55)	–	–		9.75	(5.34)	413,254	0		1.36		1.36		(1.33)
12/31/2013	9.99	(0.14)	0.83	0.69	(0.37)	(0.01)		10.30	7.08	482,706	0		1.35		1.35		(1.32)
12/31/2012	9.46	(0.12)	0.65	0.53	–	–		9.99	5.60	541,596	0		1.35		1.35		(1.31)
12/31/2011*	10.00	(0.04)	(0.50)	(0.54)	–	–		9.46	(5.40)	459,751	0		1.36		1.36		(1.34)
Class B
06/30/2014	10.32	(0.05)	(0.49)	(0.54)	–	–		9.78	(5.23)	102	0		1.16		1.16		(1.13)
12/31/2013	10.02	(0.12)	0.82	0.70	(0.39)	(0.01)		10.32	7.19	107	0		1.15		1.15		(1.12)
12/31/2012	9.47	(0.12)	0.67	0.55	–	–		10.02	5.81	100	0		1.15		1.15		(1.26)
12/31/2011*	10.00	(0.04)	(0.49)	(0.53)	–	–		9.47	(5.30)	95	0		1.16		1.16		(1.14)
JNL/BlackRock Commodity Securities Strategy Fund(e)
Class A
06/30/2014	11.16	0.01	1.49	1.50	–	–		12.66	13.44	1,584,483	10		0.97		0.97		0.20
12/31/2013	10.23	0.01	0.96	0.97	(0.04)	–		11.16	9.51	1,454,041	23		0.97		0.97		0.13
12/31/2012	10.15	0.03	0.05	0.08	–	–		10.23	0.79	1,458,953	11		0.98		0.98		0.26
12/31/2011	11.02	(0.02)	(0.79)	(0.81)	(0.06)	–		10.15	(7.37)	1,052,317	14		0.98		0.98		(0.21)
12/31/2010	9.41	0.08	1.56	1.64	(0.03)	–		11.02	17.44	1,000,238	102		1.00		1.00		0.87
12/31/2009	6.31	0.07	3.09	3.16	(0.06)	–		9.41	50.17	641,108	108		1.03		1.03		0.88
Class B
06/30/2014	11.25	0.02	1.50	1.52		–		12.77	13.51	1,048	10		0.77		0.77		0.41
12/31/2013	10.30	0.04	0.97	1.01	(0.06)	–		11.25	9.83	910	23		0.77		0.77		0.34
12/31/2012	10.20	0.04	0.06	0.10	–	–		10.30	0.98	817	11		0.78		0.78		0.43
12/31/2011	11.06	0.00	(0.79)	(0.79)	(0.07)	–		10.20	(7.13)	848	14		0.78		0.78		(0.01)
12/31/2010	9.44	0.11	1.55	1.66	(0.04)	–		11.06	17.59	694	102		0.80		0.80		1.13
12/31/2009	6.33	0.09	3.09	3.18	(0.07)	–		9.44	50.34	538	108		0.83		0.83		1.22
JNL/BlackRock Global Allocation Fund(f)
Class A
06/30/2014	12.35	0.10	0.31	0.41	–	–		12.76	3.32	3,344,506	38		1.08	(g)	1.08	(g)	1.66
12/31/2013	10.86	0.09	1.46	1.55	(0.06)	–		12.35	14.31	2,747,805	54		1.08	(g)	1.08	(g)	0.77
12/31/2012	9.91	0.11	0.84	0.95	–	–		10.86	9.59	1,592,841	49		1.10		1.10		1.03
12/31/2011	10.35	0.01	(0.41)	(0.40)	(0.04)	0.00	(h)	9.91	(3.82)	513,329	33	(i)	0.81		1.19		0.08
12/31/2010*	10.00	0.28	0.07	0.35	–	–		10.35	3.50	179,580	5		0.59		1.26		12.50
Class B
06/30/2014	12.41	0.11	0.33	0.44	–	–		12.85	3.55	225	38		0.88	(g)	0.88	(g)	1.83
12/31/2013	10.91	0.12	1.45	1.57	(0.07)	–		12.41	14.43	247	54		0.88	(g)	0.88	(g)	1.01
12/31/2012	9.94	0.13	0.84	0.97	–	–		10.91	9.76	217	49		0.90		0.90		1.24
12/31/2011	10.35	0.02	(0.38)	(0.36)	(0.05)	0.00	(h)	9.94	(3.53)	85	33	(i)	0.61		0.99		0.28
12/31/2010*	10.00	0.33	0.02	0.35	–	–		10.35	3.50	20	5		0.39		1.06		14.63

JNL Series Trust Sub-Advised Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from						Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/BlackRock Large Cap Select Growth Fund
Class A
06/30/2014	$27.72	$(0.03)	$0.21	$0.18	$–		$–	$27.90	0.65%		$1,121,836	59%		0.92%	0.92%	(0.19)%
12/31/2013	21.52	(0.06)	8.34	8.28	(0.01)		(2.07)	27.72	38.99	(j)	1,013,437	125		0.95	0.95	(0.23)
12/31/2012	21.28	0.01	2.22	2.23	(0.04)		(1.95)	21.52	10.61		471,670	143		0.97	0.97	0.04
12/31/2011	21.19	0.03	0.13	0.16	(0.07)		–	21.28	0.75		450,150	40		0.96	0.96	0.13
12/31/2010	18.85	0.04	2.35	2.39	(0.05)		–	21.19	12.67		894,742	34		0.95	0.95	0.21
12/31/2009	13.99	0.09	4.79	4.88	(0.02)		–	18.85	34.91		554,978	55		0.98	0.98	0.57
Class B
06/30/2014	28.37	(0.00)	0.22	0.22	–		–	28.59	0.78		403	59		0.72	0.72	0.01
12/31/2013	21.96	(0.01)	8.52	8.51	(0.03)		(2.07)	28.37	39.30	(j)	352	125		0.75	0.75	(0.04)
12/31/2012	21.69	0.06	2.25	2.31	(0.09)		(1.95)	21.96	10.81		269	143		0.77	0.77	0.25
12/31/2011	21.43	0.07	0.33	0.40	(0.14)		–	21.69	1.84		252	40		0.76	0.76	0.32
12/31/2010	19.03	0.08	2.39	2.47	(0.07)		–	21.43	12.96		227	34		0.75	0.75	0.40
12/31/2009	14.11	0.12	4.84	4.96	(0.04)		–	19.03	35.16		310	55		0.78	0.78	0.73
JNL/Brookfield Global Infrastructure and MLP Fund
Class A
06/30/2014	14.79	0.16	2.14	2.30	–		–	17.09	15.55		1,120,018	25		1.15	1.15	2.03
12/31/2013	12.29	0.24	2.62	2.86	(0.08)		(0.28)	14.79	23.43		674,917	68		1.15	1.15	1.72
12/31/2012	10.36	0.33	1.60	1.93	(0.00	)(h)	–	12.29	18.67		298,842	79		1.15	1.15	2.90
12/31/2011*	10.00	0.01	0.35	0.36	–		–	10.36	3.60		127,282	0		1.18	1.18	1.96
Class B
06/30/2014	14.84	0.17	2.15	2.32	–		–	17.16	15.63		210	25		0.95	0.95	2.16
12/31/2013	12.32	0.25	2.64	2.89	(0.09)		(0.28)	14.84	23.62		151	68		0.95	0.95	1.85
12/31/2012	10.36	0.35	1.61	1.96	(0.00	)(h)	–	12.32	18.96		171	79		0.95	0.95	3.05
12/31/2011*	10.00	0.01	0.35	0.36	–		–	10.36	3.60		104	0		0.98	0.98	2.16
JNL/Capital Guardian Global Balanced Fund
Class A
06/30/2014	11.30	0.09	0.31	0.40	–		–	11.70	3.54		495,622	36	(k)	1.01	1.01	1.66
12/31/2013	9.94	0.13	1.41	1.54	(0.18)		–	11.30	15.55	(j)	484,776	56	(k)	1.01	1.01	1.20
12/31/2012	8.97	0.17	1.00	1.17	(0.20)		–	9.94	13.04		415,794	37	(k)	1.01	1.01	1.75
12/31/2011	9.52	0.15	(0.60)	(0.45)	(0.10)		–	8.97	(4.76)		371,075	46	(k)	1.01	1.01	1.58
12/31/2010	8.82	0.14	0.65	0.79	(0.09)		–	9.52	9.01		358,593	47	(k)	1.01	1.01	1.62
12/31/2009	7.35	0.15	1.50	1.65	(0.18)		–	8.82	22.48		279,806	78		1.01	1.01	1.88
Class B
06/30/2014	11.59	0.11	0.32	0.43	–		–	12.02	3.71		562	36	(k)	0.81	0.81	1.86
12/31/2013	10.19	0.15	1.45	1.60	(0.20)		–	11.59	15.75	(j)	553	56	(k)	0.81	0.81	1.40
12/31/2012	9.18	0.19	1.04	1.23	(0.22)		–	10.19	13.38		481	37	(k)	0.81	0.81	1.95
12/31/2011	9.75	0.17	(0.63)	(0.46)	(0.11)		–	9.18	(4.70)		443	46	(k)	0.81	0.81	1.77
12/31/2010	9.01	0.16	0.68	0.84	(0.10)		–	9.75	9.40		421	47	(k)	0.81	0.81	1.82
12/31/2009	7.50	0.17	1.54	1.71	(0.20)		–	9.01	22.75		411	78		0.81	0.81	2.04
JNL/Capital Guardian Global Diversified Research Fund
Class A
06/30/2014	30.95	0.19	0.79	0.98	–		–	31.93	3.17		429,801	17		1.07	1.07	1.25
12/31/2013	25.41	0.25	5.64	5.89	(0.35)		–	30.95	23.23	(j)	419,923	28		1.07	1.07	0.88
12/31/2012	21.97	0.35	3.38	3.73	(0.29)		–	25.41	17.02		343,838	32		1.08	1.08	1.47
12/31/2011	23.23	0.27	(1.31)	(1.04)	(0.22)		–	21.97	(4.51)		299,322	39		1.08	1.08	1.17
12/31/2010	20.92	0.21	2.25	2.46	(0.15)		–	23.23	11.77		436,897	30		1.08	1.08	1.00
12/31/2009	15.33	0.17	5.70	5.87	(0.28)		–	20.92	38.32	(l)	332,577	85		1.09	1.09	0.97
Class B
06/30/2014	31.26	0.22	0.80	1.02	–		–	32.28	3.26		411	17		0.87	0.87	1.45
12/31/2013	25.65	0.31	5.70	6.01	(0.40)		–	31.26	23.48	(j)	416	28		0.87	0.87	1.08
12/31/2012	22.17	0.40	3.42	3.82	(0.34)		–	25.65	17.28		366	32		0.88	0.88	1.68
12/31/2011	23.40	0.33	(1.29)	(0.96)	(0.27)		–	22.17	(4.12)		308	39		0.88	0.88	1.41
12/31/2010	21.05	0.25	2.27	2.52	(0.17)		–	23.40	12.01		311	30		0.88	0.88	1.21
12/31/2009	15.41	0.21	5.74	5.95	(0.31)		–	21.05	38.63	(l)	329	85		0.89	0.89	1.19

JNL Series Trust Sub-Advised Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from						Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/DFA U.S. Core Equity Fund
Class A
06/30/2014	$10.54	$0.05	$0.62	$0.67	$–		$–	$11.21	6.36%		$655,451	1%	0.80%	0.89%	1.01%
12/31/2013	8.15	0.10	2.75	2.85	(0.08)		(0.38)	10.54	35.17		500,412	9	0.80	0.91	1.03
12/31/2012	7.23	0.11	0.88	0.99	(0.07)		–	8.15	13.70		230,034	113	0.84	0.92	1.34
12/31/2011	7.33	0.06	(0.12)	(0.06)	(0.04)		–	7.23	(0.84)		242,320	44	0.93	0.93	0.85
12/31/2010	6.57	0.05	0.73	0.78	(0.02)		–	7.33	11.86		203,409	52	0.93	0.93	0.79
12/31/2009	4.96	0.05	1.63	1.68	(0.07)		–	6.57	33.83		84,192	36	0.96	0.96	0.84
Class B
06/30/2014	11.05	0.07	0.65	0.72	–		–	11.77	6.52		381	1	0.60	0.69	1.20
12/31/2013	8.52	0.12	2.88	3.00	(0.09)		(0.38)	11.05	35.43		342	9	0.60	0.71	1.24
12/31/2012	7.56	0.13	0.92	1.05	(0.09)		–	8.52	13.85		233	113	0.64	0.72	1.61
12/31/2011	7.65	0.08	(0.12)	(0.04)	(0.05)		–	7.56	(0.55)		177	44	0.73	0.73	1.10
12/31/2010	6.85	0.06	0.76	0.82	(0.02)		–	7.65	12.02		119	52	0.73	0.73	0.95
12/31/2009	5.16	0.07	1.70	1.77	(0.08)		–	6.85	34.26		94	36	0.76	0.76	1.11
JNL/Eagle SmallCap Equity Fund
Class A
06/30/2014	29.09	(0.01)	0.58	0.57	–		–	29.66	1.96		1,605,865	24	0.97	0.97	(0.10)
12/31/2013	22.77	(0.07)	6.99	6.92	(0.02)		(0.58)	29.09	30.47	(j)	1,637,979	71	0.97	0.97	(0.28)
12/31/2012	20.16	0.02	2.76	2.78	–		(0.17)	22.77	13.83		1,272,126	51	0.98	0.98	0.07
12/31/2011	21.88	(0.11)	(0.41)	(0.52)	–		(1.20)	20.16	(2.31)		820,374	39	0.99	0.99	(0.51)
12/31/2010	16.14	(0.03)	5.80	5.77	(0.03)		–	21.88	35.73		589,399	50	1.02	1.02	(0.18)
12/31/2009	11.91	0.04	4.19	4.23	–		–	16.14	35.52		279,448	67	1.03	1.03	0.34
Class B
06/30/2014	29.78	0.02	0.60	0.62	–		–	30.40	2.08		1,159	24	0.77	0.77	0.11
12/31/2013	23.29	(0.02)	7.15	7.13	(0.06)		(0.58)	29.78	30.69	(j)	1,159	71	0.77	0.77	(0.08)
12/31/2012	20.57	0.05	2.84	2.89	–		(0.17)	23.29	14.09		912	51	0.78	0.78	0.23
12/31/2011	22.25	(0.07)	(0.41)	(0.48)	–		(1.20)	20.57	(2.09)		638	39	0.79	0.79	(0.31)
12/31/2010	16.40	0.00	5.89	5.89	(0.04)		–	22.25	35.94		531	50	0.82	0.82	0.02
12/31/2009	12.08	0.06	4.26	4.32	–		–	16.40	35.76		248	67	0.83	0.83	0.44
JNL/Eastspring Investments Asia ex-Japan Fund
Class A
06/30/2014	7.56	0.07	0.50	0.57	–		–	8.13	7.54		144,786	28	1.27	1.27	1.80
12/31/2013	8.22	0.09	(0.59)	(0.50)	(0.10)		(0.06)	7.56	(6.04)		135,262	68	1.27	1.27	1.12
12/31/2012	7.05	0.10	1.47	1.57	(0.05)		(0.35)	8.22	22.55		152,083	76	1.27	1.27	1.25
12/31/2011	9.71	0.08	(2.10)	(2.02)	(0.04)		(0.60)	7.05	(21.20)		108,550	72	1.28	1.28	0.88
12/31/2010	8.14	0.03	1.55	1.58	(0.01)		–	9.71	19.40		150,646	75	1.31	1.31	0.40
12/31/2009	4.80	0.03	3.31	3.34	(0.00	)(h)	–	8.14	69.59		108,276	39	1.27	1.27	0.46
Class B
06/30/2014	7.58	0.07	0.52	0.59	–		–	8.17	7.78		176	28	1.07	1.07	1.99
12/31/2013	8.24	0.11	(0.59)	(0.48)	(0.12)		(0.06)	7.58	(5.84)		165	68	1.07	1.07	1.35
12/31/2012	7.07	0.11	1.48	1.59	(0.07)		(0.35)	8.24	22.72		256	76	1.07	1.07	1.43
12/31/2011	9.73	0.10	(2.11)	(2.01)	(0.05)		(0.60)	7.07	(21.00)		150	72	1.08	1.08	1.13
12/31/2010	8.15	0.06	1.54	1.60	(0.02)		–	9.73	19.59		187	75	1.11	1.11	0.65
12/31/2009	4.80	0.06	3.29	3.35	(0.00	)(h)	–	8.15	69.80		134	39	1.07	1.07	0.94

JNL Series Trust Sub-Advised Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from					Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Eastspring Investments China-India Fund
Class A
06/30/2014	$7.14	$0.08	$0.42	$0.50	$–	$–		$7.64	7.00%	$363,870	14%	1.31%	1.31%	2.19%
12/31/2013	7.38	0.07	(0.24)	(0.17)	(0.07)	–		7.14	(2.35)	354,740	29	1.31	1.31	1.07
12/31/2012	6.02	0.07	1.34	1.41	(0.05)	–		7.38	23.48	373,612	24	1.31	1.31	0.99
12/31/2011	8.93	0.06	(2.52)	(2.46)	(0.03)	(0.42)		6.02	(27.89)	292,573	20	1.31	1.31	0.76
12/31/2010	7.71	0.04	1.26	1.30	–	(0.08)		8.93	16.93	385,002	40	1.33	1.33	0.46
12/31/2009	4.23	(0.00)	3.48	3.48	–	–		7.71	82.27	233,497	73	1.33	1.33	0.05
Class B
06/30/2014	7.19	0.09	0.43	0.52	–	–		7.71	7.23	312	14	1.11	1.11	2.45
12/31/2013	7.43	0.10	(0.26)	(0.16)	(0.08)	–		7.19	(2.14)	271	29	1.11	1.11	1.40
12/31/2012	6.07	0.08	1.34	1.42	(0.06)	–		7.43	23.52	387	24	1.11	1.11	1.23
12/31/2011	8.98	0.08	(2.53)	(2.45)	(0.04)	(0.42)		6.07	(27.61)	244	20	1.11	1.11	1.01
12/31/2010	7.74	0.04	1.28	1.32	–	(0.08)		8.98	17.12	332	40	1.13	1.13	0.55
12/31/2009	4.24	0.03	3.47	3.50	–	–		7.74	82.55	239	73	1.13	1.13	0.40
JNL/Franklin Templeton Global Growth Fund
Class A
06/30/2014	11.67	0.21	0.36	0.57	–	–		12.24	4.88	1,245,708	7	1.00	1.00	3.62
12/31/2013	9.05	0.13	2.61	2.74	(0.12)	–		11.67	30.35	988,313	17	1.02	1.02	1.26
12/31/2012	7.52	0.15	1.51	1.66	(0.13)	–		9.05	22.06	657,764	15	1.05	1.05	1.77
12/31/2011	8.08	0.14	(0.63)	(0.49)	(0.07)	–		7.52	(6.08)	514,730	18	1.06	1.06	1.78
12/31/2010	7.64	0.10	0.44	0.54	(0.10)	–		8.08	7.07	475,458	5	1.08	1.08	1.38
12/31/2009	5.92	0.10	1.74	1.84	(0.12)	–		7.64	31.06	375,505	5	1.10	1.10	1.58
Class B
06/30/2014	11.71	0.23	0.35	0.58	–	–		12.29	4.95	595	7	0.80	0.80	3.83
12/31/2013	9.07	0.15	2.63	2.78	(0.14)	–		11.71	30.66	478	17	0.82	0.82	1.49
12/31/2012	7.53	0.16	1.52	1.68	(0.14)	–		9.07	22.35	374	15	0.85	0.85	1.99
12/31/2011	8.10	0.16	(0.65)	(0.49)	(0.08)	–		7.53	(6.04)	293	18	0.86	0.86	2.00
12/31/2010	7.65	0.12	0.44	0.56	(0.11)	–		8.10	7.32	283	5	0.88	0.88	1.58
12/31/2009	5.93	0.12	1.73	1.85	(0.13)	–		7.65	31.21	219	5	0.90	0.90	1.85
JNL/Franklin Templeton Global Multisector Bond Fund
Class A
06/30/2014	11.99	0.22	0.07	0.29	–	–		12.28	2.42	2,010,813	12	1.07	1.08	3.62
12/31/2013	11.84	0.40	0.01	0.41	(0.26)	(0.00	)(h)	11.99	3.53	1,752,613	26	1.08	1.09	3.34
12/31/2012	10.07	0.39	1.40	1.79	(0.02)	(0.00	)(h)	11.84	17.78	977,534	11	1.10	1.10	3.48
12/31/2011*	10.00	0.01	0.06	0.07	–	–		10.07	0.70	239,591	3	1.12	1.12	2.34
Class B
06/30/2014	12.03	0.23	0.07	0.30	–	–		12.33	2.49	311	12	0.87	0.88	3.82
12/31/2013	11.86	0.42	0.02	0.44	(0.27)	(0.00	)(h)	12.03	3.75	295	26	0.88	0.89	3.51
12/31/2012	10.07	0.31	1.50	1.81	(0.02)	(0.00	)(h)	11.86	17.98	204	11	0.90	0.90	2.82
12/31/2011*	10.00	0.01	0.06	0.07	–	–		10.07	0.70	101	3	0.92	0.92	2.52

JNL Series Trust Sub-Advised Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from					Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Franklin Templeton Income Fund
Class A
06/30/2014	$11.73	$0.26	$0.73	$0.99	$–		$–	$12.72	8.44%	$2,720,301	10%	0.93%		0.93%		4.38%
12/31/2013	10.67	0.51	0.98	1.49	(0.43)		–	11.73	14.08	2,192,366	20	0.93		0.93		4.49
12/31/2012	9.94	0.58	0.63	1.21	(0.48)		–	10.67	12.20	1,622,308	24	0.94		0.94		5.47
12/31/2011	10.10	0.60	(0.35)	0.25	(0.41)		–	9.94	2.53	1,254,686	21	0.95		0.95		5.84
12/31/2010	9.29	0.50	0.66	1.16	(0.35)		–	10.10	12.57	1,061,794	33	0.96		0.96		5.17
12/31/2009	7.39	0.55	1.88	2.43	(0.53)		–	9.29	32.92	728,236	39	1.00		1.00		6.51
Class B
06/30/2014	11.30	0.26	0.71	0.97	–		–	12.27	8.58	786	10	0.73		0.73		4.56
12/31/2013	10.29	0.52	0.94	1.46	(0.45)		–	11.30	14.27	661	20	0.73		0.73		4.69
12/31/2012	9.59	0.58	0.61	1.19	(0.49)		–	10.29	12.51	548	24	0.74		0.74		5.66
12/31/2011	9.76	0.60	(0.34)	0.26	(0.43)		–	9.59	2.66	514	21	0.75		0.75		6.07
12/31/2010	8.98	0.50	0.64	1.14	(0.36)		–	9.76	12.79	346	33	0.76		0.76		5.37
12/31/2009	7.16	0.55	1.81	2.36	(0.54)		–	8.98	33.07	388	39	0.80		0.80		6.74
JNL/Franklin Templeton International Small Cap Growth Fund
Class A
06/30/2014	11.18	0.09	0.24	0.33	–		–	11.51	2.95	501,113	17	1.31		1.31		1.53
12/31/2013	8.65	0.11	2.68	2.79	(0.10)		(0.16)	11.18	32.41	440,868	26	1.30		1.30		1.12
12/31/2012	6.89	0.11	1.76	1.87	(0.11)		–	8.65	27.26	258,118	32	1.30		1.30		1.46
12/31/2011	8.17	0.11	(1.28)	(1.17)	(0.11)		–	6.89	(14.38)	219,846	21	1.31		1.31		1.39
12/31/2010	6.85	0.14	1.27	1.41	(0.09)		–	8.17	20.55	213,824	162	1.30		1.30		1.96
12/31/2009	4.53	0.04	2.36	2.40	(0.08)		–	6.85	52.93	144,004	46	1.31		1.31		0.65
Class B
06/30/2014	11.26	0.10	0.25	0.35	–		–	11.61	3.11	286	17	1.11		1.11		1.71
12/31/2013	8.70	0.14	2.69	2.83	(0.11)		(0.16)	11.26	32.73	287	26	1.10		1.10		1.36
12/31/2012	6.94	0.12	1.77	1.89	(0.13)		–	8.70	27.30	251	32	1.10		1.10		1.59
12/31/2011	8.21	0.12	(1.27)	(1.15)	(0.12)		–	6.94	(14.05)	163	21	1.11		1.11		1.54
12/31/2010	6.88	0.14	1.28	1.42	(0.09)		–	8.21	20.70	181	162	1.10		1.10		2.01
12/31/2009	4.55	0.05	2.36	2.41	(0.08)		–	6.88	53.05	218	46	1.11		1.11		0.88
JNL/Franklin Templeton Mutual Shares Fund
Class A
06/30/2014	11.72	0.22	0.70	0.92	–		–	12.64	7.85	1,255,799	14	1.03		1.03		3.77
12/31/2013	9.21	0.17	2.43	2.60	(0.09)		–	11.72	28.29	1,119,740	28	1.03		1.03		1.55
12/31/2012	8.22	0.16	0.96	1.12	(0.13)		–	9.21	13.66	829,053	34	1.04		1.04		1.77
12/31/2011	8.48	0.16	(0.22)	(0.06)	(0.20)		–	8.22	(0.66)	690,280	37	1.06		1.06		1.85
12/31/2010	7.61	0.24	0.63	0.87	(0.00	)(h)	–	8.48	11.45	594,707	33	1.06		1.06		3.02
12/31/2009	6.20	0.10	1.55	1.65	(0.24)		–	7.61	26.74	423,572	61	1.11	(g)	1.11	(g)	1.48
Class B
06/30/2014	11.81	0.24	0.70	0.94	–		–	12.75	7.96	563	14	0.83		0.83		3.97
12/31/2013	9.28	0.19	2.45	2.64	(0.11)		–	11.81	28.47	536	28	0.83		0.83		1.75
12/31/2012	8.27	0.18	0.98	1.16	(0.15)		–	9.28	14.01	445	34	0.84		0.84		1.98
12/31/2011	8.52	0.18	(0.22)	(0.04)	(0.21)		–	8.27	(0.40)	377	37	0.86		0.86		2.05
12/31/2010	7.64	0.26	0.63	0.89	(0.01)		–	8.52	11.66	358	33	0.86		0.86		3.26
12/31/2009	6.22	0.12	1.56	1.68	(0.26)		–	7.64	27.00	282	61	0.91	(g)	0.91	(g)	1.79

JNL Series Trust Sub-Advised Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Franklin Templeton Small Cap Value Fund
Class A
06/30/2014	$16.61	$0.02	$0.72	$0.74	$–	$–	$17.35	4.46%	$1,112,322	10%		1.08%	1.08%	0.23%
12/31/2013	12.53	0.06	4.24	4.30	(0.12)	(0.10)	16.61	34.38	1,031,865	25		1.08	1.08	0.39
12/31/2012	10.69	0.15	1.73	1.88	(0.03)	(0.01)	12.53	17.62	919,607	8		1.10	1.10	1.28
12/31/2011	11.02	0.06	(0.36)	(0.30)	(0.03)	–	10.69	(2.73)	413,671	17		1.12	1.12	0.54
12/31/2010	8.72	0.05	2.29	2.34	(0.04)	–	11.02	26.84	294,200	9		1.14	1.14	0.50
12/31/2009	6.56	0.07	2.15	2.22	(0.06)	–	8.72	33.80	167,589	2		1.16	1.16	0.89
Class B
06/30/2014	16.60	0.03	0.73	0.76	–	–	17.36	4.58	585	10		0.88	0.88	0.42
12/31/2013	12.51	0.09	4.24	4.33	(0.14)	(0.10)	16.60	34.67	556	25		0.88	0.88	0.60
12/31/2012	10.66	0.16	1.74	1.90	(0.04)	(0.01)	12.51	17.87	459	8		0.90	0.90	1.40
12/31/2011	10.98	0.08	(0.36)	(0.28)	(0.04)	–	10.66	(2.54)	394	17		0.92	0.92	0.72
12/31/2010	8.68	0.07	2.28	2.35	(0.05)	–	10.98	27.07	400	9		0.94	0.94	0.70
12/31/2009	6.53	0.08	2.14	2.22	(0.07)	–	8.68	33.96	237	2		0.96	0.96	1.09
JNL/Goldman Sachs Core Plus Bond Fund
Class A
06/30/2014	11.44	0.11	0.33	0.44	–	–	11.88	3.85	827,186	134	(m)	0.89	0.89	1.84
12/31/2013	12.44	0.19	(0.32)	(0.13)	(0.37)	(0.50)	11.44	(1.05)	778,592	571	(m)	0.88	0.88	1.58
12/31/2012	12.22	0.20	0.74	0.94	(0.28)	(0.44)	12.44	7.76	908,757	843	(m)	0.88	0.88	1.58
12/31/2011	12.14	0.26	0.49	0.75	(0.24)	(0.43)	12.22	6.26	995,144	1,078	(m)	0.88	0.88	2.07
12/31/2010	11.68	0.28	0.60	0.88	(0.29)	(0.13)	12.14	7.63	1,056,413	977	(m)	0.88	0.88	2.33
12/31/2009	10.71	0.45	1.07	1.52	(0.50)	(0.05)	11.68	14.16	782,744	430	(m)	0.90	0.90	3.90
Class B
06/30/2014	11.61	0.12	0.34	0.46	–	–	12.07	3.96	493	134	(m)	0.69	0.69	2.03
12/31/2013	12.63	0.22	(0.34)	(0.12)	(0.40)	(0.50)	11.61	(0.93)	378	571	(m)	0.68	0.68	1.77
12/31/2012	12.40	0.23	0.75	0.98	(0.31)	(0.44)	12.63	7.97	344	843	(m)	0.68	0.68	1.82
12/31/2011	12.30	0.29	0.50	0.79	(0.26)	(0.43)	12.40	6.52	257	1,078	(m)	0.68	0.68	2.28
12/31/2010	11.83	0.32	0.59	0.91	(0.31)	(0.13)	12.30	7.75	246	977	(m)	0.68	0.68	2.54
12/31/2009	10.83	0.48	1.09	1.57	(0.52)	(0.05)	11.83	14.47	245	430	(m)	0.70	0.70	4.14
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A
06/30/2014	11.46	0.28	0.31	0.59	–	–	12.05	5.15	710,480	70		1.06	1.07	4.85
12/31/2013	14.11	0.57	(1.67)	(1.10)	(1.09)	(0.46)	11.46	(7.77)	795,092	160		1.06	1.07	4.19
12/31/2012	12.03	0.67	1.73	2.40	–	(0.32)	14.11	19.96	952,660	138		1.07	1.07	5.05
12/31/2011	13.65	0.42	(1.03)	(0.61)	(0.68)	(0.33)	12.03	(4.67)	782,878	186		1.07	1.07	3.02
12/31/2010	11.89	0.61	1.30	1.91	(0.12)	(0.03)	13.65	16.07	762,892	160		1.08	1.08	4.65
12/31/2009	9.67	0.44	1.79	2.23	(0.01)	–	11.89	23.06	193,046	94		1.11	1.11	3.89
Class B
06/30/2014	11.55	0.29	0.32	0.61	–	–	12.16	5.28	181	70		0.86	0.87	5.08
12/31/2013	14.22	0.60	(1.69)	(1.09)	(1.12)	(0.46)	11.55	(7.66)	169	160		0.86	0.87	4.38
12/31/2012	12.09	0.71	1.74	2.45	–	(0.32)	14.22	20.28	261	138		0.87	0.87	5.34
12/31/2011	13.70	0.45	(1.03)	(0.58)	(0.70)	(0.33)	12.09	(4.46)	284	186		0.87	0.87	3.23
12/31/2010	11.92	0.65	1.28	1.93	(0.12)	(0.03)	13.70	16.22	442	160		0.88	0.88	4.95
12/31/2009	9.67	0.47	1.79	2.26	(0.01)	–	11.92	23.38	197	94		0.91	0.91	4.23

JNL Series Trust Sub-Advised Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from					Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Goldman Sachs Mid Cap Value Fund
Class A
06/30/2014	$12.05	$0.06	$0.97	$1.03	$–	$–		$13.08	8.55%	$1,307,805	50%	0.99%		1.01%		0.95%
12/31/2013	11.06	0.07	3.52	3.59	(0.05)	(2.55)		12.05	32.73	1,141,673	121	1.00		1.01		0.57
12/31/2012	9.56	0.11	1.61	1.72	(0.11)	(0.11)		11.06	18.01	967,000	80	1.01		1.01		1.08
12/31/2011	10.60	0.07	(0.77)	(0.70)	(0.06)	(0.28	)(n)	9.56	(6.54)	725,310	74	1.01		1.01		0.69
12/31/2010	8.56	0.05	2.04	2.09	(0.05)	–		10.60	24.40	496,550	85	1.02		1.02		0.58
12/31/2009	6.51	0.09	2.04	2.13	(0.08)	–		8.56	32.65	275,024	113	1.03		1.03		1.29
Class B
06/30/2014	12.09	0.07	0.98	1.05	–	–		13.14	8.68	22,797	50	0.79		0.81		1.15
12/31/2013	11.09	0.10	3.52	3.62	(0.07)	(2.55)		12.09	32.90	19,136	121	0.80		0.81		0.80
12/31/2012	9.57	0.14	1.62	1.76	(0.13)	(0.11)		11.09	18.43	10,577	80	0.81		0.81		1.35
12/31/2011	10.61	0.09	(0.77)	(0.68)	(0.08)	(0.28	)(n)	9.57	(6.35)	8,832	74	0.81		0.81		0.83
12/31/2010	8.56	0.07	2.04	2.11	(0.06)	–		10.61	24.62	9,541	85	0.82		0.82		0.76
12/31/2009	6.50	0.11	2.04	2.15	(0.09)	–		8.56	33.09	5,701	113	0.83		0.83		1.55
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A
06/30/2014	11.48	(0.01)	1.06	1.05	–	–		12.53	9.15	232,301	56	2.27	(g)	2.27	(g)	(0.10)
12/31/2013	8.71	0.01	2.96	2.97	(0.02)	(0.18)		11.48	34.20	197,907	113	1.96	(g)	1.96	(g)	0.08
12/31/2012	7.31	0.02	1.41	1.43	(0.03)	–		8.71	19.59	129,675	106	2.13	(g)	2.13	(g)	0.24
12/31/2011	8.19	0.03	(0.90)	(0.87)	(0.01)	–		7.31	(10.63)	98,233	204	2.03	(g)	2.03	(g)	0.45
12/31/2010	7.58	0.01	0.65	0.66	(0.05)	–		8.19	8.70	115,234	639	1.88	(g)	1.88	(g)	0.17
12/31/2009	6.11	0.06	1.46	1.52	(0.05)	–		7.58	24.86	90,306	909	1.54	(g)	1.54	(g)	0.98
Class B
06/30/2014	11.56	0.01	1.07	1.08	–	–		12.64	9.34	218	56	2.07	(g)	2.07	(g)	0.10
12/31/2013	8.77	0.03	2.97	3.00	(0.03)	(0.18)		11.56	34.36	203	113	1.76	(g)	1.76	(g)	0.26
12/31/2012	7.36	0.04	1.42	1.46	(0.05)	–		8.77	19.80	249	106	1.93	(g)	1.93	(g)	0.44
12/31/2011	8.24	0.05	(0.91)	(0.86)	(0.02)	–		7.36	(10.38)	171	204	1.83	(g)	1.83	(g)	0.68
12/31/2010	7.62	0.03	0.65	0.68	(0.06)	–		8.24	8.92	170	639	1.68	(g)	1.68	(g)	0.38
12/31/2009	6.14	0.08	1.46	1.54	(0.06)	–		7.62	25.07	147	909	1.34	(g)	1.34	(g)	1.19
JNL/Invesco Global Real Estate Fund
Class A
06/30/2014	9.83	0.14	1.02	1.16	–	–		10.99	11.80	1,876,099	18	1.05		1.05		2.70
12/31/2013	9.88	0.16	0.11	0.27	(0.32)	–		9.83	2.76	1,544,958	54	1.05		1.05		1.52
12/31/2012	7.75	0.18	2.01	2.19	(0.06)	–		9.88	28.31	1,362,397	57	1.05		1.05		2.03
12/31/2011	8.50	0.16	(0.69)	(0.53)	(0.22)	–		7.75	(6.26)	722,875	59	1.06		1.06		1.87
12/31/2010	7.53	0.19	1.09	1.28	(0.31)	–		8.50	17.15	661,172	70	1.06		1.06		2.33
12/31/2009	5.79	0.18	1.70	1.88	(0.14)	–		7.53	32.53	342,951	65	1.07		1.07		2.78
Class B
06/30/2014	9.94	0.15	1.03	1.18	–	–		11.12	11.87	1,060	18	0.85		0.85		2.90
12/31/2013	9.98	0.18	0.11	0.29	(0.33)	–		9.94	2.97	876	54	0.85		0.85		1.69
12/31/2012	7.82	0.20	2.03	2.23	(0.07)	–		9.98	28.58	911	57	0.85		0.85		2.23
12/31/2011	8.57	0.18	(0.70)	(0.52)	(0.23)	–		7.82	(6.10)	688	59	0.86		0.86		2.08
12/31/2010	7.58	0.20	1.10	1.30	(0.31)	–		8.57	17.37	616	70	0.86		0.86		2.51
12/31/2009	5.82	0.19	1.72	1.91	(0.15)	–		7.58	32.86	404	65	0.87		0.87		3.09

JNL Series Trust Sub-Advised Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from					Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Invesco International Growth Fund
Class A
06/30/2014	$12.83	$0.16	$0.63	$0.79	$–	$–	$13.62	6.16%		$1,456,238	11%	0.98%	0.98%	2.55%
12/31/2013	10.89	0.16	1.90	2.06	(0.12)	–	12.83	18.98		1,229,170	21	0.99	0.99	1.36
12/31/2012	9.56	0.14	1.36	1.50	(0.17)	–	10.89	15.76		729,434	35	1.00	1.00	1.33
12/31/2011	10.34	0.18	(0.89)	(0.71)	(0.07)	–	9.56	(6.89)		636,015	24	1.01	1.01	1.80
12/31/2010	9.27	0.11	1.03	1.14	(0.07)	–	10.34	12.31		588,008	32	1.02	1.02	1.19
12/31/2009	6.88	0.12	2.42	2.54	(0.15)	–	9.27	36.99	(o)	431,595	27	1.04	1.04	1.55
Class B
06/30/2014	13.45	0.18	0.67	0.85	–	–	14.30	6.32		814	11	0.78	0.78	2.73
12/31/2013	11.41	0.20	1.98	2.18	(0.14)	–	13.45	19.13		746	21	0.79	0.79	1.60
12/31/2012	10.01	0.16	1.43	1.59	(0.19)	–	11.41	15.95		566	35	0.80	0.80	1.52
12/31/2011	10.81	0.22	(0.94)	(0.72)	(0.08)	–	10.01	(6.64)		446	24	0.81	0.81	2.02
12/31/2010	9.68	0.14	1.07	1.21	(0.08)	–	10.81	12.52		485	32	0.82	0.82	1.43
12/31/2009	7.04	0.01	2.80	2.81	(0.17)	–	9.68	39.94	(o)	386	27	0.84	0.84	0.10
JNL/Invesco Large Cap Growth Fund
Class A
06/30/2014	16.69	(0.02)	0.74	0.72	–	–	17.41	4.31		996,407	35	0.96	0.96	(0.20)
12/31/2013	12.81	0.01	5.00	5.01	(0.06)	(1.07)	16.69	39.58		1,016,287	88	0.96	0.96	0.06
12/31/2012	11.73	0.04	1.42	1.46	–	(0.38)	12.81	12.49		995,127	104	0.96	0.96	0.30
12/31/2011	12.59	(0.04)	(0.80)	(0.84)	(0.02)	–	11.73	(6.68)		954,232	112	0.96	0.96	(0.30)
12/31/2010	10.75	0.03	1.84	1.87	(0.03)	–	12.59	17.41		910,935	169	0.96	0.96	0.23
12/31/2009	8.67	0.04	2.07	2.11	(0.03)	–	10.75	24.29		624,156	57	0.97	0.97	0.45
Class B
06/30/2014	16.88	0.00	0.73	0.73	–	–	17.61	4.32		1,240	35	0.76	0.76	0.00
12/31/2013	12.95	0.04	5.06	5.10	(0.10)	(1.07)	16.88	39.86		1,240	88	0.76	0.76	0.25
12/31/2012	11.83	0.07	1.43	1.50	–	(0.38)	12.95	12.73		917	104	0.76	0.76	0.53
12/31/2011	12.69	(0.01)	(0.81)	(0.82)	(0.04)	–	11.83	(6.49)		749	112	0.76	0.76	(0.10)
12/31/2010	10.82	0.05	1.86	1.91	(0.04)	–	12.69	17.69		778	169	0.76	0.76	0.43
12/31/2009	8.72	0.06	2.08	2.14	(0.04)	–	10.82	24.57		587	57	0.77	0.77	0.66
JNL/Invesco Mid Cap Value Fund
Class A
06/30/2014	15.25	0.03	1.11	1.14	–	–	16.39	7.48		422,449	24	0.99	0.99	0.38
12/31/2013	11.67	0.06	3.55	3.61	(0.03)	–	15.25	30.90	(j)	380,623	159	1.01	1.01	0.43
12/31/2012	10.86	0.03	0.81	0.84	(0.03)	–	11.67	7.74		220,777	113	1.01	1.01	0.26
12/31/2011	11.59	0.03	(0.69)	(0.66)	(0.07)	–	10.86	(5.67)		223,465	86	1.02	1.02	0.30
12/31/2010	9.46	0.08	2.10	2.18	(0.05)	–	11.59	23.07		214,053	82	1.02	1.02	0.83
12/31/2009	6.82	0.07	2.63	2.70	(0.06)	–	9.46	39.65		164,730	79	1.03	1.03	0.86
Class B
06/30/2014	15.39	0.04	1.13	1.17	–	–	16.56	7.60		282	24	0.79	0.79	0.58
12/31/2013	11.77	0.09	3.57	3.66	(0.04)	–	15.39	31.14	(j)	250	159	0.81	0.81	0.66
12/31/2012	10.96	0.05	0.81	0.86	(0.05)	–	11.77	7.89		184	113	0.81	0.81	0.46
12/31/2011	11.68	0.06	(0.69)	(0.63)	(0.09)	–	10.96	(5.38)		192	86	0.82	0.82	0.49
12/31/2010	9.53	0.10	2.11	2.21	(0.06)	–	11.68	23.24		176	82	0.82	0.82	1.00
12/31/2009	6.90	0.05	2.65	2.70	(0.07)	–	9.53	39.19		167	79	0.83	0.83	0.61

JNL Series Trust Sub-Advised Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from						Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Invesco Small Cap Growth Fund
Class A
06/30/2014	$19.59	$0.01	$0.93	$0.94	$–		$–	$20.53	4.80%		$835,437	22%	1.10%	1.12%	0.06%
12/31/2013	14.30	(0.05)	5.71	5.66	(0.02)		(0.35)	19.59	39.69		731,601	30	1.12	1.13	(0.30)
12/31/2012	12.55	0.04	2.17	2.21	–		(0.46)	14.30	17.68		394,626	39	1.15	1.15	0.26
12/31/2011	12.76	(0.07)	(0.10)	(0.17)	–		(0.04)	12.55	(1.36)		178,378	56	1.15	1.15	(0.52)
12/31/2010	10.11	(0.05)	2.70	2.65	–		–	12.76	26.21		149,999	35	1.15	1.15	(0.50)
12/31/2009	7.50	(0.02)	2.63	2.61	–		–	10.11	34.80		92,793	33	1.16	1.16	(0.17)
Class B
06/30/2014	20.05	0.03	0.96	0.99	–		–	21.04	4.94		665	22	0.90	0.92	0.27
12/31/2013	14.62	(0.02)	5.83	5.81	(0.03)		(0.35)	20.05	39.88		634	30	0.92	0.93	(0.10)
12/31/2012	12.79	0.05	2.24	2.29	–		(0.46)	14.62	17.97		463	39	0.95	0.95	0.35
12/31/2011	12.98	(0.04)	(0.11)	(0.15)	–		(0.04)	12.79	(1.18)		408	56	0.95	0.95	(0.33)
12/31/2010	10.26	(0.03)	2.75	2.72	–		–	12.98	26.51		414	35	0.95	0.95	(0.29)
12/31/2009	7.60	0.00	2.66	2.66	–		–	10.26	35.00		157	33	0.96	0.96	0.01
JNL/Ivy Asset Strategy Fund(e)
Class A
06/30/2014	15.11	0.09	(0.17)	(0.08)	–		–	15.03	(0.53)		3,275,937	40	1.20	1.20	1.23
12/31/2013	12.37	0.08	2.84	2.92	(0.18)		–	15.11	23.65		3,049,751	82	1.20	1.20	0.60
12/31/2012	10.56	0.23	1.59	1.82	(0.01)		–	12.37	17.26		2,044,238	57	1.21	1.21	1.98
12/31/2011	11.43	0.04	(0.90)	(0.86)	(0.01)		–	10.56	(7.49)		1,603,982	60	1.22	1.22	0.34
12/31/2010	10.41	0.09	0.93	1.02	(0.00	)(h)	–	11.43	9.81		975,565	96	1.25	1.25	0.90
12/31/2009*	10.00	0.01	0.40	0.41	–		–	10.41	4.10		196,774	16	1.25	1.25	0.52
Class B
06/30/2014	15.16	0.11	(0.17)	(0.06)	–		–	15.10	(0.40)		751	40	1.00	1.00	1.46
12/31/2013	12.41	0.10	2.85	2.95	(0.20)		–	15.16	23.82		915	82	1.00	1.00	0.77
12/31/2012	10.60	0.25	1.59	1.84	(0.03)		–	12.41	17.36		501	57	1.01	1.01	2.16
12/31/2011	11.45	0.06	(0.89)	(0.83)	(0.02)		–	10.60	(7.24)		401	60	1.02	1.02	0.53
12/31/2010	10.41	0.10	0.94	1.04	(0.00	)(h)	–	11.45	10.01		280	96	1.05	1.05	0.95
12/31/2009*	10.00	0.01	0.40	0.41	–		–	10.41	4.10		203	16	1.05	1.05	0.47
JNL/JPMorgan International Value Fund
Class A
06/30/2014	8.36	0.27	(0.16)	0.11	–		–	8.47	1.32		726,626	34	1.00	1.00	6.51
12/31/2013	7.11	0.16	1.35	1.51	(0.26)		–	8.36	21.47	(j)	673,512	53	1.01	1.01	2.01
12/31/2012	6.35	0.20	0.88	1.08	(0.32)		–	7.11	17.16		506,613	63	1.01	1.01	2.95
12/31/2011	7.52	0.21	(1.17)	(0.96)	(0.21)		–	6.35	(12.87)		586,075	68	1.01	1.01	2.83
12/31/2010	7.17	0.12	0.42	0.54	(0.19)		–	7.52	7.58		607,358	71	1.02	1.02	1.73
12/31/2009	5.72	0.14	1.58	1.72	(0.27)		–	7.17	30.17		549,144	92	1.03	1.03	2.24
Class B
06/30/2014	8.54	0.28	(0.15)	0.13	–		–	8.67	1.52		835	34	0.80	0.80	6.77
12/31/2013	7.26	0.17	1.39	1.56	(0.28)		–	8.54	21.66	(j)	808	53	0.81	0.81	2.20
12/31/2012	6.48	0.21	0.91	1.12	(0.34)		–	7.26	17.42		607	63	0.81	0.81	3.11
12/31/2011	7.68	0.22	(1.20)	(0.98)	(0.22)		–	6.48	(12.84)		498	68	0.81	0.81	2.96
12/31/2010	7.31	0.13	0.44	0.57	(0.20)		–	7.68	7.86		587	71	0.82	0.82	1.91
12/31/2009	5.82	0.16	1.62	1.78	(0.29)		–	7.31	30.60		546	92	0.83	0.83	2.51

JNL Series Trust Sub-Advised Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from					Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/JPMorgan MidCap Growth Fund
Class A
06/30/2014	$31.06	$(0.04)	$2.72	$2.68	$–	$–	$33.74	8.63%		$1,478,475	33%	0.94%	0.94%	(0.26)%
12/31/2013	21.90	0.01	9.19	9.20	(0.04)	–	31.06	42.03		1,288,083	71	0.96	0.96	0.03
12/31/2012	18.84	0.07	2.99	3.06	–	–	21.90	16.24		555,997	89	0.97	0.97	0.31
12/31/2011	20.02	(0.03)	(1.15)	(1.18)	–	–	18.84	(5.89)		439,008	77	0.99	0.99	(0.17)
12/31/2010	15.94	(0.03)	4.11	4.08	–	–	20.02	25.60		232,386	84	1.01	1.01	(0.19)
12/31/2009	11.15	(0.03)	4.82	4.79	–	–	15.94	42.96		163,690	82	1.01	1.01	(0.25)
Class B
06/30/2014	31.39	(0.01)	2.75	2.74	–	–	34.13	8.73		386	33	0.74	0.74	(0.06)
12/31/2013	22.11	0.06	9.29	9.35	(0.07)	–	31.39	42.31		305	71	0.76	0.76	0.22
12/31/2012	18.98	0.11	3.02	3.13	–	–	22.11	16.49		227	89	0.77	0.77	0.53
12/31/2011	20.30	(0.00)	(1.32)	(1.32)	–	–	18.98	(6.50)		187	77	0.79	0.79	(0.00)
12/31/2010	16.13	0.00	4.17	4.17	–	–	20.30	25.85		185	84	0.81	0.81	0.02
12/31/2009	11.26	(0.01)	4.88	4.87	–	–	16.13	43.25		114	82	0.81	0.81	(0.05)
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A
06/30/2014	13.11	0.16	0.28	0.44	–	–	13.55	3.36		1,179,417	3	0.69	0.69	2.48
12/31/2013	14.09	0.34	(0.83)	(0.49)	(0.49)	–	13.11	(3.51)	(j)	1,168,654	1	0.69	0.69	2.44
12/31/2012	13.90	0.37	0.14	0.51	(0.32)	–	14.09	3.64		1,661,614	9	0.68	0.68	2.63
12/31/2011	12.94	0.43	0.84	1.27	(0.31)	–	13.90	9.83		1,393,976	12	0.70	0.70	3.19
12/31/2010	12.39	0.46	0.45	0.91	(0.36)	–	12.94	7.34		918,334	9	0.71	0.71	3.50
12/31/2009	12.25	0.47	(0.01)	0.46	(0.32)	–	12.39	3.69		693,017	12	0.73	0.73	3.78
Class B
06/30/2014	13.71	0.19	0.29	0.48	–	–	14.19	3.50		559	3	0.49	0.49	2.68
12/31/2013	14.72	0.38	(0.87)	(0.49)	(0.52)	–	13.71	(3.33)	(j)	604	1	0.49	0.49	2.65
12/31/2012	14.50	0.42	0.14	0.56	(0.34)	–	14.72	3.83		1,005	9	0.48	0.48	2.84
12/31/2011	13.47	0.48	0.88	1.36	(0.33)	–	14.50	10.10		1,323	12	0.50	0.50	3.35
12/31/2010	12.88	0.51	0.46	0.97	(0.38)	–	13.47	7.53		523	9	0.51	0.51	3.72
12/31/2009	12.71	0.48	0.02	0.50	(0.33)	–	12.88	3.92		564	12	0.53	0.53	3.71
JNL/Lazard Emerging Markets Fund
Class A
06/30/2014	10.97	0.11	0.78	0.89	–	–	11.86	8.11		1,571,681	11	1.21	1.22	1.97
12/31/2013	11.47	0.18	(0.31)	(0.13)	(0.17)	(0.20)	10.97	(1.10)		1,522,796	26	1.22	1.23	1.65
12/31/2012	9.83	0.19	1.96	2.15	(0.23)	(0.28)	11.47	22.21		1,409,847	31	1.22	1.22	1.76
12/31/2011	12.09	0.25	(2.39)	(2.14)	(0.12)	–	9.83	(17.75)		1,170,395	25	1.22	1.22	2.27
12/31/2010	9.96	0.19	1.99	2.18	(0.05)	–	12.09	21.91		1,386,967	23	1.23	1.23	1.76
12/31/2009	5.88	0.16	4.06	4.22	(0.14)	–	9.96	71.74		735,862	49	1.27	1.27	1.98
Class B
06/30/2014	11.03	0.12	0.79	0.91	–	–	11.94	8.25		620	11	1.01	1.02	2.17
12/31/2013	11.52	0.21	(0.31)	(0.10)	(0.19)	(0.20)	11.03	(0.83)		602	26	1.02	1.03	1.84
12/31/2012	9.87	0.22	1.97	2.19	(0.26)	(0.28)	11.52	22.46		759	31	1.02	1.02	2.01
12/31/2011	12.14	0.28	(2.41)	(2.13)	(0.14)	–	9.87	(17.63)		758	25	1.02	1.02	2.46
12/31/2010	9.98	0.22	2.00	2.22	(0.06)	–	12.14	22.24		1,062	23	1.03	1.03	2.04
12/31/2009	5.89	0.18	4.06	4.24	(0.15)	–	9.98	71.96		775	49	1.07	1.07	2.13

JNL Series Trust Sub-Advised Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from						Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Emerging Markets Index Fund
Class A
06/30/2014	$10.16	$0.10	$0.45	$0.55	$–		$–		$10.71	5.41%	$792,567	21%	0.76%	0.76%	1.93%
12/31/2013	10.67	0.16	(0.60)	(0.44)	(0.07)		–		10.16	(4.16)	720,551	69	0.79	0.79	1.58
12/31/2012	9.08	0.17	1.42	1.59	(0.00	)(h)	–		10.67	17.56	402,390	102	0.79	0.79	1.75
12/31/2011*	10.00	0.03	(0.95)	(0.92)	–		–		9.08	(9.20)	98,562	38	0.84	0.84	1.01
Class B
06/30/2014	10.20	0.10	0.46	0.56	–		–		10.76	5.49	100	21	0.56	0.56	1.93
12/31/2013	10.69	0.17	(0.59)	(0.42)	(0.07)		–		10.20	(3.89)	151	69	0.59	0.59	1.69
12/31/2012	9.08	0.19	1.43	1.62	(0.01)		–		10.69	17.80	142	102	0.59	0.59	1.95
12/31/2011*	10.00	0.04	(0.96)	(0.92)	–		–		9.08	(9.20)	91	38	0.64	0.64	1.15
JNL/Mellon Capital European 30 Fund
Class A
06/30/2014	13.16	0.40	0.86	1.26	–		–		14.42	9.57	324,416	39	0.71	0.71	5.80
12/31/2013	10.16	0.34	2.76	3.10	(0.10)		–		13.16	30.61	139,057	55	0.75	0.75	2.90
12/31/2012	9.84	0.39	0.45	0.84	(0.36)		(0.16)		10.16	8.64	30,128	72	0.77	0.77	3.93
12/31/2011	11.48	0.49	(1.33)	(0.84)	(0.23)		(0.57)		9.84	(7.35)	21,311	99	0.78	0.78	4.24
12/31/2010	11.30	0.40	(0.16)	0.24	(0.01)		(0.05)		11.48	2.13	18,217	104	0.78	0.78	3.63
12/31/2009	8.59	0.29	3.23	3.52	(0.25)		(0.56)		11.30	41.03	13,238	65	0.78	0.78	2.76
Class B
06/30/2014	13.25	0.39	0.88	1.27	–		–		14.52	9.58	245	39	0.51	0.51	5.70
12/31/2013	10.21	0.43	2.72	3.15	(0.11)		–		13.25	30.91	182	55	0.55	0.55	3.71
12/31/2012	9.88	0.44	0.42	0.86	(0.37)		(0.16)		10.21	8.89	136	72	0.57	0.57	4.35
12/31/2011	11.51	0.49	(1.30)	(0.81)	(0.25)		(0.57)		9.88	(7.12)	143	99	0.58	0.58	4.24
12/31/2010	11.31	0.41	(0.15)	0.26	(0.01)		(0.05)		11.51	2.31	142	104	0.58	0.58	3.72
12/31/2009	8.59	0.35	3.19	3.54	(0.26)		(0.56)		11.31	41.27	128	65	0.58	0.58	3.65
JNL/Mellon Capital Pacific Rim 30 Fund
Class A
06/30/2014	13.90	0.21	1.29	1.50	–		–		15.40	10.79	183,186	79	0.72	0.72	3.02
12/31/2013	12.78	0.38	1.23	1.61	(0.49)		–		13.90	12.66	153,713	100	0.73	0.73	2.71
12/31/2012	11.88	0.45	0.97	1.42	(0.23)		(0.29)		12.78	12.02	100,248	118	0.75	0.75	3.61
12/31/2011	12.71	0.44	(0.67)	(0.23)	(0.18)		(0.42)		11.88	(1.87)	81,702	121	0.77	0.77	3.56
12/31/2010	11.26	0.36	1.09	1.45	–		(0.00	)(h)	12.71	12.89	38,944	78	0.78	0.78	3.03
12/31/2009	9.60	0.21	2.11	2.32	(0.15)		(0.51)		11.26	24.15	16,625	47	0.78	0.78	1.95
Class B
06/30/2014	14.00	0.23	1.29	1.52	–		–		15.52	10.86	264	79	0.52	0.52	3.22
12/31/2013	12.85	0.42	1.24	1.66	(0.51)		–		14.00	12.87	235	100	0.53	0.53	2.98
12/31/2012	11.93	0.48	0.98	1.46	(0.25)		(0.29)		12.85	12.34	247	118	0.55	0.55	3.82
12/31/2011	12.75	0.46	(0.67)	(0.21)	(0.19)		(0.42)		11.93	(1.71)	170	121	0.57	0.57	3.70
12/31/2010	11.28	0.37	1.10	1.47	–		(0.00	)(h)	12.75	13.05	191	78	0.58	0.58	3.16
12/31/2009	9.60	0.26	2.09	2.35	(0.16)		(0.51)		11.28	24.49	136	47	0.58	0.58	2.54

JNL Series Trust Sub-Advised Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from						Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital S&P 500 Index Fund
Class A
06/30/2014	$15.32	$0.11	$0.94	$1.05	$–		$–	$16.37	6.85%		$3,556,898	1%	0.55%	0.56%	1.47%
12/31/2013	11.82	0.21	3.53	3.74	(0.17)		(0.07)	15.32	31.64		3,067,267	2	0.56	0.57	1.51
12/31/2012	10.48	0.20	1.41	1.61	(0.18)		(0.09)	11.82	15.37		1,586,913	5	0.58	0.58	1.74
12/31/2011	10.59	0.16	0.00	0.16	(0.19)		(0.08)	10.48	1.47		1,118,932	16	0.57	0.57	1.49
12/31/2010	9.38	0.15	1.20	1.35	(0.13)		(0.01)	10.59	14.44		1,328,363	2	0.57	0.57	1.51
12/31/2009	7.54	0.14	1.82	1.96	(0.12)		–	9.38	25.97		900,282	4	0.60	0.60	1.76
Class B
06/30/2014	15.63	0.13	0.96	1.09	–		–	16.72	6.97		34,687	1	0.35	0.36	1.68
12/31/2013	12.05	0.24	3.60	3.84	(0.19)		(0.07)	15.63	31.89		27,825	2	0.36	0.37	1.71
12/31/2012	10.68	0.23	1.43	1.66	(0.20)		(0.09)	12.05	15.56		17,633	5	0.38	0.38	1.92
12/31/2011	10.78	0.19	0.00	0.19	(0.21)		(0.08)	10.68	1.77		14,110	16	0.37	0.37	1.71
12/31/2010	9.54	0.17	1.23	1.40	(0.15)		(0.01)	10.78	14.70		12,937	2	0.37	0.37	1.71
12/31/2009	7.66	0.16	1.85	2.01	(0.13)		–	9.54	26.26		10,996	4	0.40	0.40	2.02
JNL/Mellon Capital S&P 400 MidCap Index Fund
Class A
06/30/2014	18.56	0.09	1.25	1.34	–		–	19.90	7.22		1,801,840	11	0.57	0.57	0.93
12/31/2013	14.46	0.16	4.60	4.76	(0.13)		(0.53)	18.56	32.99	(j)	1,638,827	11	0.58	0.58	0.93
12/31/2012	12.80	0.16	2.05	2.21	(0.15)		(0.40)	14.46	17.24		977,712	8	0.59	0.59	1.11
12/31/2011	13.86	0.10	(0.43)	(0.33)	(0.09)		(0.64)	12.80	(2.14)		658,163	24	0.59	0.59	0.68
12/31/2010	11.17	0.08	2.80	2.88	(0.08)		(0.11)	13.86	25.83		664,777	12	0.60	0.60	0.64
12/31/2009	8.17	0.13	2.98	3.11	(0.11)		–	11.17	38.03		469,779	14	0.61	0.61	1.35
Class B
06/30/2014	18.84	0.11	1.27	1.38	–		–	20.22	7.32		16,277	11	0.37	0.37	1.14
12/31/2013	14.67	0.19	4.67	4.86	(0.16)		(0.53)	18.84	33.19	(j)	13,326	11	0.38	0.38	1.12
12/31/2012	12.98	0.18	2.09	2.27	(0.18)		(0.40)	14.67	17.50		7,800	8	0.39	0.39	1.27
12/31/2011	14.05	0.13	(0.44)	(0.31)	(0.12)		(0.64)	12.98	(1.99)		6,541	24	0.39	0.39	0.89
12/31/2010	11.30	0.10	2.86	2.96	(0.10)		(0.11)	14.05	26.19		6,033	12	0.40	0.40	0.84
12/31/2009	8.26	0.14	3.03	3.17	(0.13)		–	11.30	38.34		4,541	14	0.41	0.41	1.55
JNL/Mellon Capital Small Cap Index Fund
Class A
06/30/2014	16.85	0.09	0.42	0.51	–		–	17.36	3.03		1,874,218	14	0.55	0.55	1.07
12/31/2013	12.82	0.16	4.76	4.92	(0.15	)(p)	(0.74)	16.85	38.44	(j)	1,829,922	18	0.56	0.56	1.04
12/31/2012	11.56	0.22	1.62	1.84	(0.21)		(0.37)	12.82	15.89		1,064,003	17	0.58	0.58	1.76
12/31/2011	12.61	0.10	(0.65)	(0.55)	(0.10)		(0.40)	11.56	(4.34)		761,311	15	0.59	0.59	0.83
12/31/2010	10.04	0.10	2.54	2.64	(0.07)		–	12.61	26.32		709,661	14	0.60	0.60	0.91
12/31/2009	7.97	0.09	2.10	2.19	(0.07)		(0.05)	10.04	27.54		470,449	17	0.61	0.61	1.08
Class B
06/30/2014	17.06	0.11	0.42	0.53	–		–	17.59	3.11		21,779	14	0.35	0.35	1.28
12/31/2013	12.97	0.19	4.81	5.00	(0.17	)(p)	(0.74)	17.06	38.64	(j)	19,630	18	0.36	0.36	1.23
12/31/2012	11.69	0.24	1.65	1.89	(0.24)		(0.37)	12.97	16.15		11,377	17	0.38	0.38	1.87
12/31/2011	12.75	0.14	(0.68)	(0.54)	(0.12)		(0.40)	11.69	(4.20)		10,611	15	0.39	0.39	1.11
12/31/2010	10.14	0.12	2.57	2.69	(0.08)		–	12.75	26.58		5,158	14	0.40	0.40	1.08
12/31/2009	8.05	0.11	2.11	2.22	(0.08)		(0.05)	10.14	27.68		3,916	17	0.41	0.41	1.30

JNL Series Trust Sub-Advised Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from					Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital International Index Fund
Class A
06/30/2014	$14.51	$0.35	$0.31	$0.66	$–	$–		$15.17	4.55%	$2,422,724	3%		0.62%	0.62%	4.85%
12/31/2013	12.22	0.33	2.28	2.61	(0.32)	–		14.51	21.43	2,303,582	1		0.63	0.63	2.48
12/31/2012	10.62	0.33	1.58	1.91	(0.31)	–		12.22	18.02	1,734,284	2		0.65	0.65	2.93
12/31/2011	12.48	0.35	(1.89)	(1.54)	(0.32)	–		10.62	(12.26)	1,144,242	5		0.65	0.65	2.91
12/31/2010	11.90	0.26	0.55	0.81	(0.23)	–		12.48	6.81	1,066,567	2		0.67	0.67	2.23
12/31/2009	9.41	0.25	2.50	2.75	(0.26)	(0.00	)(h)	11.90	29.28	721,755	2		0.69	0.69	2.43
Class B
06/30/2014	15.01	0.38	0.32	0.70	–	–		15.71	4.66	36,830	3		0.42	0.42	5.06
12/31/2013	12.63	0.37	2.36	2.73	(0.35)	–		15.01	21.64	32,612	1		0.43	0.43	2.69
12/31/2012	10.96	0.38	1.62	2.00	(0.33)	–		12.63	18.28	23,298	2		0.45	0.45	3.21
12/31/2011	12.87	0.39	(1.95)	(1.56)	(0.35)	–		10.96	(12.09)	19,988	5		0.45	0.45	3.14
12/31/2010	12.26	0.30	0.56	0.86	(0.25)	–		12.87	7.01	21,720	2		0.47	0.47	2.48
12/31/2009	9.68	0.30	2.56	2.86	(0.28)	(0.00	)(h)	12.26	29.57	18,284	2		0.49	0.49	2.83
JNL/Mellon Capital Bond Index Fund
Class A
06/30/2014	11.62	0.12	0.32	0.44	–	–		12.06	3.79	1,047,445	62	(q)	0.57	0.57	1.96
12/31/2013	12.22	0.20	(0.53)	(0.33)	(0.26)	(0.01)		11.62	(2.73)	1,543,416	69	(q)	0.56	0.56	1.66
12/31/2012	12.11	0.24	0.19	0.43	(0.27)	(0.05)		12.22	3.61	1,826,770	63	(q)	0.56	0.56	1.98
12/31/2011	11.73	0.31	0.53	0.84	(0.34)	(0.12)		12.11	7.15	1,549,529	94	(q)	0.57	0.57	2.57
12/31/2010	11.39	0.34	0.32	0.66	(0.30)	(0.02)		11.73	5.87	1,328,699	83	(q)	0.57	0.57	2.86
12/31/2009	11.07	0.42	0.21	0.63	(0.30)	(0.01)		11.39	5.65	793,123	87	(q)	0.60	0.60	3.67
Class B
06/30/2014	11.99	0.13	0.34	0.47	–	–		12.46	3.92	5,233	62	(q)	0.37	0.37	2.17
12/31/2013	12.61	0.23	(0.56)	(0.33)	(0.28)	(0.01)		11.99	(2.60)	4,558	69	(q)	0.36	0.36	1.87
12/31/2012	12.48	0.28	0.20	0.48	(0.30)	(0.05)		12.61	3.85	4,559	63	(q)	0.36	0.36	2.18
12/31/2011	12.08	0.34	0.55	0.89	(0.37)	(0.12)		12.48	7.31	4,345	94	(q)	0.37	0.37	2.75
12/31/2010	11.71	0.38	0.34	0.72	(0.33)	(0.02)		12.08	6.14	2,865	83	(q)	0.37	0.37	3.08
12/31/2009	11.36	0.46	0.21	0.67	(0.31)	(0.01)		11.71	5.90	2,647	87	(q)	0.40	0.40	3.92
JNL/Mellon Capital Global Alpha Fund
Class A
06/30/2014	10.06	(0.06)	(0.60)	(0.66)	–	–		9.40	(6.56)	45,604	0		1.34	1.35	(1.26)
12/31/2013	10.20	(0.13)	(0.01)	(0.14)	–	–		10.06	(1.37)	231,062	0		1.35	1.35	(1.31)
12/31/2012	10.57	(0.14)	(0.06)	(0.20)	–	(0.17)		10.20	(1.89)	488,407	0		1.35	1.35	(1.29)
12/31/2011	10.47	(0.14)	0.44	0.30	(0.08)	(0.12)		10.57	2.88	515,337	0		1.35	1.35	(1.29)
12/31/2010	9.88	(0.12)	0.71	0.59	–	(0.00	)(h)	10.47	6.00	200,918	0		1.36	1.36	(1.20)
12/31/2009*	10.00	(0.03)	(0.09)	(0.12)	–	–		9.88	(1.20)	62,275	0		1.35	1.35	(1.28)
Class B
06/30/2014	10.14	(0.05)	(0.59)	(0.64)	–	–		9.50	(6.31)	137	0		1.10	1.15	(1.03)
12/31/2013	10.26	(0.11)	(0.01)	(0.12)	–	–		10.14	(1.17)	103	0		1.15	1.15	(1.11)
12/31/2012	10.62	(0.12)	(0.07)	(0.19)	–	(0.17)		10.26	(1.78)	219	0		1.15	1.15	(1.09)
12/31/2011	10.49	(0.12)	0.46	0.34	(0.09)	(0.12)		10.62	3.22	247	0		1.15	1.15	(1.09)
12/31/2010	9.89	(0.10)	0.70	0.60	–	(0.00	)(h)	10.49	6.09	196	0		1.16	1.16	(1.01)
12/31/2009*	10.00	(0.03)	(0.08)	(0.11)	–	–		9.89	(1.10)	109	0		1.15	1.15	(1.09)
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Class A
06/30/2014	14.16	0.03	0.85	0.88	–	–		15.04	6.21	91,343	94		0.70	0.70	0.35
12/31/2013	10.22	0.04	3.96	4.00	(0.06)	–		14.16	39.14	147,338	140		0.70	0.70	0.34
12/31/2012*	10.00	0.09	0.13	0.22	–	–		10.22	2.20	78,005	61		0.70	0.70	1.37
Class B
06/30/2014	14.20	0.04	0.86	0.90	–	–		15.10	6.34	168	94		0.50	0.50	0.61
12/31/2013	10.23	0.07	3.97	4.04	(0.07)	–		14.20	39.48	190	140		0.50	0.50	0.53
12/31/2012*	10.00	0.10	0.13	0.23	–	–		10.23	2.30	105	61		0.50	0.50	1.50

JNL Series Trust Sub-Advised Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from						Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Utilities Sector Fund
Class A
06/30/2014	$9.39	$0.16	$1.49	$1.65	$–		$–		$11.04	17.57%	$22,888	4%		0.72%		0.72%		3.14%
12/31/2013*	10.00	0.22	(0.62)	(0.40)	(0.21)		(0.00	)(h)	9.39	(3.98)	3,246	77		0.73		0.73		3.41
JNL/Morgan Stanley Mid Cap Growth Fund
Class A
06/30/2014	13.13	(0.01)	(0.04)	(0.05)	–		–		13.08	(0.38)	271,387	30		1.10		1.10		(0.18)
12/31/2013	9.55	(0.06)	3.66	3.60	–		(0.02)		13.13	37.73	209,418	41		1.10		1.10		(0.48)
12/31/2012 *	10.00	0.04	(0.45)	(0.41)	(0.04	)(r)	–		9.55	(4.13)	17,008	28		1.11		1.11		0.59
Class B
06/30/2014	13.16	0.00	(0.04)	(0.04)	–		–		13.12	(0.30)	136	30		0.90		0.90		0.02
12/31/2013	9.55	(0.01)	3.64	3.63	–		(0.02)		13.16	38.04	133	41		0.90		0.90		(0.12)
12/31/2012*	10.00	0.05	(0.45)	(0.40)	(0.05	)(r)	–		9.55	(4.05)	96	28		0.91		0.91		0.86
JNL/Neuberger Berman Strategic Income Fund
Class A
06/30/2014	10.50	0.14	0.36	0.50	–		–		11.00	4.76	518,065	77	(s)	0.95		0.95		2.65
12/31/2013	10.54	0.24	(0.25)	(0.01)	(0.02)		(0.01)		10.50	(0.10)	467,334	106	(s)	0.95		0.95		2.24
12/31/2012*	10.00	0.13	0.41	0.54	–		–		10.54	5.40	80,917	76	(s)	0.95		0.95		1.93
Class B
06/30/2014	10.53	0.15	0.36	0.51	–		–		11.04	4.84	131	77	(s)	0.75		0.75		2.85
12/31/2013	10.55	0.26	(0.25)	0.01	(0.02)		(0.01)		10.53	0.10	121	106	(s)	0.75		0.75		2.43
12/31/2012*	10.00	0.14	0.41	0.55	–		–		10.55	5.50	121	76	(s)	0.75		0.75		2.09
JNL/Oppenheimer Global Growth Fund
Class A
06/30/2014	14.26	0.12	0.51	0.63	–		–		14.89	4.42	1,247,404	10		0.99		0.99		1.74
12/31/2013	11.40	0.11	2.87	2.98	(0.12)		(0.00	)(h)	14.26	26.24	987,372	15		0.99		0.99		0.88
12/31/2012	9.55	0.14	1.82	1.96	(0.11)		–		11.40	20.54	636,096	34		1.01		1.01		1.33
12/31/2011	10.47	0.13	(0.99)	(0.86)	(0.06)		–		9.55	(8.22)	546,730	19		1.01		1.01		1.25
12/31/2010	9.14	0.09	1.31	1.40	(0.07)		–		10.47	15.38	401,636	25		1.06		1.06		0.97
12/31/2009	7.00	0.10	2.65	2.75	(0.12)		(0.49)		9.14	39.42	289,972	21		1.06		1.06		1.19
Class B
06/30/2014	14.45	0.13	0.51	0.64	–		–		15.09	4.43	1,106	10		0.79		0.79		1.86
12/31/2013	11.54	0.14	2.91	3.05	(0.14)		(0.00	)(h)	14.45	26.52	1,030	15		0.79		0.79		1.12
12/31/2012	9.66	0.16	1.85	2.01	(0.13)		–		11.54	20.82	839	34		0.81		0.81		1.49
12/31/2011	10.59	0.15	(1.01)	(0.86)	(0.07)		–		9.66	(8.11)	631	19		0.81		0.81		1.40
12/31/2010	9.23	0.11	1.34	1.45	(0.09)		–		10.59	15.68	616	25		0.86		0.86		1.16
12/31/2009	7.07	0.11	2.68	2.79	(0.14)		(0.49)		9.23	39.58	507	21		0.86		0.86		1.40
JNL/PIMCO Real Return Fund
Class A
06/30/2014	10.20	0.11	0.56	0.67	–		–		10.87	6.57	2,032,095	55		0.84	(g)	0.84	(g)	2.09
12/31/2013	12.89	0.07	(1.24)	(1.17)	(0.17)		(1.35)		10.20	(9.13)	1,820,680	86		0.86	(g)	0.86	(g)	0.61
12/31/2012	12.83	0.13	0.96	1.09	(0.25)		(0.78)		12.89	8.43	3,083,176	85		0.85	(g)	0.85	(g)	0.98
12/31/2011	12.06	0.21	1.20	1.41	(0.11)		(0.53)		12.83	11.71	2,714,541	443		0.81	(g)	0.81	(g)	1.65
12/31/2010	11.57	0.17	0.72	0.89	(0.17)		(0.23)		12.06	7.72	1,794,823	536		0.82		0.82		1.36
12/31/2009	10.10	0.30	1.44	1.74	(0.27)		–		11.57	17.25	1,189,828	722		0.81		0.81		2.69
Class B
06/30/2014	10.30	0.12	0.57	0.69	–		–		10.99	6.70	858	55		0.64	(g)	0.64	(g)	2.27
12/31/2013	13.01	0.10	(1.25)	(1.15)	(0.21)		(1.35)		10.30	(8.88)	768	86		0.66	(g)	0.66	(g)	0.84
12/31/2012	12.93	0.16	0.97	1.13	(0.27)		(0.78)		13.01	8.67	952	85		0.65	(g)	0.65	(g)	1.20
12/31/2011	12.15	0.23	1.20	1.43	(0.12)		(0.53)		12.93	11.84	513	443		0.61	(g)	0.61	(g)	1.76
12/31/2010	11.64	0.19	0.73	0.92	(0.18)		(0.23)		12.15	7.96	263	536		0.62		0.62		1.57
12/31/2009	10.13	0.32	1.48	1.80	(0.29)		–		11.64	17.76	237	722		0.61		0.61		2.97

JNL Series Trust Sub-Advised Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from					Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/PIMCO Total Return Bond Fund
Class A
06/30/2014	$12.61	$0.08	$0.30	$0.38	$–		$–	$12.99	3.01%	$5,111,069	137%	0.80%	(g)	0.80%	(g)	1.25%
12/31/2013	13.06	0.14	(0.41)	(0.27)	(0.16)		(0.02)	12.61	(2.08)	5,138,711	421	0.80	(g)	0.80	(g)	1.05
12/31/2012	12.57	0.24	0.76	1.00	(0.25)		(0.26)	13.06	8.00	5,788,043	448	0.80	(g)	0.80	(g)	1.79
12/31/2011	12.35	0.30	0.31	0.61	(0.37)		(0.02)	12.57	4.91	3,843,292	500	0.80	(g)	0.80	(g)	2.35
12/31/2010	12.19	0.26	0.65	0.91	(0.27)		(0.48)	12.35	7.57	3,248,237	489	0.81		0.81		2.05
12/31/2009	11.07	0.48	1.24	1.72	(0.29)		(0.31)	12.19	15.45	2,348,470	177	0.81		0.81		4.04
Class B
06/30/2014	13.46	0.10	0.32	0.42	–		–	13.88	3.12	19,248	137	0.60	(g)	0.60	(g)	1.45
12/31/2013	13.93	0.17	(0.43)	(0.26)	(0.19)		(0.02)	13.46	(1.92)	19,989	421	0.60	(g)	0.60	(g)	1.26
12/31/2012	13.37	0.28	0.81	1.09	(0.27)		(0.26)	13.93	8.21	24,851	448	0.60	(g)	0.60	(g)	2.00
12/31/2011	13.11	0.34	0.33	0.67	(0.39)		(0.02)	13.37	5.12	17,968	500	0.60	(g)	0.60	(g)	2.55
12/31/2010	12.89	0.30	0.69	0.99	(0.29)		(0.48)	13.11	7.79	15,912	489	0.61		0.61		2.24
12/31/2009	11.67	0.53	1.30	1.83	(0.30)		(0.31)	12.89	15.66	14,110	177	0.61		0.61		4.21
JNL/PPM America Floating Rate Income Fund
Class A
06/30/2014	10.91	0.18	(0.01)	0.17	–		–	11.08	1.56	1,795,546	19	0.97		0.97		3.37
12/31/2013	10.60	0.40	0.07	0.47	(0.16)		–	10.91	4.41	1,543,108	62	0.98		0.98		3.71
12/31/2012	10.07	0.44	0.35	0.79	(0.26)		–	10.60	7.82	659,373	55	1.00		1.00		4.17
12/31/2011*	10.00	0.36	(0.29)	0.07	–		–	10.07	0.70	445,716	57	1.00		1.00		3.64
JNL/PPM America High Yield Bond Fund
Class A
06/30/2014	7.18	0.20	0.21	0.41	–		–	7.59	5.71	3,105,436	28	0.74		0.74		5.54
12/31/2013	7.21	0.46	0.13	0.59	(0.45)		(0.17)	7.18	8.20	2,573,016	94	0.74		0.74		6.17
12/31/2012	6.51	0.49	0.60	1.09	(0.39)		–	7.21	16.75	2,193,974	73	0.74		0.74		6.87
12/31/2011	6.67	0.50	(0.19)	0.31	(0.47)		–	6.51	4.67	1,261,007	46	0.75		0.75		7.21
12/31/2010	6.15	0.52	0.44	0.96	(0.44)		–	6.67	15.63	900,088	66	0.76		0.76		7.81
12/31/2009	4.46	0.50	1.56	2.06	(0.37)		–	6.15	46.30	566,513	50	0.78		0.78		8.87
Class B
06/30/2014	8.10	0.24	0.23	0.47	–		–	8.57	5.80	13,574	28	0.54		0.54		5.76
12/31/2013	8.05	0.53	0.16	0.69	(0.47)		(0.17)	8.10	8.52	12,319	94	0.54		0.54		6.39
12/31/2012	7.23	0.56	0.66	1.22	(0.40)		–	8.05	16.90	11,478	73	0.54		0.54		7.10
12/31/2011	7.35	0.56	(0.20)	0.36	(0.48)		–	7.23	4.96	8,751	46	0.55		0.55		7.41
12/31/2010	6.74	0.58	0.48	1.06	(0.45)		–	7.35	15.76	7,612	66	0.56		0.56		8.03
12/31/2009	4.86	0.55	1.71	2.26	(0.38)		–	6.74	46.58	5,989	50	0.58		0.58		9.22
JNL/PPM America Mid Cap Value Fund
Class A
06/30/2014	14.93	0.05	0.92	0.97	–		–	15.90	6.50	394,438	17	1.06		1.06		0.63
12/31/2013	10.64	0.09	4.28	4.37	(0.08)		–	14.93	41.08	318,545	43	1.06		1.06		0.73
12/31/2012	9.78	0.11	1.47	1.58	(0.05)		(0.67)	10.64	16.43	153,777	71	1.06		1.06		0.99
12/31/2011	10.69	0.05	(0.84)	(0.79)	(0.01)		(0.11)	9.78	(7.41)	117,872	68	1.06		1.06		0.48
12/31/2010	8.25	0.03	2.41	2.44	(0.00	)(h)	–	10.69	29.58	86,297	73	1.06		1.06		0.29
12/31/2009	5.62	0.05	2.61	2.66	(0.03)		–	8.25	47.38	20,020	89	1.06		1.06		0.77
Class B
06/30/2014	14.98	0.06	0.94	1.00	–		–	15.98	6.68	297	17	0.86		0.86		0.82
12/31/2013	10.67	0.12	4.28	4.40	(0.09)		–	14.98	41.31	261	43	0.86		0.86		0.91
12/31/2012	9.80	0.13	1.48	1.61	(0.07)		(0.67)	10.67	16.70	162	71	0.86		0.86		1.18
12/31/2011	10.70	0.07	(0.84)	(0.77)	(0.02)		(0.11)	9.80	(7.23)	150	68	0.86		0.86		0.69
12/31/2010	8.25	0.04	2.41	2.45	(0.00	)(h)	–	10.70	29.70	122	73	0.86		0.86		0.43
12/31/2009	5.61	0.06	2.62	2.68	(0.04)		–	8.25	47.82	92	89	0.86		0.86		0.99

JNL Series Trust Sub-Advised Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from					Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/PPM America Small Cap Value Fund
Class A
06/30/2014	$12.51	$0.02	$0.62	$0.64	$–	$–	$13.15	5.12%		$217,207	27%	1.06%	1.06%	0.28%
12/31/2013	9.74	0.06	3.56	3.62	(0.04)	(0.81)	12.51	37.35		198,874	48	1.06	1.06	0.51
12/31/2012	8.41	0.08	1.57	1.65	(0.09)	(0.23)	9.74	19.68		99,004	86	1.06	1.06	0.91
12/31/2011	10.13	0.03	(0.90)	(0.87)	(0.02)	(0.83)	8.41	(8.02)		68,493	75	1.06	1.06	0.26
12/31/2010	8.37	0.03	2.28	2.31	(0.01)	(0.54)	10.13	27.71		61,362	67	1.06	1.06	0.32
12/31/2009	6.27	0.04	2.09	2.13	(0.03)	–	8.37	33.97		15,861	114	1.06	1.06	0.60
Class B
06/30/2014	12.54	0.03	0.63	0.66	–	–	13.20	5.26		15,802	27	0.86	0.86	0.48
12/31/2013	9.76	0.08	3.57	3.65	(0.06)	(0.81)	12.54	37.56		16,945	48	0.86	0.86	0.72
12/31/2012	8.43	0.10	1.58	1.68	(0.12)	(0.23)	9.76	19.93		6,729	86	0.86	0.86	1.10
12/31/2011	10.15	0.05	(0.90)	(0.85)	(0.04)	(0.83)	8.43	(7.84)		6,119	75	0.86	0.86	0.46
12/31/2010	8.38	0.04	2.29	2.33	(0.02)	(0.54)	10.15	27.91		6,170	67	0.86	0.86	0.46
12/31/2009	6.27	0.05	2.10	2.15	(0.04)	–	8.38	34.30		3,850	114	0.86	0.86	0.68
JNL/PPM America Value Equity Fund
Class A
06/30/2014	17.97	0.13	1.35	1.48	–	–	19.45	8.24		193,676	19	0.85	0.85	1.44
12/31/2013	12.96	0.23	4.98	5.21	(0.20)	–	17.97	40.23	(j)	179,288	31	0.86	0.86	1.45
12/31/2012	11.36	0.21	1.57	1.78	(0.18)	–	12.96	15.66		118,286	39	0.86	0.86	1.63
12/31/2011	12.15	0.17	(0.82)	(0.65)	(0.14)	–	11.36	(5.26)		102,336	50	0.86	0.86	1.39
12/31/2010	10.46	0.14	1.68	1.82	(0.13)	–	12.15	17.46		113,586	36	0.86	0.86	1.29
12/31/2009	7.57	0.14	3.23	3.37	(0.48)	–	10.46	44.58		93,660	63	0.86	0.86	1.65
Class B
06/30/2014	18.05	0.15	1.36	1.51	–	–	19.56	8.37		915	19	0.65	0.65	1.68
12/31/2013	13.01	0.26	5.01	5.27	(0.23)	–	18.05	40.50	(j)	550	31	0.66	0.66	1.63
12/31/2012	11.40	0.23	1.59	1.82	(0.21)	–	13.01	15.92		369	39	0.66	0.66	1.83
12/31/2011	12.19	0.18	(0.80)	(0.62)	(0.17)	–	11.40	(5.06)		264	50	0.66	0.66	1.47
12/31/2010	10.50	0.15	1.69	1.84	(0.15)	–	12.19	17.55		372	36	0.66	0.66	1.37
12/31/2009	7.62	0.16	3.24	3.40	(0.52)	–	10.50	44.72		675	63	0.66	0.66	1.61
JNL/Red Rocks Listed Private Equity Fund
Class A
06/30/2014	12.17	0.18	0.58	0.76	–	–	12.93	6.24		972,124	17	1.17	1.17	2.93
12/31/2013	9.33	0.20	3.64	3.84	(1.00)	–	12.17	41.66		826,147	40	1.17	1.17	1.80
12/31/2012	7.25	0.15	2.04	2.19	–	(0.11)	9.33	30.26		684,236	31	1.17	1.17	1.79
12/31/2011	10.07	0.19	(1.96)	(1.77)	(0.85)	(0.20)	7.25	(17.97)		602,339	65	1.17	1.17	1.88
12/31/2010	8.03	0.07	2.04	2.11	(0.02)	(0.05)	10.07	26.32		643,051	24	1.18	1.18	0.76
12/31/2009	5.91	0.07	2.31	2.38	(0.25)	(0.01)	8.03	40.33		223,873	34	1.20	1.20	0.92
Class B
06/30/2014	12.26	0.19	0.59	0.78	–	–	13.04	6.36		553	17	0.97	0.97	3.05
12/31/2013	9.40	0.22	3.66	3.88	(1.02)	–	12.26	41.79		550	40	0.97	0.97	1.96
12/31/2012	7.28	0.17	2.06	2.23	–	(0.11)	9.40	30.69		430	31	0.97	0.97	2.00
12/31/2011	10.10	0.22	(1.98)	(1.76)	(0.86)	(0.20)	7.28	(17.83)		402	65	0.97	0.97	2.23
12/31/2010	8.04	0.07	2.06	2.13	(0.02)	(0.05)	10.10	26.53		234	24	0.98	0.98	0.85
12/31/2009	5.91	0.09	2.31	2.40	(0.26)	(0.01)	8.04	40.62		156	34	1.00	1.00	1.36

JNL Series Trust Sub-Advised Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from					Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/S&P Competitive Advantage Fund
Class A
06/30/2014	$16.82	$0.08	$(0.21)	$(0.13)	$–		$–	$16.69	(0.77)%	$2,199,967	0%	0.67%	0.67%	0.96%
12/31/2013	12.54	0.09	5.27	5.36	(0.09)		(0.99)	16.82	42.94	1,720,778	68	0.67	0.67	0.59
12/31/2012	10.95	0.14	1.68	1.82	(0.07)		(0.16)	12.54	16.63	824,193	58	0.69	0.69	1.17
12/31/2011	10.70	0.13	0.99	1.12	(0.09)		(0.78)	10.95	10.53	534,406	67	0.70	0.70	1.17
12/31/2010	9.95	0.14	1.11	1.25	(0.08)		(0.42)	10.70	12.63	296,032	77	0.71	0.71	1.35
12/31/2009	6.90	0.11	2.94	3.05	(0.00	)(h)	–	9.95	44.22	254,695	101	0.72	0.72	1.28
Class B
06/30/2014	16.87	0.09	(0.20)	(0.11)	–		–	16.76	(0.65)	476	0	0.47	0.47	1.16
12/31/2013	12.56	0.12	5.28	5.40	(0.10)		(0.99)	16.87	43.23	473	68	0.47	0.47	0.79
12/31/2012	10.95	0.21	1.64	1.85	(0.08)		(0.16)	12.56	16.91	531	58	0.49	0.49	1.70
12/31/2011	10.70	0.15	0.98	1.13	(0.10)		(0.78)	10.95	10.65	102	67	0.50	0.50	1.38
12/31/2010	9.94	0.16	1.12	1.28	(0.10)		(0.42)	10.70	12.87	59	77	0.51	0.51	1.55
12/31/2009	6.87	0.14	2.93	3.07	(0.00	)(h)	–	9.94	44.70	50	101	0.52	0.52	1.57
JNL/S&P Dividend Income & Growth Fund
Class A
06/30/2014	14.24	0.20	1.02	1.22	–		–	15.46	8.57	3,625,304	0	0.66	0.66	2.79
12/31/2013	11.39	0.36	3.13	3.49	(0.19)		(0.45)	14.24	30.78	2,928,292	57	0.67	0.67	2.66
12/31/2012	10.70	0.38	0.99	1.37	(0.18)		(0.50)	11.39	12.81	1,267,104	55	0.67	0.67	3.30
12/31/2011	9.76	0.32	0.89	1.21	(0.13)		(0.14)	10.70	12.42	920,551	62	0.69	0.69	3.10
12/31/2010	8.69	0.31	1.26	1.57	(0.11)		(0.39)	9.76	18.24	440,926	38	0.70	0.70	3.33
12/31/2009	7.04	0.23	1.42	1.65	(0.00	)(h)	–	8.69	23.47	239,392	84	0.72	0.72	3.24
Class B
06/30/2014	14.36	0.22	1.02	1.24	–		–	15.60	8.64	1,162	0	0.46	0.46	3.00
12/31/2013	11.46	0.39	3.16	3.55	(0.20)		(0.45)	14.36	31.14	1,082	57	0.47	0.47	2.85
12/31/2012	10.76	0.41	0.98	1.39	(0.19)		(0.50)	11.46	12.93	447	55	0.47	0.47	3.50
12/31/2011	9.80	0.35	0.89	1.24	(0.14)		(0.14)	10.76	12.66	341	62	0.49	0.49	3.34
12/31/2010	8.70	0.33	1.28	1.61	(0.12)		(0.39)	9.80	18.65	166	38	0.50	0.50	3.57
12/31/2009	7.03	0.25	1.42	1.67	(0.00	)(h)	–	8.70	23.79	158	84	0.52	0.52	3.40
JNL/S&P Intrinsic Value Fund
Class A
06/30/2014	15.59	0.13	0.79	0.92	–		–	16.51	5.90	2,009,859	2	0.67	0.67	1.61
12/31/2013	10.93	0.21	5.22	5.43	(0.13)		(0.64)	15.59	49.95	1,616,263	105	0.68	0.68	1.51
12/31/2012	9.90	0.20	1.20	1.40	(0.11)		(0.26)	10.93	14.11	698,722	75	0.69	0.69	1.90
12/31/2011	9.97	0.16	0.50	0.66	(0.08)		(0.65)	9.90	6.52	568,684	104	0.70	0.70	1.51
12/31/2010	9.75	0.15	1.24	1.39	(0.08)		(1.09)	9.97	14.39	319,617	103	0.71	0.71	1.52
12/31/2009	6.21	0.11	3.43	3.54	(0.00	)(h)	–	9.75	57.04	246,578	151	0.72	0.72	1.40
Class B
06/30/2014	15.79	0.14	0.80	0.94	–		–	16.73	5.95	557	2	0.47	0.47	1.79
12/31/2013	11.05	0.24	5.28	5.52	(0.14)		(0.64)	15.79	50.26	731	105	0.48	0.48	1.69
12/31/2012	10.00	0.25	1.18	1.43	(0.12)		(0.26)	11.05	14.31	421	75	0.49	0.49	2.28
12/31/2011	10.05	0.17	0.52	0.69	(0.09)		(0.65)	10.00	6.77	196	104	0.50	0.50	1.62
12/31/2010	9.80	0.17	1.26	1.43	(0.09)		(1.09)	10.05	14.74	100	103	0.51	0.51	1.68
12/31/2009	6.21	0.12	3.47	3.59	(0.00	)(h)	–	9.80	57.84	108	151	0.52	0.52	1.45
JNL/S&P Mid 3 Fund
Class A
06/30/2014*	10.00	0.02	0.67	0.69	–		–	10.69	6.90	88,818	27	0.81	0.81	0.90
Class B
06/30/2014*	10.00	0.02	0.67	0.69	–		–	10.69	6.90	107	27	0.61	0.61	1.12

JNL Series Trust Sub-Advised Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from							Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/S&P Total Yield Fund
Class A
06/30/2014	$14.98	$0.15	$1.23	$1.38	$–		$–		$16.36	9.21%		$1,496,239	2%	0.67%	0.67%	1.97%
12/31/2013	10.36	0.23	5.10	5.33	(0.13)		(0.58)		14.98	51.68		1,167,108	121	0.68	0.68	1.74
12/31/2012	8.66	0.20	1.69	1.89	(0.09)		(0.10)		10.36	21.83		518,667	74	0.70	0.70	2.03
12/31/2011	9.74	0.14	(0.66)	(0.52)	(0.10)		(0.46)		8.66	(5.40)		368,696	76	0.70	0.70	1.47
12/31/2010	9.10	0.16	0.75	0.91	(0.07)		(0.20)		9.74	10.08		281,137	88	0.71	0.71	1.71
12/31/2009	6.37	0.10	2.63	2.73	(0.00	)(h)	–		9.10	42.88		212,981	126	0.72	0.72	1.28
Class B
06/30/2014	15.06	0.16	1.24	1.40	–		–		16.46	9.30		492	2	0.47	0.47	2.10
12/31/2013	10.40	0.27	5.11	5.38	(0.14)		(0.58)		15.06	52.00		547	121	0.48	0.48	2.00
12/31/2012	8.68	0.21	1.71	1.92	(0.10)		(0.10)		10.40	22.16		128	74	0.50	0.50	2.18
12/31/2011	9.76	0.16	(0.67)	(0.51)	(0.11)		(0.46)		8.68	(5.27)		126	76	0.50	0.50	1.66
12/31/2010	9.11	0.18	0.75	0.93	(0.08)		(0.20)		9.76	10.30		65	88	0.51	0.51	1.90
12/31/2009	6.37	0.11	2.63	2.74	(0.00	)(h)	–		9.11	43.04		55	126	0.52	0.52	1.50
JNL/Scout Unconstrained Bond Fund
Class A
06/30/2014*	10.00	(0.01)	(0.08)	(0.09)	–		–		9.91	(0.90)		461,182	1	1.01	1.01	(0.60)
JNL/T. Rowe Price Established Growth Fund
Class A
06/30/2014	33.33	(0.02)	0.92	0.90	–		–		34.23	2.70		4,533,021	20	0.86	0.86	(0.11)
12/31/2013	24.92	(0.05)	9.68	9.63	(0.02)		(1.20)		33.33	38.67		4,323,901	33	0.86	0.86	(0.16)
12/31/2012	20.97	0.03	3.92	3.95	–		–		24.92	18.84		2,497,336	29	0.87	0.87	0.11
12/31/2011	21.22	(0.02)	(0.23)	(0.25)	–		–		20.97	(1.18)		1,802,773	28	0.87	0.87	(0.11)
12/31/2010	18.18	(0.02)	3.07	3.05	(0.01)		–		21.22	16.76		1,475,748	35	0.88	0.88	(0.10)
12/31/2009	12.70	0.02	5.50	5.52	(0.04)		–		18.18	43.49		916,445	62	0.91	0.91	0.12
Class B
06/30/2014	33.91	0.02	0.93	0.95	–		–		34.86	2.80		60,078	20	0.66	0.66	0.09
12/31/2013	25.31	0.01	9.85	9.86	(0.06)		(1.20)		33.91	38.97		58,140	33	0.66	0.66	0.04
12/31/2012	21.26	0.07	3.98	4.05	–		–		25.31	19.05		42,448	29	0.67	0.67	0.29
12/31/2011	21.47	0.02	(0.23)	(0.21)	–		–		21.26	(0.98)		35,832	28	0.67	0.67	0.08
12/31/2010	18.37	0.02	3.11	3.13	(0.03)		–		21.47	17.02		35,881	35	0.68	0.68	0.09
12/31/2009	12.83	0.05	5.57	5.62	(0.08)		–		18.37	43.79		30,411	62	0.71	0.71	0.33
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
06/30/2014	37.47	(0.06)	2.35	2.29	–		–		39.76	6.11		2,748,951	16	1.01	1.01	(0.29)
12/31/2013	29.14	(0.13)	10.74	10.61	–		(2.28)		37.47	36.50	(j)	2,508,258	33	1.01	1.01	(0.39)
12/31/2012	26.86	(0.04)	3.69	3.65	(0.06)		(1.31)		29.14	13.59		1,729,982	33	1.01	1.01	(0.12)
12/31/2011	29.78	(0.14)	(0.32)	(0.46)	(0.00	)(h)	(2.46)		26.86	(1.46)		1,437,209	38	1.01	1.01	(0.47)
12/31/2010	23.79	0.00	6.62	6.62	(0.04)		(0.59)		29.78	27.86		1,366,836	27	1.01	1.01	0.01
12/31/2009	16.20	(0.05)	7.65	7.60	–		(0.01	)(t)	23.79	46.93		820,894	32	1.02	1.02	(0.26)
Class B
06/30/2014	38.45	(0.02)	2.42	2.40	–		–		40.85	6.24		62,954	16	0.81	0.81	(0.09)
12/31/2013	29.81	(0.07)	10.99	10.92	–		(2.28)		38.45	36.72	(j)	57,214	33	0.81	0.81	(0.19)
12/31/2012	27.44	0.02	3.78	3.80	(0.12)		(1.31)		29.81	13.83		41,608	33	0.81	0.81	0.06
12/31/2011	30.31	(0.08)	(0.32)	(0.40)	(0.01)		(2.46)		27.44	(1.25)		38,236	38	0.81	0.81	(0.27)
12/31/2010	24.19	0.05	6.74	6.79	(0.08)		(0.59)		30.31	28.10		38,125	27	0.81	0.81	0.17
12/31/2009	16.44	(0.01)	7.77	7.76	–		(0.01	)(t)	24.19	47.22		28,372	32	0.82	0.82	(0.05)

JNL Series Trust Sub-Advised Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/T. Rowe Price Short-Term Bond Fund
Class A
06/30/2014	$9.94	$0.05	$0.03	$0.08	$–	$–	$10.02	0.80%	$1,781,692	15%		0.71%	0.71%	0.93%
12/31/2013	10.06	0.07	(0.06)	0.01	(0.13)	–	9.94	0.10	1,657,217	59		0.70	0.70	0.72
12/31/2012	9.91	0.11	0.13	0.24	(0.09)	–	10.06	2.44	2,018,886	45		0.71	0.71	1.08
12/31/2011	9.88	0.14	0.00	0.14	(0.11)	–	9.91	1.38	1,220,682	50		0.72	0.72	1.41
12/31/2010	9.71	0.17	0.11	0.28	(0.11)	–	9.88	2.94	872,892	54		0.72	0.72	1.67
12/31/2009	9.36	0.25	0.47	0.72	(0.28)	(0.09)	9.71	7.64	484,832	102		0.74	0.74	2.56
Class B
06/30/2014	10.03	0.06	0.04	0.10	–	–	10.13	1.00	1,152	15		0.51	0.51	1.18
12/31/2013	10.15	0.09	(0.06)	0.03	(0.15)	–	10.03	0.28	294	59		0.50	0.50	0.91
12/31/2012	9.99	0.14	0.12	0.26	(0.10)	–	10.15	2.64	206	45		0.51	0.51	1.36
12/31/2011	9.95	0.16	0.00	0.16	(0.12)	–	9.99	1.58	284	50		0.52	0.52	1.54
12/31/2010	9.76	0.19	0.12	0.31	(0.12)	–	9.95	3.22	88	54		0.52	0.52	1.87
12/31/2009	9.41	0.26	0.47	0.73	(0.29)	(0.09)	9.76	7.74	211	102		0.54	0.54	2.57
JNL/T. Rowe Price Value Fund
Class A
06/30/2014	16.13	0.10	1.38	1.48	–	–	17.61	9.18	2,935,272	20		0.91	0.92	1.27
12/31/2013	12.34	0.18	4.38	4.56	(0.18)	(0.59)	16.13	37.14	2,428,256	39		0.91	0.92	1.25
12/31/2012	10.47	0.20	1.82	2.02	(0.15)	–	12.34	19.33	1,565,619	62		0.92	0.93	1.76
12/31/2011	10.84	0.17	(0.39)	(0.22)	(0.15)	–	10.47	(2.07)	1,305,413	51		0.93	0.93	1.53
12/31/2010	9.44	0.19	1.31	1.50	(0.10)	–	10.84	15.89	1,136,182	27		0.94	0.94	1.97
12/31/2009	6.98	0.15	2.44	2.59	(0.13)	–	9.44	37.09	727,672	21		0.96	0.96	1.89
Class B
06/30/2014	16.61	0.12	1.42	1.54	–	–	18.15	9.27	1,321	20		0.71	0.72	1.46
12/31/2013	12.68	0.22	4.50	4.72	(0.20)	(0.59)	16.61	37.42	1,210	39		0.71	0.72	1.46
12/31/2012	10.75	0.23	1.87	2.10	(0.17)	–	12.68	19.58	1,008	62		0.72	0.73	1.96
12/31/2011	11.11	0.19	(0.39)	(0.20)	(0.16)	–	10.75	(1.80)	731	51		0.73	0.73	1.75
12/31/2010	9.67	0.22	1.33	1.55	(0.11)	–	11.11	16.04	594	27		0.74	0.74	2.19
12/31/2009	7.14	0.17	2.50	2.67	(0.14)	–	9.67	37.46	549	21		0.76	0.76	2.16
JNL/WMC Balanced Fund
Class A
06/30/2014	21.07	0.16	1.14	1.30	–	–	22.37	6.17	3,786,534	63	(u)	0.74	0.74	1.53
12/31/2013	18.15	0.31	3.18	3.49	(0.28)	(0.29)	21.07	19.33	3,345,428	205	(u)	0.74	0.74	1.53
12/31/2012	16.81	0.32	1.37	1.69	(0.22)	(0.13)	18.15	10.10	2,398,046	100	(u)	0.74	0.74	1.79
12/31/2011	16.45	0.30	0.24	0.54	(0.18)	–	16.81	3.27	1,792,691	52	(u)	0.74	0.74	1.81
12/31/2010	15.01	0.28	1.34	1.62	(0.18)	–	16.45	10.83	1,290,162	46	(u)	0.76	0.76	1.84
12/31/2009	12.81	0.34	2.19	2.53	(0.33)	–	15.01	19.78	736,864	54	(u)	0.78	0.78	2.53
Class B
06/30/2014	21.56	0.19	1.16	1.35	–	–	22.91	6.26	1,473	63	(u)	0.54	0.54	1.73
12/31/2013	18.54	0.35	3.27	3.62	(0.31)	(0.29)	21.56	19.62	1,404	205	(u)	0.54	0.54	1.73
12/31/2012	17.16	0.36	1.39	1.75	(0.24)	(0.13)	18.54	10.26	1,181	100	(u)	0.54	0.54	1.99
12/31/2011	16.77	0.34	0.25	0.59	(0.20)	–	17.16	3.50	1,230	52	(u)	0.54	0.54	2.00
12/31/2010	15.29	0.32	1.35	1.67	(0.19)	–	16.77	10.99	1,041	46	(u)	0.56	0.56	2.04
12/31/2009	13.03	0.38	2.24	2.62	(0.36)	–	15.29	20.08	855	54	(u)	0.58	0.58	2.74

JNL Series Trust Sub-Advised Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from							Supplemental Data		Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)		Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/WMC Money Market Fund
Class A
06/30/2014	$1.00	$0.00	$0.00	$0.00	$–		$–		$1.00	0.00%		$1,345,505	N/A	0.18%	0.56%	0.00%	(v)
12/31/2013	1.00	0.00	0.00	0.00	(0.00	)(h)	(0.00	)(h)	1.00	0.00		1,328,987	N/A	0.19	0.57	0.00	(v)
12/31/2012	1.00	0.00	0.00	0.00	(0.00	)(h)	(0.00	)(h)	1.00	0.00		1,243,885	N/A	0.25	0.57	0.00	(v)
12/31/2011	1.00	0.00	0.00	0.00	(0.00	)(h)	(0.00	)(h)	1.00	0.00		1,054,701	N/A	0.23	0.57	0.00	(v)
12/31/2010	1.00	0.00	0.00	0.00	(0.00	)(h)	–		1.00	0.00		706,007	N/A	0.27	0.57	0.00	(v)
12/31/2009	1.00	0.00	0.00	0.00	(0.00	)(h)	–		1.00	0.15	(w)	1,140,511	N/A	0.47	0.57	0.16	(v)
Class B
06/30/2014	1.00	0.00	0.00	0.00	–		–		1.00	0.00		7,108	N/A	0.18	0.36	0.00	(v)
12/31/2013	1.00	0.00	0.00	0.00	(0.00	)(h)	(0.00	)(h)	1.00	0.00		7,755	N/A	0.19	0.37	0.00	(v)
12/31/2012	1.00	0.00	0.00	0.00	(0.00	)(h)	(0.00	)(h)	1.00	0.00		7,924	N/A	0.25	0.37	0.00	(v)
12/31/2011	1.00	0.00	0.00	0.00	(0.00	)(h)	(0.00	)(h)	1.00	0.00		8,547	N/A	0.23	0.37	0.00	(v)
12/31/2010	1.00	0.00	0.00	0.00	(0.00	)(h)	–		1.00	0.00		7,245	N/A	0.27	0.37	0.00	(v)
12/31/2009	1.00	0.00	0.00	0.00	(0.00	)(h)	–		1.00	0.21	(w)	7,270	N/A	0.37	0.37	0.24	(v)
JNL/WMC Value Fund
Class A
06/30/2014	23.01	0.18	1.28	1.46	–		–		24.47	6.35		1,777,461	7%	0.78	0.78	1.58
12/31/2013	18.54	0.35	5.39	5.74	(0.40)		(0.87)		23.01	31.05		1,717,996	23	0.78	0.78	1.63
12/31/2012	16.83	0.37	2.39	2.76	(0.42)		(0.63)		18.54	16.35		1,262,528	31	0.78	0.78	2.00
12/31/2011	17.37	0.29	(0.66)	(0.37)	(0.17)		–		16.83	(2.06)		1,220,027	19	0.79	0.79	1.66
12/31/2010	15.41	0.21	1.90	2.11	(0.15)		–		17.37	13.70		1,138,293	25	0.80	0.80	1.34
12/31/2009	12.60	0.22	2.80	3.02	(0.21)		–		15.41	23.98		762,013	42	0.82	0.82	1.64
Class B
06/30/2014	23.44	0.21	1.31	1.52	–		–		24.96	6.48		31,233	7	0.58	0.58	1.79
12/31/2013	18.87	0.41	5.48	5.89	(0.45)		(0.87)		23.44	31.27		27,300	23	0.58	0.58	1.84
12/31/2012	17.12	0.42	2.43	2.85	(0.47)		(0.63)		18.87	16.59		19,665	31	0.58	0.58	2.20
12/31/2011	17.66	0.33	(0.68)	(0.35)	(0.19)		–		17.12	(1.87)		17,156	19	0.59	0.59	1.86
12/31/2010	15.65	0.25	1.93	2.18	(0.17)		–		17.66	13.92		17,032	25	0.60	0.60	1.53
12/31/2009	12.79	0.25	2.84	3.09	(0.23)		–		15.65	24.18		14,220	42	0.62	0.62	1.87

*
Commencement of operations was as follows: JNL/AllianceBernstein Dynamic Asset Allocation Fund – April 28, 2014; JNL/AQR Managed Futures Strategy Fund - August 29, 2011; JNL/BlackRock Global Allocation Fund – October 11, 2010; JNL/Brookfield Global Infrastructure and MLP Fund - December 12, 2011; JNL/Franklin Templeton Global Multisector Bond Fund - December 12, 2011; JNL/Ivy Asset Strategy Fund – September 28, 2009; JNL/Mellon Capital Emerging Markets Index Fund - August 29, 2011; JNL/Mellon Capital Global Alpha Fund – September 28, 2009; JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund - April 30, 2012; JNL/Mellon Capital Utilities Sector Fund - April 29, 2013; JNL/Morgan Stanley Mid Cap Growth Fund - April 30, 2012; JNL/Neuberger Berman Strategic Income Fund - April 30, 2012; JNL/PPM America Floating Rate Income Fund - January 1, 2011; JNL/S&P Mid 3 Fund – April 28, 2014; JNL/Scout Unconstrained Bond Fund – April 28, 2014.

(a)	Calculated using the average shares method.
(b)	Annualized for periods less than one year.
(c)	Total return assumes reinvestment of all distributions for the period. Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(d)
Portfolio turnover is not annualized for periods of less than one year and excludes dollar roll transactions.  Securities sold short are considered long term investments for purposes of calculating portfolio turnover.

(e)	Consolidated Financial Statements starting year ended December 31, 2013.
(f)
For the years ended 2011 and 2012, Consolidated Financial Statements.  Prior to August 27, 2011, the JNL/BlackRock Global Allocation Fund had a Master-Feeder structure and invested substantially all its assets in a Master Fund. For periods prior to August 27, 2011 that the Fund had a Master-Feeder structure, the ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund's expenses.

(g)	The net and total ratios of expenses to average net assets without dividend expenses, borrowing fees on securities sold short or interest expense for the following funds were as follows:

JNL Series Trust Sub-Advised Funds (Unaudited)
Financial Highlights
For a Share Outstanding

	June 30, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
JNL/BlackRock Global Allocation Fund
Class A	1.08%	1.08%	N/A	N/A	N/A	N/A
Class B	0.88	0.88	N/A	N/A	N/A	N/A
JNL/Franklin Templeton Mutual Shares Fund
Class A	N/A	N/A	N/A	N/A	N/A	1.06%
Class B	N/A	N/A	N/A	N/A	N/A	0.86
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A	1.15	1.15	1.16%	1.15%	1.16%	1.17
Class B	0.95	0.95	0.96	0.95	0.96	0.97
JNL/PIMCO Real Return Fund
Class A	0.79	0.79	0.79	0.79	N/A	N/A
Class B	0.59	0.59	0.59	0.59	N/A	N/A
JNL/PIMCO Total Return Bond Fund
Class A	0.80	0.80	0.80	0.80	N/A	N/A
Class B	0.60	0.60	0.60	0.60	N/A	N/A

(h)	Amount represents less than $0.005.
(i)	Portfolio turnover for the JNL/BlackRock Global Allocation Fund excludes the liquidation transactions related to the transition from a Master-Feeder structure to a Sub-Advised Fund.
(j)
Total return for the Fund includes class action settlement proceeds. The return for Class A and Class B, respectively, without the class action settlement proceeds was as follows:  JNL/BlackRock Large Cap Select Growth Fund - 38.94% and 39.26%;  JNL/Capital Guardian Global Balanced Fund - 15.44% and 15.65%;  JNL/Capital Guardian Global Diversified Research Fund - 23.15% and 23.40%;  JNL/Eagle SmallCap Equity Fund - 30.43% and 30.65%;  JNL/Invesco Mid Cap Value Fund - 30.82% and 31.05%;  JNL/JPMorgan International Value Fund - 21.33% and 21.52%;  JNL/JPMorgan U.S. Government & Quality Bond Fund - (3.59)% and (3.40)%;  JNL/Mellon Capital S&P 400 Mid Cap Index Fund - 32.92% and 33.12%;  JNL/Mellon Capital Small Cap Index Fund - 38.35% and 38.56%;  JNL/PPM America Value Equity Fund - 40.15% and 40.42%;  JNL/T.Rowe Price Mid-Cap Growth Fund - 36.47% and 36.69%.

(k)	Portfolio turnover including dollar roll transactions for JNL/Capital Guardian Global Balanced Fund was 52%, 53%, 86%, 100% and 44% in 2010, 2011, 2012, 2013 and 2014, respectively.
(l)
Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds.  The return for Class A and Class B shares without the class action settlement proceeds was 36.07% and 36.40%, respectively.

(m)	Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 484%, 1,137%, 1,302%, 1,111%, 748% and 187% in 2009, 2010, 2011, 2012, 2013 and 2014, respectively.
(n)
 Distribution amount for the JNL/Goldman Sachs Mid Cap Value Fund includes a return of capital distribution for Class A and Class B shares of $0.03 and $0.03 per share, respectively, for the year ended December 31, 2011.

(o)
 Total return for the JNL/Invesco International Growth Fund includes class action settlement proceeds.  The return for Class A and Class B shares without the class action settlement proceeds was 36.63% and 39.63%, respectively.

(p)
 Distribution amount for the JNL/Mellon Capital Small Cap Index Fund includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2013.

(q)	Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Bond Index Fund was 90%, 83%, 106%, 89%, 156% and 77% in 2009, 2010, 2011, 2012, 2013 and 2014, respectively.
(r)
Distribution amount for the JNL/Morgan Stanley Mid Cap Growth Fund includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2012.

(s)	Portfolio turnover including dollar roll transactions for JNL/Neuberger Berman Strategic Income Fund was 246%, 380% and 224% in 2012, 2013 and 2014, respectively.
(t)
Distribution amount for the JNL/T. Rowe Price Mid-Cap Growth Fund includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2009.

(u)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was 81%, 90%, 139%, 223%, 283% and 117% in 2009, 2010, 2011, 2012, 2013 and 2014, respectively.
(v)
The ratios for net income (loss) to average net assets without expense waivers for JNL/WMC Money Market Fund for 2009, 2010, 2011, 2012, 2013 and 2014 was 0.06%, (0.30)%, (0.34)%, (0.32)%, (0.38)% and (0.39)%, respectively for Class A and 0.24%, (0.10)%, (0.14)%, (0.12)%, (0.18)% and (0.19)%, respectively for Class B shares.

(w)
Total return for the JNL/WMC Money Market Fund includes class action settlement proceeds.  The return for Class A and Class B shares without the class action settlement proceeds was 0.14% and 0.20%, respectively.

(x)	Consolidated Financial Statements since commencement of operations.

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)
Financial Highlights
For a Share Outstanding
		Increase (Decrease) from
		Investment Operations			Distributions from					Supplemental Data		Ratios(b)(c)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (in thousands)	Portfolio Turnover(e)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/American Funds Blue Chip Income and Growth Fund(h)
Class A
06/30/2014	$14.98	$0.03	$1.14	$1.17	$–	$–		$16.15	7.81%	$1,475,483	0%	0.61%	1.09%	0.33%
12/31/2013	11.47	0.24	3.47	3.71	(0.14)	(0.06)		14.98	32.43	1,214,231	1	0.63	1.10	1.79
12/31/2012	10.21	0.22	1.15	1.37	(0.10)	(0.01)		11.47	13.43	698,789	5	0.65	1.10	1.97
12/31/2011	10.39	0.21	(0.34)	(0.13)	(0.05)	–		10.21	(1.25)	403,577	4	0.65	1.10	2.05
12/31/2010 *	10.00	0.29	0.10	0.39	–	–		10.39	3.90	148,996	5	0.65	1.10	4.51
Class B
06/30/2014	15.05	0.03	1.17	1.20	–	–		16.25	7.97	156	0	0.36	0.84	0.46
12/31/2013	11.53	0.25	3.49	3.74	(0.16)	(0.06)		15.05	32.51	158	1	0.38	0.85	1.83
12/31/2012	10.25	0.25	1.15	1.40	(0.11)	(0.01)		11.53	13.69	114	5	0.40	0.85	2.26
12/31/2011	10.41	0.32	(0.43)	(0.11)	(0.05)	–		10.25	(1.03)	55	4	0.40	0.85	3.12
12/31/2010 *	10.00	0.42	(0.01)	0.41	–	–		10.41	4.10	9	5	0.40	0.85	6.57
JNL/American Funds Global Bond Fund(h)
Class A
06/30/2014	10.54	0.01	0.58	0.59	–	–		11.13	5.60	543,215	3	0.55	1.10	0.15
12/31/2013	11.15	(0.06)	(0.27)	(0.33)	(0.23)	(0.05)		10.54	(2.95)	455,032	16	0.55	1.10	(0.55)
12/31/2012	10.82	0.22	0.41	0.63	(0.21)	(0.09)		11.15	5.76	466,274	11	0.55	1.10	1.98
12/31/2011	10.45	0.38	0.07	0.45	(0.08)	(0.00	)(g)	10.82	4.32	339,564	18	0.55	1.10	3.54
12/31/2010 *	10.00	0.48	(0.03)	0.45	–	–		10.45	4.50	105,262	5	0.55	1.10	6.97
Class B
06/30/2014	10.61	0.02	0.58	0.60	–	–		11.21	5.66	175	3	0.30	0.85	0.29
12/31/2013	11.22	(0.04)	(0.27)	(0.31)	(0.25)	(0.05)		10.61	(2.72)	221	16	0.30	0.85	(0.38)
12/31/2012	10.86	0.24	0.43	0.67	(0.22)	(0.09)		11.22	6.15	260	11	0.30	0.85	2.15
12/31/2011	10.47	0.39	0.08	0.47	(0.08)	(0.00	)(g)	10.86	4.53	176	18	0.30	0.85	3.58
12/31/2010 *	10.00	0.63	(0.16)	0.47	–	–		10.47	4.70	79	5	0.30	0.85	8.98
JNL/American Funds Global Small Capitalization Fund(h)
Class A
06/30/2014	13.20	(0.04)	0.95	0.91	–	–		14.11	6.89	403,921	8	0.55	1.15	(0.55)
12/31/2013	10.40	0.04	2.86	2.90	(0.07)	(0.03)		13.20	27.90	336,588	6	0.55	1.15	0.32
12/31/2012	8.95	0.11	1.49	1.60	(0.07)	(0.08)		10.40	17.90	205,624	8	0.55	1.15	1.09
12/31/2011	11.15	0.11	(2.28)	(2.17)	(0.03)	(0.00	)(g)	8.95	(19.43)	130,159	10	0.55	1.15	1.11
12/31/2010 *	10.00	0.13	1.02	1.15	–	–		11.15	11.50	80,924	4	0.55	1.15	1.93
Class B
06/30/2014	13.26	(0.02)	0.95	0.93	–	–		14.19	7.01	143	8	0.30	0.90	(0.30)
12/31/2013	10.45	0.07	2.86	2.93	(0.09)	(0.03)		13.26	28.03	133	6	0.30	0.90	0.62
12/31/2012	8.99	0.13	1.49	1.62	(0.08)	(0.08)		10.45	18.10	107	8	0.30	0.90	1.30
12/31/2011	11.16	0.12	(2.26)	(2.14)	(0.03)	(0.00	)(g)	8.99	(19.11)	49	10	0.30	0.90	1.19
12/31/2010 *	10.00	0.22	0.94	1.16	–	–		11.16	11.60	23	4	0.30	0.90	3.11
JNL/American Funds Growth-Income Fund(h)
Class A
06/30/2014	15.57	(0.00)	1.05	1.05	–	–		16.62	6.74	2,093,273	0	0.68	1.08	(0.03)
12/31/2013	11.80	0.15	3.73	3.88	(0.10)	(0.01)		15.57	32.93	1,644,396	5	0.69	1.09	1.12
12/31/2012	10.17	0.17	1.55	1.72	(0.08)	(0.01)		11.80	16.92	864,206	1	0.70	1.10	1.52
12/31/2011	10.45	0.18	(0.42)	(0.24)	(0.04)	–		10.17	(2.30)	460,263	3	0.70	1.10	1.76
12/31/2010 *	10.00	0.24	0.21	0.45	–	–		10.45	4.50	174,494	0	0.70	1.10	3.72
Class B
06/30/2014	15.64	0.01	1.05	1.06	–	–		16.70	6.84	344	0	0.43	0.83	0.18
12/31/2013	11.85	0.18	3.74	3.92	(0.12)	(0.01)		15.64	33.11	285	5	0.44	0.84	1.32
12/31/2012	10.20	0.19	1.56	1.75	(0.09)	(0.01)		11.85	17.18	170	1	0.45	0.85	1.71
12/31/2011	10.46	0.22	(0.44)	(0.22)	(0.04)	–		10.20	(2.09)	92	3	0.45	0.85	2.14
12/31/2010 *	10.00	0.27	0.19	0.46	–	–		10.46	4.60	23	0	0.45	0.85	4.22

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from					Supplemental Data		Ratios(b)(c)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (in thousands)	Portfolio Turnover(e)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/American Funds International Fund(h)
Class A
06/30/2014	$12.86	$(0.03)	$0.49	$0.46	$–	$–		$13.32	3.58%	$687,454	0%	0.65%	1.25%	(0.43)%
12/31/2013	10.71	0.13	2.13	2.26	(0.09)	(0.02)		12.86	21.10	561,746	4	0.67	1.25	1.12
12/31/2012	9.23	0.13	1.48	1.61	(0.11)	(0.02)		10.71	17.41	359,964	3	0.70	1.25	1.35
12/31/2011	10.85	0.20	(1.75)	(1.55)	(0.06)	(0.01)		9.23	(14.38)	213,058	3	0.70	1.25	1.99
12/31/2010 *	10.00	0.27	0.58	0.85	–	–		10.85	8.50	102,766	3	0.70	1.25	3.92
Class B
06/30/2014	12.93	(0.01)	0.49	0.48	–	–		13.41	3.71	412	0	0.40	1.00	(0.15)
12/31/2013	10.77	0.15	2.14	2.29	(0.11)	(0.02)		12.93	21.24	178	4	0.42	1.00	1.27
12/31/2012	9.28	0.18	1.45	1.63	(0.12)	(0.02)		10.77	17.57	161	3	0.45	1.00	1.82
12/31/2011	10.87	0.25	(1.77)	(1.52)	(0.06)	(0.01)		9.28	(14.05)	57	3	0.45	1.00	2.41
12/31/2010 *	10.00	0.46	0.41	0.87	–	–		10.87	8.70	20	3	0.45	1.00	6.65
JNL/American Funds New World Fund(h)
Class A
06/30/2014	12.37	(0.02)	0.60	0.58	–	–		12.95	4.69	775,780	1	0.65	1.45	(0.30)
12/31/2013	11.23	0.13	1.09	1.22	(0.06)	(0.02)		12.37	10.88	647,045	5	0.65	1.45	1.13
12/31/2012	9.69	0.09	1.59	1.68	(0.10)	(0.04)		11.23	17.38	464,295	5	0.65	1.45	0.83
12/31/2011	11.36	0.20	(1.82)	(1.62)	(0.05)	–		9.69	(14.30)	275,059	7	0.65	1.45	1.91
12/31/2010 *	10.00	0.27	1.09	1.36	–	–		11.36	13.60	133,465	0	0.65	1.45	3.78
Class B
06/30/2014	12.43	(0.00)	0.60	0.60	–	–		13.03	4.83	179	1	0.40	1.20	(0.06)
12/31/2013	11.28	0.15	1.10	1.25	(0.08)	(0.02)		12.43	11.09	177	5	0.40	1.20	1.32
12/31/2012	9.73	0.11	1.59	1.70	(0.11)	(0.04)		11.28	17.55	136	5	0.40	1.20	1.05
12/31/2011	11.37	0.35	(1.94)	(1.59)	(0.05)	–		9.73	(14.00)	81	7	0.40	1.20	3.34
12/31/2010 *	10.00	0.28	1.09	1.37	–	–		11.37	13.70	18	0	0.40	1.20	3.94
JNL Institutional Alt 20 Fund
Class A
06/30/2014	16.29	(0.01)	0.76	0.75	–	–		17.04	4.60	1,852,184	29	0.17	0.17	(0.17)
12/31/2013	14.82	0.26	1.78	2.04	(0.31)	(0.26)		16.29	13.88	1,772,220	24	0.17	0.17	1.64
12/31/2012	13.82	0.20	1.33	1.53	(0.21)	(0.32)		14.82	11.15	1,405,890	17	0.17	0.17	1.35
12/31/2011	14.32	0.29	(0.66)	(0.37)	(0.12)	(0.01)		13.82	(2.57)	910,347	23	0.19	0.19	1.99
12/31/2010	12.73	0.25	1.41	1.66	(0.07)	(0.00	)(g)	14.32	13.06	615,034	3	0.20	0.20	1.91
12/31/2009 *	10.00	0.45	2.28	2.73	–	–		12.73	27.30	199,516	3	0.20	0.20	4.93
JNL Institutional Alt 35 Fund
Class A
06/30/2014	16.61	(0.01)	0.79	0.78	–	–		17.39	4.70	2,494,240	27	0.16	0.16	(0.16)
12/31/2013	15.29	0.24	1.65	1.89	(0.27)	(0.30)		16.61	12.46	2,409,369	30	0.16	0.16	1.49
12/31/2012	14.35	0.16	1.46	1.62	(0.25)	(0.43)		15.29	11.33	2,020,087	21	0.17	0.17	1.06
12/31/2011	15.05	0.33	(0.90)	(0.57)	(0.11)	(0.02)		14.35	(3.81)	1,389,770	29	0.17	0.17	2.17
12/31/2010	13.24	0.25	1.65	1.90	(0.08)	(0.01)		15.05	14.36	885,456	2	0.20	0.20	1.79
12/31/2009 *	10.00	0.44	2.80	3.24	–	–		13.24	32.40	308,516	6	0.20	0.20	4.72
JNL Institutional Alt 50 Fund
Class A
06/30/2014	16.79	(0.01)	0.83	0.82	–	–		17.61	4.88	3,485,932	25	0.16	0.16	(0.16)
12/31/2013	15.57	0.23	1.37	1.60	(0.21)	(0.17)		16.79	10.35	3,312,024	35	0.16	0.16	1.39
12/31/2012	14.65	0.13	1.45	1.58	(0.26)	(0.40)		15.57	10.88	2,799,205	27	0.16	0.16	0.83
12/31/2011	15.49	0.39	(1.10)	(0.71)	(0.11)	(0.02)		14.65	(4.63)	1,816,781	28	0.17	0.17	2.54
12/31/2010	13.57	0.26	1.76	2.02	(0.08)	(0.02)		15.49	14.90	1,077,623	2	0.20	0.20	1.82
12/31/2009 *	10.00	0.49	3.08	3.57	–	–		13.57	35.70	361,516	13	0.20	0.20	5.06

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from					Supplemental Data		Ratios(b)(c)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (in thousands)	Portfolio Turnover (e)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL Institutional Alt 65 Fund
Class A
06/30/2014	$16.21	$(0.02)	$0.83	$0.81	$–		$–	$17.02	5.00%	$725,253	19%	0.19%	0.19%	(0.19	) %
12/31/2013	15.33	0.17	1.27	1.44	(0.18)		(0.38)	16.21	9.50	765,597	37	0.18	0.18	1.06
12/31/2012	15.05	0.06	1.57	1.63	(0.42)		(0.93)	15.33	10.95	910,895	37	0.18	0.18	0.36
12/31/2011	16.07	0.33	(1.20)	(0.87)	(0.11)		(0.04)	15.05	(5.43)	986,845	40	0.18	0.18	2.06
12/31/2010	13.97	0.22	1.99	2.21	(0.07)		(0.04)	16.07	15.85	728,410	5	0.20	0.20	1.52
12/31/2009 *	10.00	0.47	3.50	3.97	–		–	13.97	39.70	229,813	24	0.20	0.20	4.80
JNL/American Funds Balanced Allocation Fund
Class A
06/30/2014	11.94	0.01	0.59	0.60	–		–	12.54	5.03	639,207	1	0.65	0.70	0.25
12/31/2013	10.42	0.23	1.36	1.59	(0.06)		(0.01)	11.94	15.26	462,075	1	0.67	0.70	2.06
12/31/2012 *	10.00	0.33	0.09	0.42	–		–	10.42	4.20	148,585	9	0.70	0.70	4.79
JNL/American Funds Growth Allocation Fund
Class A
06/30/2014	12.56	0.01	0.65	0.66	–		–	13.22	5.25	561,935	2	0.65	0.70	0.19
12/31/2013	10.44	0.22	1.96	2.18	(0.05)		(0.01)	12.56	20.86	373,245	4	0.67	0.70	1.88
12/31/2012 *	10.00	0.28	0.16	0.44	–		–	10.44	4.40	104,924	11	0.70	0.70	4.15
JNL Disciplined Moderate Fund
Class A
06/30/2014	12.08	(0.01)	0.57	0.56	–		–	12.64	4.64	1,225,258	12	0.15	0.15	(0.15)
12/31/2013	10.62	0.19	1.62	1.81	(0.15)		(0.20)	12.08	17.11	1,096,546	25	0.16	0.16	1.63
12/31/2012	9.80	0.15	1.15	1.30	(0.15)		(0.33)	10.62	13.30	761,054	25	0.17	0.17	1.43
12/31/2011	9.85	0.16	(0.09)	0.07	(0.12)		–	9.80	0.72	462,723	127	0.18	0.18	1.64
12/31/2010	8.94	0.18	0.81	0.99	(0.08)		–	9.85	11.10	346,433	21	0.18	0.18	1.93
12/31/2009	7.72	0.23	1.21	1.44	(0.16)		(0.06)	8.94	18.67	168,455	12	0.19	0.19	2.75
JNL Disciplined Moderate Growth Fund
Class A
06/30/2014	11.63	(0.01)	0.56	0.55	–		–	12.18	4.73	1,488,388	13	0.15	0.15	(0.15)
12/31/2013	9.76	0.16	2.05	2.21	(0.12)		(0.22)	11.63	22.68	1,295,129	21	0.16	0.16	1.47
12/31/2012	8.92	0.13	1.13	1.26	(0.12)		(0.30)	9.76	14.21	817,974	28	0.17	0.17	1.34
12/31/2011	9.09	0.13	(0.21)	(0.08)	(0.09)		–	8.92	(0.86)	509,358	101	0.18	0.18	1.40
12/31/2010	8.10	0.14	0.94	1.08	(0.09)		–	9.09	13.29	376,092	26	0.18	0.18	1.64
12/31/2009	6.81	0.21	1.34	1.55	(0.17)		(0.09)	8.10	22.77	206,365	16	0.19	0.19	2.78
JNL Disciplined Growth Fund
Class A
06/30/2014	10.88	(0.01)	0.53	0.52	–		–	11.40	4.78	655,928	14	0.17	0.17	(0.17)
12/31/2013	9.01	0.15	2.01	2.16	(0.09)		(0.20)	10.88	24.06	553,858	20	0.18	0.18	1.48
12/31/2012	8.17	0.11	1.08	1.19	(0.10)		(0.25)	9.01	14.58	316,315	34	0.18	0.18	1.24
12/31/2011	8.52	0.11	(0.38)	(0.27)	(0.08)		–	8.17	(3.14)	181,732	109	0.18	0.18	1.24
12/31/2010	7.64	0.13	0.84	0.97	(0.09)		–	8.52	12.74	137,476	28	0.18	0.18	1.71
12/31/2009	6.31	0.20	1.40	1.60	(0.17)		(0.10)	7.64	25.39	80,863	24	0.19	0.19	2.87
JNL/Franklin Templeton Founding Strategy Fund
Class A
06/30/2014	11.85	(0.00)	0.84	0.84	–		–	12.69	7.09	1,748,101	1	0.05	0.05	(0.05)
12/31/2013	9.74	0.21	2.12	2.33	(0.22)		–	11.85	23.97	1,559,552	3	0.05	0.05	1.95
12/31/2012	8.58	0.23	1.14	1.37	(0.21)		–	9.74	15.96	1,226,311	5	0.05	0.05	2.44
12/31/2011	8.83	0.21	(0.33)	(0.12)	(0.13)		–	8.58	(1.36)	1,065,109	8	0.05	0.05	2.35
12/31/2010	8.22	0.14	0.71	0.85	(0.24)		–	8.83	10.39	1,037,981	3	0.05	0.05	1.72
12/31/2009	6.32	0.29	1.61	1.90	(0.00	)(g)	–	8.22	30.13	838,759	5	0.06	0.06	4.15

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from					Supplemental Data		Ratios(b)(c)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (in thousands)	Portfolio Turnover(e)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital 10 x 10 Fund
Class A
06/30/2014	$11.07	$(0.00)	$0.58	$0.58	$–	$–		$11.65	5.24%	$427,091	3%	0.05%	0.05%	(0.05)%
12/31/2013	8.90	0.21	2.24	2.45	(0.21)	(0.07)		11.07	27.70	393,747	9	0.05	0.05	2.07
12/31/2012	7.93	0.21	1.05	1.26	(0.21)	(0.08)		8.90	15.96	314,184	10	0.05	0.05	2.40
12/31/2011	8.22	0.21	(0.38)	(0.17)	(0.12)	–		7.93	(2.09)	276,388	9	0.05	0.05	2.56
12/31/2010	7.19	0.14	1.04	1.18	(0.15)	(0.00	)(g)	8.22	16.43	257,545	8	0.05	0.05	1.90
12/31/2009	6.19	0.21	1.31	1.52	(0.26)	(0.26)		7.19	24.59	194,494	11	0.06	0.06	3.20
JNL/Mellon Capital Index 5 Fund
Class A
06/30/2014	12.20	(0.00)	0.62	0.62	–	–		12.82	5.08	772,508	2	0.05	0.05	(0.05)
12/31/2013	10.16	0.17	2.23	2.40	(0.17)	(0.19)		12.20	23.74	714,309	8	0.05	0.05	1.51
12/31/2012	9.31	0.19	1.10	1.29	(0.15)	(0.29)		10.16	13.96	542,692	4	0.05	0.05	1.87
12/31/2011	9.62	0.18	(0.38)	(0.20)	(0.09)	(0.02)		9.31	(2.08)	423,503	9	0.05	0.05	1.86
12/31/2010	8.39	0.14	1.19	1.33	(0.09)	(0.01)		9.62	15.78	332,481	10	0.05	0.05	1.58
12/31/2009	6.83	0.18	1.53	1.71	(0.07)	(0.08)		8.39	25.16	204,951	8	0.06	0.06	2.43
JNL/MMRS Conservative Fund
Class A
06/30/2014 *	10.00	(0.01)	0.34	0.33	–	–		10.33	3.30	4,631	0	0.39	0.39	(0.39)
JNL/MMRS Growth Fund
Class A
06/30/2014 *	10.00	(0.01)	0.49	0.48	–	–		10.48	4.80	2,407	17	0.42	0.42	(0.42)
JNL/MMRS Moderate Fund
Class A
06/30/2014 *	10.00	(0.01)	0.41	0.40	–	–		10.40	4.00	6,117	5	0.39	0.39	(0.39)
JNL/S&P 4 Fund
Class A
06/30/2014	16.76	(0.00)	0.95	0.95	–	–		17.71	5.67	3,991,737	1	0.05	0.05	(0.05)
12/31/2013	12.00	0.18	5.04	5.22	(0.10)	(0.36)		16.76	43.63	3,090,538	4	0.05	0.05	1.21
12/31/2012	10.92	0.12	1.64	1.76	(0.22)	(0.46)		12.00	16.23	1,284,464	10	0.05	0.05	0.97
12/31/2011	10.86	0.11	0.53	0.64	(0.53)	(0.05)		10.92	5.87	1,009,149	13	0.05	0.05	0.97
12/31/2010	9.55	0.09	1.23	1.32	–	(0.01)		10.86	13.79	843,945	10	0.05	0.05	0.90
12/31/2009	6.79	(0.00)	2.84	2.84	(0.08)	(0.00	)(g)	9.55	41.85	627,405	12	0.06	0.06	(0.03)
JNL/S&P Managed Conservative Fund
Class A
06/30/2014	11.95	(0.01)	0.45	0.44	–	–		12.39	3.68	1,724,158	7	0.15	0.15	(0.15)
12/31/2013	11.51	0.20	0.32	0.52	(0.07)	(0.01)		11.95	4.52	1,716,378	39	0.15	0.15	1.73
12/31/2012	10.96	0.17	0.79	0.96	(0.26)	(0.15)		11.51	8.77	1,840,028	18	0.15	0.15	1.47
12/31/2011	11.00	0.17	0.17	0.34	(0.23)	(0.15)		10.96	3.12	1,298,317	35	0.16	0.16	1.48
12/31/2010	10.34	0.18	0.72	0.90	(0.24)	–		11.00	8.70	979,568	9	0.17	0.17	1.67
12/31/2009	9.35	0.26	1.00	1.26	(0.17)	(0.10)		10.34	13.53	623,958	11	0.18	0.18	2.66
JNL/S&P Managed Moderate Fund
Class A
06/30/2014	12.99	(0.01)	0.57	0.56	–	–		13.55	4.31	3,510,382	7	0.14	0.14	(0.14)
12/31/2013	11.84	0.19	1.05	1.24	(0.06)	(0.03)		12.99	10.43	3,342,874	33	0.14	0.14	1.52
12/31/2012	11.18	0.16	1.06	1.22	(0.21)	(0.35)		11.84	10.92	2,913,234	30	0.14	0.14	1.30
12/31/2011	11.39	0.14	(0.04)	0.10	(0.21)	(0.10)		11.18	0.84	2,129,486	28	0.15	0.15	1.24
12/31/2010	10.41	0.15	1.02	1.17	(0.19)	–		11.39	11.30	1,665,098	5	0.15	0.15	1.41
12/31/2009	8.97	0.25	1.43	1.68	(0.12)	(0.12)		10.41	18.63	1,021,335	6	0.17	0.17	2.57

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations			Distributions from				Supplemental Data		Ratios(b)(c)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return (d)	Net Assets, End of Period (in thousands)	Portfolio Turnover(e)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/S&P Managed Moderate Growth Fund
Class A
06/30/2014	$14.07	$(0.01)	$0.66	$0.65	$–	$–	$14.72	4.62%	$6,458,259	3%	0.14%	0.14%	(0.14)%
12/31/2013	12.24	0.19	1.74	1.93	(0.06)	(0.04)	14.07	15.85	6,042,052	22	0.14	0.14	1.41
12/31/2012	11.27	0.14	1.41	1.55	(0.18)	(0.40)	12.24	13.74	4,800,412	34	0.14	0.14	1.15
12/31/2011	11.80	0.14	(0.29)	(0.15)	(0.18)	(0.20)	11.27	(1.27)	3,519,718	23	0.14	0.14	1.19
12/31/2010	10.54	0.13	1.26	1.39	(0.13)	–	11.80	13.18	2,861,191	6	0.15	0.15	1.16
12/31/2009	8.79	0.21	1.86	2.07	(0.07)	(0.25)	10.54	23.46	1,774,984	13	0.16	0.16	2.14
JNL/S&P Managed Growth Fund
Class A
06/30/2014	14.33	(0.01)	0.74	0.73	–	–	15.06	5.09	4,912,540	4	0.14	0.14	(0.14)
12/31/2013	11.84	0.15	2.52	2.67	(0.11)	(0.07)	14.33	22.58	4,514,404	22	0.14	0.14	1.12
12/31/2012	10.70	0.12	1.52	1.64	(0.14)	(0.36)	11.84	15.34	3,263,336	26	0.14	0.14	1.03
12/31/2011	11.18	0.11	(0.46)	(0.35)	(0.08)	(0.05)	10.70	(3.14)	2,482,133	19	0.14	0.14	0.98
12/31/2010	9.71	0.08	1.49	1.57	(0.10)	–	11.18	16.12	2,140,816	7	0.15	0.15	0.75
12/31/2009	7.94	0.14	2.09	2.23	(0.16)	(0.30)	9.71	28.06	1,479,759	8	0.16	0.16	1.55
JNL/S&P Managed Aggressive Growth Fund
Class A
06/30/2014	16.48	(0.01)	0.90	0.89	–	–	17.37	5.40	1,740,106	7	0.15	0.15	(0.15)
12/31/2013	13.22	0.15	3.25	3.40	(0.10)	(0.04)	16.48	25.77	1,579,419	25	0.15	0.15	0.99
12/31/2012	11.51	0.11	1.71	1.82	(0.11)	–	13.22	15.84	1,091,906	24	0.16	0.16	0.86
12/31/2011	12.17	0.10	(0.68)	(0.58)	(0.08)	–	11.51	(4.79)	843,436	20	0.16	0.16	0.84
12/31/2010	10.46	0.08	1.71	1.79	(0.08)	–	12.17	17.09	788,664	11	0.17	0.17	0.76
12/31/2009	8.39	0.10	2.51	2.61	(0.21)	(0.33)	10.46	31.05	582,868	19	0.19	0.19	1.07

*
Commencement of operations was as follows:  JNL/American Funds Blue Chip Income and Growth Funds, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund - May 3, 2010; JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund and JNL Institutional Alt 65 Fund - April 6, 2009; JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund - April 30, 2012; JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund and JNL/MMRS Moderate Fund - April 28, 2014.

(a)	Calculated using the average shares method.
(b)	Annualized for periods less than one year.
(c)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund's and underlying funds' expenses.
(d)	Total return assumes reinvestment of all distributions for the period. Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(e)
Portfolio turnover is not annualized for periods of less than one year.  Portfolio turnover rate is based on the Feeder Funds' or fund of funds' purchases or sales of the Master Fund or underlying funds, respectively.

(g)	Amount represents less than $0.005.
(h)
The Master Funds for the JNL American Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

In “Appendix A,” please delete all references to the “Dow Jones Select Dividend Index.”

In “Appendix A,” please add the following disclosure:

Effective September 15, 2014, the JNL/Mellon Capital International NYSE® 25 Fund of JNL Variable Fund LLC will merge into the JNL/Mellon Capital International Index Fund of JNL Series Trust.

In “Appendix B,” please delete the second and third paragraphs in their entirety and replace them with the following paragraph:

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE

JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

In “Appendix B,” please delete the sixth paragraph in its entirety and replace with the following paragraph:

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P International 5 Fund, JNL/S&P Mid 3 Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund.

This Supplement is dated September 15, 2014.

Version 1
Supplement Dated September 15, 2014
To The Prospectus Dated April 28, 2014

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 15, 2014, unless otherwise noted below.

This supplement discloses the following fund merger:

Acquired Fund	Acquiring Fund
JNL/Mellon Capital NYSE® International 25 Fund (“NYSE Fund”), a portfolio of JNL Variable Fund LLC	JNL/Mellon Capital International Index Fund (“International Index Fund”), a series of the JNL Series Trust

On June 3-4, 2014, the Board of Managers (“Board”) of the JNL Variable Fund LLC approved the reorganization of the NYSE Fund into the International Index Fund (the “Reorganization”).  The investment objectives, principal investment strategies and risks of the NYSE Fund and the International Index Fund are similar.

Under the terms of the Plan of Reorganization, the NYSE Fund’s assets and liabilities will be transferred to International Index Fund in return for shares of the International Index Fund of equal value as of the valuation date. These International Index Fund shares will be distributed pro rata to shareholders of the NYSE Fund in exchange for their fund shares. Current NYSE Fund shareholders will thus become shareholders of the International Index Fund and receive shares of International Index Fund with a total net asset value equal to that of their shares of the NYSE Fund at the time of reorganization.  The proposed transaction is expected to be tax-free for Contract owners and for the funds for federal income tax purposes.

It is expected that the Reorganization will take place on or around September 12, 2014.  Please note that the Reorganization requires no action on your part.

In “Appendix A,” please delete all references to the “Dow Jones Select Dividend Index.”

In “Appendix A,” please add the following disclosure:

Effective September 15, 2014, the JNL/Mellon Capital International NYSE® 25 Fund of JNL Variable Fund LLC will merge into the JNL/Mellon Capital International Index Fund of JNL Series Trust.

This Supplement is dated September 15, 2014.

(To be used with JMV7698 04/14, VC5869 04/14, JMV7697 04/14, VC5890 04/14, VC5890ML 04/14, VC4224 04/14, JMV8798 04/14, JMV9476 04/14, JMV5763ML 04/14, JMV9476ML 04/14, JMV5763WF 04/14, JMV9476WF 04/14, VC5995 04/14, JMV5765 04/14, JMV2731 04/14, JMV9476L 04/14, JMV7698NY 04/14, NV5869 04/14, VC5825GW 04/14, VC5884GW 04/14, VC5885GW 04/14, NV5825GW 04/14, JMV7697NY 04/14, NV5890 04/14, NV4224 04/14, JMV9476NY 04/14, NV4224WF 04/14, JMV9476WFNY 04/14, NMV2731 04/14, JMV9476LNY 04/14, FVC4224FT 04/14, VC5526 04/14, VC3656 04/14, VC3657 04/14, VC3723 04/14, NV5526 04/14, NV3174GW 04/14, NV3174CEGW 04/14, NV3784 04/14, HR105 04/14 and VC2440 04/14.)

CMX13608 09/14

1

Version 2
Supplement Dated September 15, 2014
To The Prospectus Dated April 28, 2014

JNL® Series Trust

Please note that the changes impact your variable annuity product(s).

Please note that all changes are effective September 15, 2014, unless otherwise noted below.

This supplement adds the following new funds and respective Investment Sub-Advisers:

New Fund	Sub-Adviser
JNL/Boston Partners Global Long Short Equity Fund	Robeco Investment Management, Inc.

JNL/S&P International 5 Fund	Mellon Capital Management Corporation Standard & Poor’s Investment Advisory Services LLC

This supplement discloses the following fund merger:

Acquired Fund	Acquiring Fund
JNL/Mellon Capital NYSE® International 25 Fund (“NYSE Fund”), a portfolio of JNL Variable Fund LLC	JNL/Mellon Capital International Index Fund (“International Index Fund”), a series of the JNL Series Trust

On June 3-4, 2014, the Board of Managers (“Board”) of the JNL Variable Fund LLC approved the reorganization of the NYSE Fund into the International Index Fund (the “Reorganization”).  The investment objectives, principal investment strategies and risks of the NYSE Fund and the International Index Fund are similar.

Under the terms of the Plan of Reorganization, the NYSE Fund’s assets and liabilities will be transferred to International Index Fund in return for shares of the International Index Fund of equal value as of the valuation date. These International Index Fund shares will be distributed pro rata to shareholders of the NYSE Fund in exchange for their fund shares. Current NYSE Fund shareholders will thus become shareholders of the International Index Fund and receive shares of International Index Fund with a total net asset value equal to that of their shares of the NYSE Fund at the time of reorganization.  The proposed transaction is expected to be tax-free for Contract owners and for the funds for federal income tax purposes.

It is expected that the Reorganization will take place on or around September 12, 2014.  Please note that the Reorganization requires no action on your part.

This supplement discloses the following fund update:

Certain disclosures relating to the JNL/Mellon Capital Utilities Sector Fund are revised to reflect the change in benchmark from the Dow Jones US Utilities Index to the MSCI USA IMI Utilities Index for the Fund effective September 15, 2014.

Please add the following Funds on the cover page and to the Table of Contents:

JNL/Boston Partners Global Long Short Equity Fund
JNL/S&P International 5 Fund

1

The following Fund should be added to the summary prospectus section entitled “Summary Overview of Each Fund”:

JNL/Boston Partners Global Long Short Equity Fund
Class A

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JNLSeriesTrust/. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 28, 2014, as supplemented September 15, 2014, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Fund is to seek long-term growth of capital.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	1.20%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1, 2	1.05%
Total Annual Fund Operating Expenses	2.45%
1 “Other Expenses” are based on estimated amounts for the current fiscal year. The amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period are expected to be 0.90%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.
2 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$248	$764

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies.  The Fund invests in long positions in stocks identified by the Sub-Adviser, Robeco Investment Management, Inc. (doing business as “Boston Partners”) as undervalued and takes short positions in stocks that Boston Partners has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund will invest, both long and short, in securities issued by U.S. and non-U.S. companies of any capitalization size. With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). Boston Partners will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. Selection of individual securities to be held long or sold short will be based on a mix of quantitative techniques and fundamental security analysis.  Boston Partners selects stocks on the basis of three criteria: valuation, business fundamentals and business momentum.  Boston Partners examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics

2

are examined in the context of the issuer’s operating and financial fundamentals, including return on equity, earnings growth and cash flow. Boston Partners selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may invest in all types of equity and equity-related securities, including without limitation exchange traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (“ETFs”)), real estate investment trusts (“REITs”) and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (ordinarily at least 40% —unless market conditions are not deemed favorable by Boston Partners, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund’s portfolio is rebalanced regularly. Boston Partners assesses each investment’s changing characteristics relative to its contribution to portfolio risk. Boston Partners will sell an investment held long or close out a short position that Boston Partners believes no longer offers an appropriate return-to-risk tradeoff.

Under normal circumstances, Boston Partners expects to sell securities short so that the Fund’s portfolio is approximately 50% net long with an average of between 30% and 70% net long.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than $1 billion.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by U.S. and foreign corporations and other business organizations (e.g. trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Non-investment grade fixed income securities (commonly known as “junk bonds”) are rated BB or lower by Standard & Poor’s Rating Group, or have a comparable rating by another nationally recognized statistical rating organization (“NRSRO”) (or, if unrated are determined by Boston Partners to be of comparable quality at the time of investment). The Fund may invest in securities of the lowest rating category, including securities in default. Boston Partners may, but is not required to, sell a bond or note held by the Fund in the event that its credit rating is downgraded.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.  When trading derivatives, the Fund may be required to post securities to a segregated account. Asset segregation may be required for short sales and for many, but not all, derivatives transactions, including swaps, options, futures, forwards and contracts for differences.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

•
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•	Derivatives risk – Investing in derivative instruments, such as swaps (including interest rate swaps and credit default swaps), options, futures contracts, forward

3

currency contracts, reverse repurchase agreements, other over-the-counter contracts, and certain exchange-traded funds, involves risks, including liquidity, market, counterparty, credit, and currency risks, mispricing or improper valuation.  Changes in the value of the derivative may not move as expected relative to the value of the assets, rates, or indices the derivative is designed to track, and the Fund could lose more than the principal amount invested.
•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Exchange traded funds investing risk – An investment in an exchange-traded fund (“ETF”) generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value (“NAV”); (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•	Investments in initial public offerings of securities (“IPOs”) risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

•
Options risk – If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by a Fund. If a Fund sells an option, it sells to another person the right to buy from or sell to a Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by a Fund.

•
Segregated account risk – A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a

4

large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
•
Short sales risk – The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short sale may be affected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.
•
Unseasoned issuers risk – Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Performance.  Performance for the Fund has not been included because the Fund has not yet commenced operations. Performance, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Robeco Investment Management, Inc. (“Robeco”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Joseph F. Feeney, Jr.	September 2014	Co-Chief Executive Officer and Chief Investment Officer, Robeco Investment Management
Christopher K. Hart	September 2014	Equity Portfolio Manager
Joshua Jones	September 2014	Associate Portfolio Manager

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

5

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Utilities Sector Fund under “Expenses,” please delete the table entitled “Annual Fund Operating Expenses,” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.34%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.18%
Total Annual Fund Operating Expenses	0.72%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and have been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Utilities Sector Fund under “Expense Example,” please delete the table following the first paragraph in its entirety and replace it with the following:

Class A
1 year	3 years	5 years	10 years
$74	$230	$401	$894

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Utilities Sector Fund under “Principal Investment Strategies,” please delete the first two paragraphs in their entirety and replace them with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Utilities Index in proportion to their market capitalization weighting in the MSCI USA IMI Utilities Index.  The MSCI USA IMI Utilities Index measures the performance of the utilities sector of the U.S. equity market.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the MSCI USA IMI Utilities Index.  Indexing offers a cost-effective investment approach to gaining broad market exposure over the long term.  Indexing may eliminate the chance that the Fund will outperform the MSCI USA IMI Utilities Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2013, the market capitalization range of the MSCI USA IMI Utilities Index was $119.59 million to $52.59 billion.

The Fund’s ability to achieve significant correlation with the performance of the MSCI USA IMI Utilities Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the MSCI USA IMI Utilities Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index rebalances, and to meet redemption or purchase requests.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Utilities Sector Fund under “Performance” please add the following as the last paragraph:

Effective September 15, 2014, for consistency with the Fund’s principal investment strategies, the Fund will replace the Dow Jones US Utilities Index with the MSCI USA IMI Utilities Index as the Fund’s primary benchmark.

6

The following Fund should be added to the summary prospectus section entitled “Summary Overview of Each Fund”:

JNL/S&P International 5 Fund
Class A and B

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JNLSeriesTrust/. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 28, 2014, as supplemented September 15, 2014, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Fund is capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses1	0.15%
Total Annual Fund Operating Expenses	0.80%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”) and are based on estimated amounts for the current fiscal year.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 year	3 years
$82	$255

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the common stocks of foreign companies located in developed countries throughout the world, excluding the United States, that are identified through a disciplined, rules-based strategy. The Fund allocates all of its net assets among the underlying regional strategies listed below:

•
S&P Asia Pac Ex Japan Strategy – This strategy focuses on companies located in developed countries in the Asia-Pacific (excluding Japan) geographic region that have delivered attractive cash returns to shareholders while seeking to avoid companies with less attractive profitability.

•
S&P Canada Strategy – This strategy focuses on companies located in Canada that the Sub-Adviser believes to have attractive free cash flows in relation to equity market capitalization while seeking to avoid companies that the Sub-Adviser believes have undergone unattractive changes to capital structure.

•
S&P Europe Strategy –This strategy focuses on companies located in Western Europe that the Sub-Adviser believes have above average free cash flows in relation to equity market valuation and attractive price momentum.

•	S&P Japan Strategy – This strategy focuses on companies located in Japan that the Sub-Adviser believes have attractive dividend yields while attempting to avoid overpaying through valuation metrics.
•
S&P Middle East Strategy –This strategy focuses on companies located in Israel that the Sub-Adviser believes to have strong free cash flows in relation to equity market valuation and attractive appreciation prospects in the equity market.

7

While each of these underlying regional strategies seeks to provide capital appreciation, each underlying regional strategy follows a different principal investment strategy.

Each of the underlying regional strategies invests by selecting from the common stock of companies included in a corresponding regional index, each of which is a sub-index of the S&P Developed Ex-U.S. BMI LargeMidIndex.  The S&P Developed Ex-U.S. BMI LargeMid Index measures the performance of companies located in developed countries around the world, excluding the United States.  As of December 31, 2013, the range of market capitalizations of companies included in the index was between $174.9 million and $236.8 billion.  The size of companies in the S&P Developed Ex-U.S. BMI LargeMid Index changes with market conditions, which can result in changes to the market capitalization range of companies in the index.

The securities for each underlying regional strategy are selected only once annually on each stock selection date.  The initial stock selection date will be on or about September 15, 2014. After the initial stock selection date the Fund will be rebalanced annually between each of the above specialized strategies on or the first business day of March.

Standard & Poor’s Investment Advisory Services LLC and Mellon Capital Management Corporation, (“Sub-Advisers”) generally use a buy and hold strategy, trading only around each stock selection date, when cash flow activity occurs, and for dividend reinvestment.  The Sub-Advisers may also trade for mergers if the original stock is not the surviving company.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

8

Performance.  Performance for the Fund has not been included because the Fund has not yet commenced operations. Performance, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Co-Sub-Advisers:
Standard & Poor’s Investment Advisory Services LLC (“SPIAS”)
Mellon Capital Management Corporation (“MCM”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Erin Gibbs (SPIAS)	April 2014	Equity Chief Investment Officer
William Charles Bassignani (SPIAS)	April 2014	Chief Investment Officer & Asset Allocation Manager
Karen Q. Wong, CFA (MCM)	April 2014	Managing Director
Thomas J. Durante, CFA (MCM)	April 2014	Managing Director
Richard A. Brown, CFA (MCM)	April 2014	Director

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund of funds that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

In “Appendix A,” please delete all references to the “Dow Jones Select Dividend Index.”

In “Appendix A,” please add the following disclosure:

Effective September 15, 2014, the JNL/Mellon Capital International NYSE® 25 Fund of JNL Variable Fund LLC will merge into the JNL/Mellon Capital International Index Fund of JNL Series Trust.

9

In “Appendix B,” please delete the second and third paragraphs in their entirety and replace them with the following paragraph:

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF

10

THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

In “Appendix B,” please delete the sixth paragraph in its entirety and replace with the following paragraph:

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P International 5 Fund, JNL/S&P Mid 3 Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund.

This Supplement is dated September 15, 2014.

(To be used with: JMV8037 04/14, JMV8037BE 04/14, JMV8037NY 04/14, and JMV8037NYBE 04/14.)

CMV13609 09/14

11

Supplement Dated September 15, 2014
To The Statement of Additional Information
Dated April 28, 2014

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 15, 2014, unless otherwise noted below.

On page 60, in the section entitled “Fundamental Policies,” please delete paragraph (1) in its entirety and replace it with the following:

(1)           Each Fund, except the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Commodity Securities Strategy Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/Brookfield Global Infrastructure and MLP Fund, JNL/Eastspring Investments Asia ex-Japan Fund, JNL/Eastspring Investments China-India Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Invesco Mid Cap Value Fund, JNL/Mellon Capital Global Alpha Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Mellon Capital Utilities Sector Fund, JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund, JNL/MMRS Moderate Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/Red Rocks Private Listed Equity Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, JNL/S&P Mid 3 Fund, JNL/S&P International 5 Fund, JNL/S&P 4 Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL Investment Committee – Global Strategic Moderate with Alts Fund, JNL Investment Committee – Global Strategic Moderately Aggressive with Alts Fund, JNL Investment Committee – Strategic Moderate Fund, and JNL Investment Committee – Strategic Moderately Aggressive Fund shall be a “diversified company,” as such term is defined under the 1940 Act.

On pages 81-82, in the section entitled “Trustees and Officers of the Trust,” in the column entitled “Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer” please delete the number in that column, and replace it with 119.

On pages 90 through 100, please delete the section entitled “Principal Holders of the Trust’s Shares” in its entirety and replace it with the following:

As of August 19, 2014, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of each class of each Fund.

Because shares in the Trust are sold only to the separate accounts of Jackson, Jackson NY, certain Funds of the Trust and certain investment companies managed by affiliates of the Adviser organized as Fund of Funds, and to certain qualified and unqualified retirement plans, Jackson, through their separate accounts which hold shares in the Trust as funding vehicles for variable insurance contracts and certain retirement plans, is the owner of record of substantially all of the shares of the Trust.  In addition, Jackson, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes.

As may be required by applicable law and interpretations of the staff of the SEC, Jackson and Jackson NY will solicit voting instructions from owners of variable insurance contracts regarding matters submitted to shareholder vote, and will vote the shares held by their separate accounts in accordance with the voting instructions received from variable contract owners to

1

whose contracts such shares are attributable.  This is sometimes referred to as “pass through” voting. Further, those shares which are owned by Jackson through its general account, and shares held in the separate accounts for which no voting instructions are received from contract owners, also will be voted by Jackson in the same proportions as those shares for which voting instructions are received from variable contract owners.  This is sometimes referred to as “echo” voting.  Master Fund proxies solicited from Feeder Funds are voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.

As of August 19, 2014, the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below:

Fund	Name and Address	Percentage of Shares owned
JNL/AllianceBernstein Dynamic Asset Allocation Fund (Class A)
	Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	57.25%
JNL/AQR Managed Futures Strategy Fund (Class A)
	JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	29.41%
	JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	15.71%
	Curian Guidance - Institutional Alt 100 Moderate Fund 7601 Technology Way Denver CO 80237	8.30%
	JNL Institutional Alt 20 Fund 1 Corporate Way Lansing MI 48951	6.73%
	JNL Institutional Alt 65 Fund 1 Corporate Way Lansing MI 48951	6.55%
JNL/AQR Managed Futures Strategy Fund (Class B)
	Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	100.00%
JNL/BlackRock Commodity Securities Strategy Fund (Class A)
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	6.82%
	JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	5.67%
JNL/BlackRock Large Cap Select Growth Fund (Class A)
	JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	20.61%
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	8.73%
	JNL/S&P Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	8.42%

2

Fund	Name and Address	Percentage of Shares owned
JNL/Brookfield Global Infrastructure and MLP Fund (Class A)
	JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	14.36%
	JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	7.01%
JNL/DFA U.S. Core Equity Fund (Class A)
	JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	7.28%
	JNL/S&P Managed Conservative Fund 1 Corporate Way Lansing MI 48951	5.58%
JNL/Eagle SmallCap Equity Fund (Class A)
	JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	9.01%
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	8.39%
JNL/Franklin Templeton Global Growth Fund (Class A)
	JNL/Franklin Templeton Founding Strategy Fund 1 Corporate Way Lansing MI 48951	45.43%
JNL/Franklin Templeton Global Multisector Bond Fund (Class A)
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	16.97%
	JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	12.49%
	JNL/S&P Managed Conservative Fund 1 Corporate Way Lansing MI 48951	6.57%
	JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	5.44%
JNL/Franklin Templeton Income Fund (Class A)
	JNL/Franklin Templeton Founding Strategy Fund 1 Corporate Way Lansing MI 48951	21.06%
JNL/Franklin Templeton Mutual Shares Fund (Class A)
	JNL/Franklin Templeton Founding Strategy Fund 1 Corporate Way Lansing MI 48951	46.10%
JNL/Franklin Templeton Small Cap Value Fund (Class A)
	JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	13.00%
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	12.67%

3

Fund	Name and Address	Percentage of Shares owned
	JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	6.67%
JNL/Goldman Sachs Core Plus Bond Fund (Class A)
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	9.38%
	JNL/S&P Managed Conservative Fund 1 Corporate Way Lansing MI 48951	6.19%
JNL/Goldman Sachs Emerging Markets Debt Fund (Class A)
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	19.38%
	JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	12.50%
	JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	11.72%
	JNL/S&P Managed Conservative Fund 1 Corporate Way Lansing MI 48951	7.27%
JNL/Goldman Sachs Mid Cap Value Fund (Class A)
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	15.55%
	JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	12.59%
	JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	8.42%
	JNL/S&P Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	5.92%
JNL/Goldman Sachs Mid Cap Value Fund (Class B)
	Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	50.02%
JNL/Invesco Global Real Estate Fund (Class A)
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	7.58%
	JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	6.85%
	JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	5.31%
JNL/Invesco International Growth Fund (Class A)
	JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	19.25%

4

Fund	Name and Address	Percentage of Shares owned
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	15.64%
	JNL/S&P Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	8.80%
JNL/Invesco Large Cap Growth Fund (Class A)
	JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	19.94%
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	14.57%
	JNL/S&P Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	8.27%
JNL/Invesco Mid Cap Value Fund (Class A)
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	14.14%
	JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	10.10%
JNL/Invesco Small Cap Growth Fund (Class A)
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	12.82%
	JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	9.14%
JNL/JPMorgan International Value Fund (Class A)
	JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	11.00%
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	10.10%
JNL/JPMorgan MidCap Growth Fund (Class A)
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	17.72%
	JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	13.76%
	JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	9.50%
	JNL/S&P Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	5.92%
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class A)
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	16.00%

5

Fund	Name and Address	Percentage of Shares owned
	JNL/S&P Managed Conservative Fund 1 Corporate Way Lansing MI 48951	15.41%
	JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	14.69%
JNL/Lazard Emerging Markets Fund (Class A)
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	15.45%
	JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	13.28%
	JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	5.26%
	JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	5.22%
	JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	5.06%
JNL/Mellon Capital Bond Index Fund (Class A)
	JNL/Mellon Capital Index 5 Fund 1 Corporate Way Lansing MI 48951	13.95%
	JNL Institutional Alt 20 Fund 1 Corporate Way Lansing MI 48951	6.95%
	JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	5.64%
	JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	5.23%
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund (Class B)
	Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	90.00%
JNL/Mellon Capital Emerging Markets Index Fund (Class A)
	JNL Disciplined Moderate Growth Fund 1 Corporate Way Lansing MI 48951	16.18%
	JNL Disciplined Growth Fund 1 Corporate Way Lansing MI 48951	9.93%
	JNL Disciplined Moderate Fund 1 Corporate Way Lansing MI 48951	7.39%
JNL/Mellon Capital European 30 Fund (Class B)
	Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	73.95%

6

Fund	Name and Address	Percentage of Shares owned
JNL/Mellon Capital International Index Fund (Class A)
	JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	11.87%
	JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	11.13%
	JNL Disciplined Moderate Growth Fund 1 Corporate Way Lansing MI 48951	10.11%
	JNL Institutional Alt 20 Fund 1 Corporate Way Lansing MI 48951	8.45%
	JNL/Mellon Capital Index 5 Fund 1 Corporate Way Lansing MI 48951	6.28%
	JNL Disciplined Growth Fund 1 Corporate Way Lansing MI 48951	5.11%
JNL/Mellon Capital International Index Fund (Class B)
	Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	46.66%
JNL/Mellon Capital Pacific Rim 30 Fund (Class A)
	JNL Disciplined Moderate Growth Fund 1 Corporate Way Lansing MI 48951	15.39%
	JNL Disciplined Moderate Fund 1 Corporate Way Lansing MI 48951	9.53%
	JNL Disciplined Growth Fund 1 Corporate Way Lansing MI 48951	8.56%
JNL/Mellon Capital Pacific Rim 30 Fund (Class B)
	Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	70.62%
JNL/Mellon Capital S&P 400 MidCap Index Fund (Class A)
	JNL/Mellon Capital Index 5 Fund 1 Corporate Way Lansing MI 48951	8.56%
	JNL Disciplined Moderate Growth Fund 1 Corporate Way Lansing MI 48951	6.01%
JNL/Mellon Capital Small Cap Index Fund (Class A)
	JNL/Mellon Capital Index 5 Fund 1 Corporate Way Lansing MI 48951	8.30%
	JNL Disciplined Moderate Growth Fund 1 Corporate Way Lansing MI 48951	5.02%
JNL/Mellon Capital Small Cap Index Fund (Class B)
	Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	39.54%

7

Fund	Name and Address	Percentage of Shares owned
JNL/MMRS Conservative Fund (Class A)
	Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	10.31%
JNL/MMRS Growth Fund (Class A)
	Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	25.89%
JNL/MMRS Moderate Fund (Class A)
	Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	7.21%
JNL/Morgan Stanley Mid Cap Growth Fund (Class A)
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	33.00%
	JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	25.82%
	JNL/S&P Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	11.37%
JNL/Morgan Stanley Mid Cap Growth Fund (Class B)
	Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	97.40%
JNL/Neuberger Berman Strategic Income Fund (Class A)
	JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	13.19%
	JNL Institutional Alt 20 Fund 1 Corporate Way Lansing MI 48951	12.56%
	JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	12.11%
JNL/Neuberger Berman Strategic Income Fund (Class B)
	Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	84.41%
JNL/Oppenheimer Global Growth Fund (Class A)
	JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	17.22%
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	10.13%
	JNL/S&P Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	7.78%
JNL/PIMCO Real Return Fund (Class A)
	JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	6.70%

8

Fund	Name and Address	Percentage of Shares owned
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	6.24%
JNL/PIMCO Total Return Bond Fund (Class A)
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	9.37%
	JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	6.47%
JNL/PPM America Floating Rate Income Fund (Class A)
	JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	5.26%
JNL/PPM America High Yield Bond Fund (Class A)
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	10.59%
	JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	5.95%
JNL/PPM America Mid Cap Value Fund (Class A)
	JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	6.22%
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	6.22%
JNL/PPM America Mid Cap Value Fund (Class B)
	Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	62.66%
JNL/PPM America Small Cap Value Fund (Class B)
	Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	99.67%
JNL/PPM America Value Equity Fund (Class B)
	Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	89.18%
JNL/Red Rocks Listed Private Equity Fund (Class A)
	JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	16.24%
	JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	8.26%
JNL/S&P Competitive Advantage Fund (Class A)
	JNL/S&P 4 Fund 1 Corporate Way Lansing MI 48951	45.55%
	JNL Disciplined Moderate Growth Fund 1 Corporate Way Lansing MI 48951	7.64%

9

Fund	Name and Address	Percentage of Shares owned
	JNL Disciplined Moderate Fund 1 Corporate Way Lansing MI 48951	5.19%
JNL/S&P Dividend Income & Growth Fund (Class A)
	JNL/S&P 4 Fund 1 Corporate Way Lansing MI 48951	28.36%
JNL/S&P Intrinsic Value Fund (Class A)
	JNL/S&P 4 Fund 1 Corporate Way Lansing MI 48951	49.84%
	JNL Disciplined Moderate Growth Fund 1 Corporate Way Lansing MI 48951	5.06%
JNL/S&P MID 3 Fund (Class A)
	JNL Disciplined Moderate Growth Fund 1 Corporate Way Lansing MI 48951	38.68%
	JNL Disciplined Growth Fund 1 Corporate Way Lansing MI 48951	20.59%
	JNL Disciplined Moderate Fund 1 Corporate Way Lansing MI 48951	19.02%
JNL/S&P Mid 3 Fund (Class B)
	Jackson National Life - Seed Money 1 Corporate Way Lansing MI 48951	100.00%
JNL/S&P Total Yield Fund (Class A)
	JNL/S&P 4 Fund 1 Corporate Way Lansing MI 48951	66.71%
JNL/Scout Unconstrained Bond Fund (Class A)
	JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	17.59%
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	15.88%
	JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	11.16%
	JNL/S&P Managed Conservative Fund 1 Corporate Way Lansing MI 48951	11.09%
	JNL Disciplined Moderate Fund 1 Corporate Way Lansing MI 48951	8.25%
	JNL Institutional Alt 50 Fund 1 Corporate Way Lansing MI 48951	8.09%
	JNL Institutional Alt 20 Fund 1 Corporate Way Lansing MI 48951	7.77%

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Fund	Name and Address	Percentage of Shares owned
	JNL Institutional Alt 35 Fund 1 Corporate Way Lansing MI 48951	7.45%
	JNL Disciplined Moderate Growth Fund 1 Corporate Way Lansing MI 48951	6.25%
JNL/T. Rowe Price Established Growth Fund (Class A)
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	18.10%
	JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	14.41%
	JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	7.91%
	JNL/S&P Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	5.41%
JNL/T. Rowe Price Short-Term Bond Fund (Class A)
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	15.54%
	JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	14.20%
	JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	10.87%
	JNL/S&P Managed Conservative Fund 1 Corporate Way Lansing MI 48951	9.54%
JNL/T. Rowe Price Value Fund (Class A)
	JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	17.61%
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	16.24%
	JNL/S&P Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	6.87%
	JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	6.32%
JNL/WMC Value Fund (Class A)
	JNL/S&P Managed Moderate Growth Fund 1 Corporate Way Lansing MI 48951	22.14%
	JNL/S&P Managed Growth Fund 1 Corporate Way Lansing MI 48951	20.41%
	JNL/S&P Managed Aggressive Growth Fund 1 Corporate Way Lansing MI 48951	9.48%

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Fund	Name and Address	Percentage of Shares owned
	JNL/S&P Managed Moderate Fund 1 Corporate Way Lansing MI 48951	6.19%

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant Investment Divisions.  As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts.  To the knowledge of management of the Trust, as of August 19, 2014, the following persons may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund:

Fund	Name and Address	Percentage of Shares owned
JNL/Mellon Capital Emerging Markets Index Fund (Class B)
	Rosemarie Durbin 6708 Bridge Hill Cove Austin, TX 78746	37.10%
JNL/WMC Balanced Fund (Class B)
	Janis R. Roden 2522 Bobwhite Dr Odessa, TX 79761	39.64%

The S&P Funds noted above are Funds of the Trust.  The address for the S&P Funds and Jackson is 1 Corporate Way, Lansing, Michigan 48951.

Beginning on page 103, in the section entitled “VIII. Investment Adviser, Sub-Advisers and Other Service Providers”, sub-section “Investment Sub-Advisers and Portfolio Managers,” please add the following:

Robeco Investment Management, Inc.

Robeco Investment Management, Inc. (“RIM”) is an SEC-registered Investment Adviser consisting of three investment divisions: Boston Partners, Weiss, Peck & Greer and Redwood.  RIM maintains offices in Boston (MA), Greenbrae (CA), New York (NY), San Francisco (CA), and Los Angeles (CA).  Each of the divisions that comprise the firm manages investments independently to ensure continuity of investment philosophy, process and investment teams while sharing distribution, marketing, client service, legal and compliance, and back-office support.

Portfolio Manager Compensation Structure

All investment professionals receive a compensation package comprised of an industry competitive base salary and a discretionary bonus and long-term incentives. Through our bonus program, key investment professionals are rewarded primarily for strong investment performance.

Typically, bonuses are based upon a combination of one or more of the following four criteria:

•	Individual Contribution: an evaluation of the professional’s individual contribution based on the expectations established at the beginning of each year;
•	Product Investment Performance: performance of the investment product(s) with which the individual is involved versus the pre-designed index, based on the excess return;
•	Investment Team Performance: the financial results of the investment group; and
•	Firm-wide Performance: the overall financial performance of RIM.

We retain professional compensation consultants with asset management expertise to periodically review our practices to

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ensure that they remain highly competitive.

RIM offers a profit participation plan focused on the firm's investment professionals whereby participants receive the equivalent of an equity stake in the firm.  The incentive plan provides for the issuance of restricted shares and options that vest over multi-year periods.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of June 30, 2014:

JNL/Boston Partners Global Long Short Equity Fund

Other Accounts Managed

Portfolio Managers	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Joseph F. Feeney, Jr.	8	$14,665	0	$0	0	$0
Christopher K. Hart	3	$97	3	$455	0	$0
Joshua Jones	3	$97	0	$0	0	$0

Conflicts of Interest

As a fiduciary, RIM has an affirmative duty of care, loyalty, honesty to its clients and a duty of utmost good faith to act in the best interests of RIM’s clients.  Compliance with this fiduciary responsibility can be accomplished by avoiding conflicts of interest and by fully, adequately, and fairly disclosing all material facts concerning any conflict which arises with respect to any client.

The following specific guidelines should not be viewed as all encompassing and are not intended to be exclusive of others:

• No Supervised Person shall take inappropriate advantage of their position with respect to a client, advancing their position for self-gain.
• No Supervised Person shall use knowledge about pending or currently considered client securities transactions to profit personally as a result of such transactions.
• All securities transactions affected for the benefit of a client account shall avoid inappropriate favoritism of one client over another client.
• All securities transactions affected for the benefit of a Supervised Person shall be conducted in such a manner as to avoid abuse of that individual’s position of trust and responsibility.

RIM maintains a Code of Ethics designed to identify and mitigate conflicts of interest.  The Code includes policies regarding personal securities trading, political and charitable contributions, gifts and entertainment, outside business activities and inside information.  In addition, RIM reviews employee connections with other securities industry companies and with any clients or vendors.  This information is reviewed with regard to possible conflict of interest.

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Security Ownership of Portfolio Managers for the JNL/Boston Partners Global Long Short Equity Fund as of June 30, 2014

Security Ownership of Portfolio Managers	Joseph F. Feeney, Jr.	Christopher K. Hart	Joshua Jones
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 158, in the section entitled “VIII. Investment Adviser, Sub-Advisers and Other Service Providers”, sub-section “Investment Sub-Advisers and Portfolio Managers,” please delete the first paragraph under “Mellon Capital Management Corporation” in its entirety and replace it with the following:

Mellon Capital Management Corporation (“Mellon Capital”), located at 50 Fremont Street, Suite 3900, San Francisco, California 94105, serves as Sub-Adviser to the JNL/Mellon Capital Emerging Markets Index Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital International Index Fund, JNL/Mellon Capital Bond Index Fund, JNL/Mellon Capital Global Alpha Fund, JNL/Mellon Capital European 30 Fund, JNL/Mellon Capital Pacific Rim 30 Fund, JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, and JNL/Mellon Capital Utilities Sector Fund.  Mellon Capital also serves as co-Sub-Adviser to the JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, JNL/S&P Mid 3 Fund, and JNL/S&P International 5 Fund.  Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

On page 161, in the section entitled “VIII. Investment Adviser, Sub-Advisers and Other Service Providers”, sub-section “Investment Sub-Advisers and Portfolio Managers,” please add the following tables under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest”:

The following table reflects information as of June 30, 2014:

JNL/S&P International 5 Fund
Richard Brown, Thomas Durante, and Karen Wong	Number Of Accounts	Total Assets ($ Mil)
registered investment companies:	105	$90.0
other pooled investment vehicles:	97	$82.7
other accounts:	78	$128.3

On page 163, in the section entitled “VIII. Investment Adviser, Sub-Advisers and Other Service Providers”, sub-section “Investment Sub-Advisers and Portfolio Managers,” please delete the table and heading under “Security Ownership of Portfolio Managers for the JNL/Mellon Capital S&P 500 Index Fund, the JNL/Mellon Capital S&P 400 MidCap Index Fund, the JNL/Mellon Capital Small Cap Index Fund, the JNL/Mellon Capital International Index Fund, the JNL/Mellon Capital European 30 Fund, the JNL/Mellon Capital Pacific Rim 30 Fund, the JNL/Mellon Capital Emerging Markets Index Fund, the JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, the JNL/Mellon Capital Utilities Sector Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, the JNL/S&P Total Yield Fund, and the as of December 31, 2013” in its entirety and replace it with the following:

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Security Ownership of Portfolio Managers for the JNL/Mellon Capital S&P 500 Index Fund, the JNL/Mellon Capital S&P 400 MidCap Index Fund, the JNL/Mellon Capital Small Cap Index Fund, the JNL/Mellon Capital International Index Fund, the JNL/Mellon Capital European 30 Fund, the JNL/Mellon Capital Pacific Rim 30 Fund, the JNL/Mellon Capital Emerging Markets Index Fund, the JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, the JNL/Mellon Capital Utilities Sector Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, the JNL/S&P Total Yield Fund, the JNL/S&P Mid 3 Fund, and JNL/S&P International 5 Fund as of June 30, 2014

Security Ownership of Portfolio Managers	Richard Brown	Thomas Durante	Karen Wong
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 185, in the section entitled “VIII. Investment Adviser, Sub-Advisers and Other Service Providers”, sub-section “Investment Sub-Advisers and Portfolio Managers,” please delete the first paragraph under “Standard & Poor’s Investment Advisory Services LLC” in its entirety and replace it with the following:

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10041, serves as Sub-Adviser to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund.  SPIAS is co-Sub-Adviser with Mellon Capital for the following funds: JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, JNL/S&P Mid 3 Fund, and JNL/S&P International 5 Fund.  SPIAS was established in 1995.  SPIAS is a wholly owned subsidiary of McGraw Hill Financial, Inc. (“McGraw Hill”), a publicly traded company that provides, financial information, including credit ratings, benchmarks and analytics to the global capital and commodity markets.  SPIAS is affiliated with Standard & Poor’s Financial Services LLC and S&P Dow Jones Indices LLC, both subsidiaries of McGraw-Hill.  Standard & Poor’s Financial Services LLC is a provider of financial market intelligence, including independent credit ratings, risk evaluation, investment research and data.  S&P Dow Jones Indices LLC is a provider of indices. In addition to SPIAS, Standard & Poor’s Financial Services LLC and S&P Dow Jones Indices LLC operate several independent businesses that engage in other separate business activities.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor’s Financial Services LLC in connection with its ratings business, except to the extent such information is made available by Standard & Poor’s Financial Services LLC to the general public.

On page 185, in the section entitled “VIII. Investment Adviser, Sub-Advisers and Other Service Providers”, sub-section “Investment Sub-Advisers and Portfolio Managers,” please add the following tables under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest”:

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of June 30, 2014:

Erin Gibbs	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	0	$0
other pooled investment vehicles*:	26	$2,425
other accounts**:	0	$0
* The portfolio manager is involved with the selection of securities for certain UIT portfolios at initial offering and as required thereafter and the selection of securities for offshore investment funds.
** The portfolio manager is responsible for the management of one or more model portfolios published by S&P Capital IQ.

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William Charles Bassignani	Number Of Accounts	Approximate Total Assets ($Mil)
Registered investment companies:	0	$0
Other pooled investment vehicles:	0	$0
Other accounts:	0	$0

Michael Carapucci	Number Of Accounts	Approximate Total Assets ($Mil)
Registered investment companies:	0	$0
Other pooled investment vehicles:	0	$0
Other accounts: *	0	$0
* The portfolio manager is responsible for the management of one or more model portfolios published by S&P Capital IQ.

On page 186, in the section entitled “VIII. Investment Adviser, Sub-Advisers and Other Service Providers”, sub-section “Investment Sub-Advisers and Portfolio Managers,” please delete the table and heading under “Security Ownership of Portfolio Managers for the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund,

the JNL/S&P Intrinsic Value Fund, the JNL/S&P Total Yield Fund, the JNL/S&P Mid 3 Fund, and the JNL/S&P International 5 Fund as of June 30, 2014” in its entirety and replace it with the following:

Security Ownership of Portfolio Managers for the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, the JNL/S&P Total Yield Fund, the JNL/S&P Mid 3 Fund, and the JNL/S&P International 5 Fund as of June 30, 2014

Security Ownership of Portfolio Managers	Erin Gibbs	William Charles Bassignani
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On page 193, in the section entitled “Sub-Advisory Fees,” please add the following:

FUND	ASSETS	FEES
JNL/Boston Partners Global Long Short Equity Fund	$0 to $250 million Over $250 million	.90% .85%
JNL/S&P International 5 Fund	$0 to $1 billion Over $1 billion	.10% .08%
JNL/S&P International 5 Fund4	$0 to $50 million $50 million to $100 million $100 million to $750 million Over $750 million	.09% .06% .03% .015%
4 These sub-advisory fees are paid to Mellon Capital.

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On page 204, please delete the sixth full paragraph in its entirety and on page 205, please delete the first full paragraph its entirety and replace with the following:

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR THE JNL/MELLON CAPITAL UTILITIES SECTOR FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI

17

PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

On page 202, please delete the third full paragraph in its entirety and replace with the following:

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund,  JNL/S&P 4 Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, JNL/S&P Mid 3 Fund, and JNL/S&P International 5 Fund.

On page 210, in the section entitled “Administrative Fee,” please add the following:

Funds	Assets	Administrative Fee
JNL/Boston Partners Global Long Short Equity Fund	All Assets	.15%
JNL/S&P International 5 Fund	All Assets	.15%

On page 213, effective September 2, 2014, in the section entitled “Custodian and Transfer Agent,” please delete the second and third paragraphs in their entirety and replace them with the following:

JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017, acts as custodian for all of the Funds, except the JNL/Goldman Sachs U.S. Equity Flex Fund and JNL/PPM America Floating Rate Income Fund.  The custodian is an affiliate of J.P. Morgan Investment Management Inc., which acts as Sub-Adviser to certain Funds.  JPMorgan Chase Bank, N.A. is an indirect subsidiary of JPMorgan Chase & Co.

The custodian for the JNL/Goldman Sachs U.S. Equity Flex Fund and JNL/PPM America Floating Rate Income Fund is State Street Bank & Trust Company, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

This Supplement is dated September 15, 2014.

(To be used with V3180 04/14 and V3180PROXY 04/14.)

CMX13610 09/14

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